FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	PSF PGIM Government Money Market Portfolio (Class I)	PSF PGIM Total Return Bond Portfolio (Class I)	PSF PGIM Jennison Blend Portfolio (Class I)	PSF PGIM Jennison Value Portfolio (Class I)	PSF PGIM High Yield Bond Portfolio (Class I)
ASSETS
Investment in the portfolios, at fair value	$4,331,371	$8,121,992	$13,202,386	$14,636,602	$7,667,786
Net Assets	$4,331,371	$8,121,992	$13,202,386	$14,636,602	$7,667,786

NET ASSETS, representing:
Accumulation units	$4,331,371	$8,121,992	$13,202,386	$14,636,602	$7,667,786
	$4,331,371	$8,121,992	$13,202,386	$14,636,602	$7,667,786

Units outstanding	3,687,619	3,122,439	2,642,184	3,162,673	1,544,237

Portfolio shares held	433,137	608,845	179,698	333,560	1,295,234
Portfolio net asset value per share	$10.00	$13.34	$73.47	$43.88	$5.92
Investment in portfolio shares, at cost	$4,331,371	$7,032,190	$5,073,526	$6,908,705	$6,889,503

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	PSF PGIM Government Money Market Portfolio (Class I)	PSF PGIM Total Return Bond Portfolio (Class I)	PSF PGIM Jennison Blend Portfolio (Class I)	PSF PGIM Jennison Value Portfolio (Class I)	PSF PGIM High Yield Bond Portfolio (Class I)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$60,273	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	64,319	128,145	214,046	234,030	127,959
NET INVESTMENT INCOME (LOSS)	(4,046)	(128,145)	(214,046)	(234,030)	(127,959)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	235,240	1,034,814	1,424,811	231,424
Net change in unrealized appreciation (depreciation) on investments	—	(1,807,710)	(5,803,737)	(2,885,070)	(1,358,982)
NET GAIN (LOSS) ON INVESTMENTS	—	(1,572,470)	(4,768,923)	(1,460,259)	(1,127,558)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(4,046)	$(1,700,615)	$(4,982,969)	$(1,694,289)	$(1,255,517)
The accompanying notes are an integral part of these financial statements.
A1

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	PSF Stock Index Portfolio (Class I)	PSF Global Portfolio (Class I)	PSF PGIM Jennison Growth Portfolio (Class I)	PSF Small-Cap Stock Index Portfolio (Class I)	T. Rowe Price International Stock Portfolio
ASSETS
Investment in the portfolios, at fair value	$37,882,444	$3,131,256	$16,740,290	$7,513,070	$980,854
Net Assets	$37,882,444	$3,131,256	$16,740,290	$7,513,070	$980,854

NET ASSETS, representing:
Accumulation units	$37,882,444	$3,131,256	$16,740,290	$7,513,070	$980,854
	$37,882,444	$3,131,256	$16,740,290	$7,513,070	$980,854

Units outstanding	4,645,727	843,402	2,721,206	781,728	487,388

Portfolio shares held	412,528	67,864	181,388	148,892	75,219
Portfolio net asset value per share	$91.83	$46.14	$92.29	$50.46	$13.04
Investment in portfolio shares, at cost	$25,472,293	$1,412,719	$5,164,900	$4,995,447	$1,083,570

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	PSF Stock Index Portfolio (Class I)	PSF Global Portfolio (Class I)	PSF PGIM Jennison Growth Portfolio (Class I)	PSF Small-Cap Stock Index Portfolio (Class I)	T. Rowe Price International Stock Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$7,922

EXPENSES
Charges for mortality and expense risk,
and for administration	440,573	49,569	294,703	79,984	14,525
NET INVESTMENT INCOME (LOSS)	(440,573)	(49,569)	(294,703)	(79,984)	(6,603)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	23,933
Net realized gain (loss) on shares redeemed	2,106,039	244,238	2,346,155	467,575	560
Net change in unrealized appreciation (depreciation) on investments	(11,351,975)	(1,040,279)	(13,244,208)	(2,079,763)	(230,527)
NET GAIN (LOSS) ON INVESTMENTS	(9,245,936)	(796,041)	(10,898,053)	(1,612,188)	(206,034)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(9,686,509)	$(845,610)	$(11,192,756)	$(1,692,172)	$(212,637)
The accompanying notes are an integral part of these financial statements.
A2

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	T. Rowe Price Equity Income Portfolio (Equity Income Portfolio Class)	Invesco V.I. Core Equity Fund (Series I)	Janus Henderson VIT Research Portfolio (Institutional Shares)	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	MFS® Research Series (Initial Class)
ASSETS
Investment in the portfolios, at fair value	$5,039,479	$5,421,985	$3,527,299	$3,649,906	$1,130,806
Net Assets	$5,039,479	$5,421,985	$3,527,299	$3,649,906	$1,130,806

NET ASSETS, representing:
Accumulation units	$5,039,479	$5,421,985	$3,527,299	$3,649,906	$1,130,806
	$5,039,479	$5,421,985	$3,527,299	$3,649,906	$1,130,806

Units outstanding	954,096	1,404,247	774,724	845,016	229,017

Portfolio shares held	186,578	220,855	111,694	94,754	40,764
Portfolio net asset value per share	$27.01	$24.55	$31.58	$38.52	$27.74
Investment in portfolio shares, at cost	$4,478,390	$6,160,421	$3,517,812	$3,090,775	$997,192

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	T. Rowe Price Equity Income Portfolio (Equity Income Portfolio Class)	Invesco V.I. Core Equity Fund (Series I)	Janus Henderson VIT Research Portfolio (Institutional Shares)	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	MFS® Research Series (Initial Class)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$99,806	$54,868	$29,501	$66,634	$6,182

EXPENSES
Charges for mortality and expense risk,
and for administration	75,173	84,846	58,194	53,728	17,478
NET INVESTMENT INCOME (LOSS)	24,633	(29,978)	(28,693)	12,906	(11,296)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	260,877	932,457	729,873	—	161,355
Net realized gain (loss) on shares redeemed	145,576	86,746	85,953	86,606	30,270
Net change in unrealized appreciation (depreciation) on investments	(700,840)	(2,588,958)	(2,486,441)	(557,237)	(457,371)
NET GAIN (LOSS) ON INVESTMENTS	(294,387)	(1,569,755)	(1,670,615)	(470,631)	(265,746)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(269,754)	$(1,599,733)	$(1,699,308)	$(457,725)	$(277,042)
The accompanying notes are an integral part of these financial statements.
A3

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	MFS® Growth Series (Initial Class)	American Century VP Value Fund (Class I)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	PSF PGIM Jennison Focused Blend Portfolio (Class I)	Davis Value Portfolio
ASSETS
Investment in the portfolios, at fair value	$5,238,515	$1,634,470	$1,522,243	$2,303,589	$700,680
Net Assets	$5,238,515	$1,634,470	$1,522,243	$2,303,589	$700,680

NET ASSETS, representing:
Accumulation units	$5,238,515	$1,634,470	$1,522,243	$2,303,589	$700,680
	$5,238,515	$1,634,470	$1,522,243	$2,303,589	$700,680

Units outstanding	921,613	306,995	355,175	537,575	296,120

Portfolio shares held	109,090	131,283	144,838	53,299	132,705
Portfolio net asset value per share	$48.02	$12.45	$10.51	$43.22	$5.28
Investment in portfolio shares, at cost	$4,681,382	$1,097,183	$2,390,963	$770,756	$1,116,993

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	MFS® Growth Series (Initial Class)	American Century VP Value Fund (Class I)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	PSF PGIM Jennison Focused Blend Portfolio (Class I)	Davis Value Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$—	$35,385	$—	$—	$9,862

EXPENSES
Charges for mortality and expense risk,
and for administration	84,847	23,942	24,740	38,274	11,482
NET INVESTMENT INCOME (LOSS)	(84,847)	11,443	(24,740)	(38,274)	(1,620)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	697,736	142,455	467,422	—	173,573
Net realized gain (loss) on shares redeemed	197,564	95,889	(75,696)	318,290	(40,688)
Net change in unrealized appreciation (depreciation) on investments	(3,459,547)	(265,870)	(1,212,620)	(1,221,538)	(343,783)
NET GAIN (LOSS) ON INVESTMENTS	(2,564,247)	(27,526)	(820,894)	(903,248)	(210,898)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(2,649,094)	$(16,083)	$(845,634)	$(941,522)	$(212,518)
The accompanying notes are an integral part of these financial statements.
A4

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	AB VPS Large Cap Growth Portfolio (Class B)	PSF Small-Cap Value Portfolio (Class I)	Janus Henderson VIT Research Portfolio (Service Shares)	PSF Mid-Cap Growth Portfolio (Class I)	PSF International Growth Portfolio (Class I)
ASSETS
Investment in the portfolios, at fair value	$356,573	$5,096,433	$433,302	$4,996,033	$1,284,931
Net Assets	$356,573	$5,096,433	$433,302	$4,996,033	$1,284,931

NET ASSETS, representing:
Accumulation units	$356,573	$5,096,433	$433,302	$4,996,033	$1,284,931
	$356,573	$5,096,433	$433,302	$4,996,033	$1,284,931

Units outstanding	151,486	1,347,592	149,170	984,751	575,412

Portfolio shares held	6,671	166,333	14,362	223,237	131,115
Portfolio net asset value per share	$53.45	$30.64	$30.17	$22.38	$9.80
Investment in portfolio shares, at cost	$329,837	$2,471,660	$433,475	$2,051,410	$905,471

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	AB VPS Large Cap Growth Portfolio (Class B)	PSF Small-Cap Value Portfolio (Class I)	Janus Henderson VIT Research Portfolio (Service Shares)	PSF Mid-Cap Growth Portfolio (Class I)	PSF International Growth Portfolio (Class I)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$—	$—	$2,802	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	6,942	87,476	7,618	89,960	21,727
NET INVESTMENT INCOME (LOSS)	(6,942)	(87,476)	(4,816)	(89,960)	(21,727)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	67,270	—	88,683	—	—
Net realized gain (loss) on shares redeemed	13,149	413,828	3,858	670,583	54,666
Net change in unrealized appreciation (depreciation) on investments	(272,463)	(1,379,589)	(284,626)	(2,695,878)	(597,383)
NET GAIN (LOSS) ON INVESTMENTS	(192,044)	(965,761)	(192,085)	(2,025,295)	(542,717)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(198,986)	$(1,053,237)	$(196,901)	$(2,115,255)	$(564,444)
The accompanying notes are an integral part of these financial statements.
A5

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Tactical Preservation Portfolio	AST T. Rowe Price Large-Cap Value Portfolio**	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio**
ASSETS
Investment in the portfolios, at fair value	$20,918,875	$214,523,029	$—	$24,966,318	$—
Net Assets	$20,918,875	$214,523,029	$—	$24,966,318	$—

NET ASSETS, representing:
Accumulation units	$20,918,875	$214,523,029	$—	$24,966,318	$—
	$20,918,875	$214,523,029	$—	$24,966,318	$—

Units outstanding	957,793	15,269,733	—	1,727,686	—

Portfolio shares held	1,396,454	10,186,279	—	2,271,730	—
Portfolio net asset value per share	$14.98	$21.06	$—	$10.99	$—
Investment in portfolio shares, at cost	$19,335,414	$215,161,978	$—	$23,317,426	$—

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Tactical Preservation Portfolio	AST T. Rowe Price Large-Cap Value Portfolio	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	2/11/2022**	12/31/2022	9/9/2022**

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	277,661	4,010,666	128,694	296,674	148,809
NET INVESTMENT INCOME (LOSS)	(277,661)	(4,010,666)	(128,694)	(296,674)	(148,809)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	2,565,095	1,822,935	27,957,683	958,112	1,224,897
Net change in unrealized appreciation (depreciation) on investments	(10,888,908)	(58,686,481)	(27,271,187)	(4,758,886)	(6,868,159)
NET GAIN (LOSS) ON INVESTMENTS	(8,323,813)	(56,863,546)	686,496	(3,800,774)	(5,643,262)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(8,601,474)	$(60,874,212)	$557,802	$(4,097,448)	$(5,792,071)

**Subaccount was no longer available for investment as of the date presented in the Statement of Operations.

The accompanying notes are an integral part of these financial statements.
A6

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	AST Small-Cap Value Portfolio	AST Mid-Cap Growth Portfolio	AST Large-Cap Value Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio**	AST MFS Growth Portfolio**
ASSETS
Investment in the portfolios, at fair value	$34,396,279	$44,927,614	$122,986,276	$—	$—
Net Assets	$34,396,279	$44,927,614	$122,986,276	$—	$—

NET ASSETS, representing:
Accumulation units	$34,396,279	$44,927,614	$122,986,276	$—	$—
	$34,396,279	$44,927,614	$122,986,276	$—	$—

Units outstanding	1,554,369	1,937,426	4,833,879	—	—

Portfolio shares held	1,032,611	3,719,173	2,821,433	—	—
Portfolio net asset value per share	$33.31	$12.08	$43.59	$—	$—
Investment in portfolio shares, at cost	$33,247,547	$40,834,731	$114,195,532	$—	$—

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST Small-Cap Value Portfolio	AST Mid-Cap Growth Portfolio	AST Large-Cap Value Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio	AST MFS Growth Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	6/10/2022**	6/10/2022**

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	322,709	663,451	1,438,602	306,807	132,398
NET INVESTMENT INCOME (LOSS)	(322,709)	(663,451)	(1,438,602)	(306,807)	(132,398)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	752,937	2,461,914	2,328,130	12,038,586	4,037,449
Net change in unrealized appreciation (depreciation) on investments	(3,829,837)	(25,601,940)	(6,933,272)	(28,991,970)	(12,872,139)
NET GAIN (LOSS) ON INVESTMENTS	(3,076,900)	(23,140,026)	(4,605,142)	(16,953,384)	(8,834,690)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(3,399,609)	$(23,803,477)	$(6,043,744)	$(17,260,191)	$(8,967,088)

**Subaccount was no longer available for investment as of the date presented in the Statement of Operations.
The accompanying notes are an integral part of these financial statements.
A7

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	AST Mid-Cap Value Portfolio	AST BlackRock Low Duration Bond Portfolio**	AST T. Rowe Price Natural Resources Portfolio	AST T. Rowe Price Asset Allocation Portfolio	AST MFS Global Equity Portfolio
ASSETS
Investment in the portfolios, at fair value	$33,445,123	$—	$18,439,847	$1,093,319,280	$26,187,855
Net Assets	$33,445,123	$—	$18,439,847	$1,093,319,280	$26,187,855

NET ASSETS, representing:
Accumulation units	$33,445,123	$—	$18,439,847	$1,093,319,280	$26,187,855
	$33,445,123	$—	$18,439,847	$1,093,319,280	$26,187,855

Units outstanding	1,393,764	—	1,412,691	59,956,208	1,149,216

Portfolio shares held	782,708	—	637,616	30,832,467	991,964
Portfolio net asset value per share	$42.73	$—	$28.92	$35.46	$26.40
Investment in portfolio shares, at cost	$25,864,532	$—	$14,965,664	$944,253,121	$20,444,526

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST Mid-Cap Value Portfolio	AST BlackRock Low Duration Bond Portfolio	AST T. Rowe Price Natural Resources Portfolio	AST T. Rowe Price Asset Allocation Portfolio	AST MFS Global Equity Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	2/11/2022**	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	468,197	32,931	299,827	18,236,438	358,420
NET INVESTMENT INCOME (LOSS)	(468,197)	(32,931)	(299,827)	(18,236,438)	(358,420)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	4,619,710	398,532	4,442,713	63,755,454	2,205,332
Net change in unrealized appreciation (depreciation) on investments	(8,388,955)	(824,635)	(3,611,981)	(324,531,219)	(9,232,282)
NET GAIN (LOSS) ON INVESTMENTS	(3,769,245)	(426,103)	830,732	(260,775,765)	(7,026,950)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(4,237,442)	$(459,034)	$530,905	$(279,012,203)	$(7,385,370)

**Subaccount was no longer available for investment as of the date presented in the Statement of Operations.

The accompanying notes are an integral part of these financial statements.
A8

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	AST J.P. Morgan International Equity Portfolio	AST Wellington Management Hedged Equity Portfolio	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio
ASSETS
Investment in the portfolios, at fair value	$16,665,933	$112,355,302	$581,842,361	$150,353,482	$794,827,196
Net Assets	$16,665,933	$112,355,302	$581,842,361	$150,353,482	$794,827,196

NET ASSETS, representing:
Accumulation units	$16,665,933	$112,355,302	$581,842,361	$150,353,482	$794,827,196
	$16,665,933	$112,355,302	$581,842,361	$150,353,482	$794,827,196

Units outstanding	1,184,453	6,970,343	29,500,753	11,134,684	45,250,233

Portfolio shares held	515,016	5,845,749	24,253,537	9,195,932	36,746,519
Portfolio net asset value per share	$32.36	$19.22	$23.99	$16.35	$21.63
Investment in portfolio shares, at cost	$15,086,717	$92,260,779	$435,897,469	$131,407,243	$669,008,944

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST J.P. Morgan International Equity Portfolio	AST Wellington Management Hedged Equity Portfolio	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	290,516	1,853,094	10,083,281	3,014,964	9,307,310
NET INVESTMENT INCOME (LOSS)	(290,516)	(1,853,094)	(10,083,281)	(3,014,964)	(9,307,310)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	838,082	9,622,710	57,248,082	16,699,761	50,204,210
Net change in unrealized appreciation (depreciation) on investments	(7,094,285)	(22,709,953)	(200,441,579)	(49,433,262)	(184,238,593)
NET GAIN (LOSS) ON INVESTMENTS	(6,256,203)	(13,087,243)	(143,193,497)	(32,733,501)	(134,034,383)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(6,546,719)	$(14,940,337)	$(153,276,778)	$(35,748,465)	$(143,341,693)

The accompanying notes are an integral part of these financial statements.
A9

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	AST Preservation Asset Allocation Portfolio	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio	AST Large-Cap Growth Portfolio	AST Government Money Market Portfolio
ASSETS
Investment in the portfolios, at fair value	$273,555,817	$708,499,994	$447,361,582	$167,757,159	$64,680,088
Net Assets	$273,555,817	$708,499,994	$447,361,582	$167,757,159	$64,680,088

NET ASSETS, representing:
Accumulation units	$273,555,817	$708,499,994	$447,361,582	$167,757,159	$64,680,088
	$273,555,817	$708,499,994	$447,361,582	$167,757,159	$64,680,088

Units outstanding	19,280,495	40,680,665	24,254,915	5,691,202	6,936,699

Portfolio shares held	15,490,137	38,421,909	19,690,210	3,323,899	64,680,088
Portfolio net asset value per share	$17.66	$18.44	$22.72	$50.47	$1.00
Investment in portfolio shares, at cost	$247,883,697	$624,230,432	$345,221,354	$164,020,402	$64,680,088

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST Preservation Asset Allocation Portfolio	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio	AST Large-Cap Growth Portfolio	AST Government Money Market Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$805,692

EXPENSES
Charges for mortality and expense risk,
and for administration	5,031,682	12,351,750	7,497,516	1,751,726	625,534
NET INVESTMENT INCOME (LOSS)	(5,031,682)	(12,351,750)	(7,497,516)	(1,751,726)	180,158

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	26,924,122	68,151,920	43,937,940	5,999,975	—
Net change in unrealized appreciation (depreciation) on investments	(97,556,525)	(275,840,288)	(151,417,202)	(56,553,733)	—
NET GAIN (LOSS) ON INVESTMENTS	(70,632,403)	(207,688,368)	(107,479,262)	(50,553,758)	—

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(75,664,085)	$(220,040,118)	$(114,976,778)	$(52,305,484)	$180,158

The accompanying notes are an integral part of these financial statements.
A10

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	AST Small-Cap Growth Portfolio	AST BlackRock/Loomis Sayles Bond Portfolio**	AST International Value Portfolio	AST International Growth Portfolio	AST Investment Grade Bond Portfolio
ASSETS
Investment in the portfolios, at fair value	$34,937,402	$—	$11,033,254	$19,424,729	$990,545,919
Net Assets	$34,937,402	$—	$11,033,254	$19,424,729	$990,545,919

NET ASSETS, representing:
Accumulation units	$34,937,402	$—	$11,033,254	$19,424,729	$990,545,919
	$34,937,402	$—	$11,033,254	$19,424,729	$990,545,919

Units outstanding	1,363,900	—	917,437	1,152,132	79,260,281

Portfolio shares held	586,198	—	534,557	898,046	121,241,851
Portfolio net asset value per share	$59.60	$—	$20.64	$21.63	$8.17
Investment in portfolio shares, at cost	$33,582,614	$—	$10,219,426	$17,490,897	$993,218,619

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST Small-Cap Growth Portfolio	AST BlackRock/Loomis Sayles Bond Portfolio	AST International Value Portfolio	AST International Growth Portfolio	AST Investment Grade Bond Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	2/11/2022**	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	360,570	301,498	131,665	241,348	7,971,447
NET INVESTMENT INCOME (LOSS)	(360,570)	(301,498)	(131,665)	(241,348)	(7,971,447)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	850,808	10,458,196	318,307	396,904	(7,325,759)
Net change in unrealized appreciation (depreciation) on investments	(11,649,375)	(16,929,045)	(1,785,938)	(9,284,194)	(3,613,153)
NET GAIN (LOSS) ON INVESTMENTS	(10,798,567)	(6,470,849)	(1,467,631)	(8,887,290)	(10,938,912)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(11,159,137)	$(6,772,347)	$(1,599,296)	$(9,128,638)	$(18,910,359)

**Subaccount was no longer available for investment as of the date presented in the Statement of Operations.
The accompanying notes are an integral part of these financial statements.
A11

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	AST Core Fixed Income Portfolio	AST Cohen & Steers Global Realty Portfolio	AST Emerging Markets Equity Portfolio	AST Goldman Sachs Small-Cap Value Portfolio**	AST Moderate Multi-Asset Portfolio**
ASSETS
Investment in the portfolios, at fair value	$258,910,085	$6,010,391	$17,967,587	$—	$—
Net Assets	$258,910,085	$6,010,391	$17,967,587	$—	$—

NET ASSETS, representing:
Accumulation units	$258,910,085	$6,010,391	$17,967,587	$—	$—
	$258,910,085	$6,010,391	$17,967,587	$—	$—

Units outstanding	22,452,131	393,140	2,121,936	—	—

Portfolio shares held	20,812,708	438,075	2,234,775	—	—
Portfolio net asset value per share	$12.44	$13.72	$8.04	$—	$—
Investment in portfolio shares, at cost	$285,468,220	$5,767,350	$18,739,960	$—	$—

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST Core Fixed Income Portfolio	AST Cohen & Steers Global Realty Portfolio	AST Emerging Markets Equity Portfolio	AST Goldman Sachs Small-Cap Value Portfolio	AST Moderate Multi-Asset Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	6/10/2022**	12/2/2022**

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	3,454,208	91,469	285,728	182,690	4,220,651
NET INVESTMENT INCOME (LOSS)	(3,454,208)	(91,469)	(285,728)	(182,690)	(4,220,651)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(11,209,409)	684,152	66,755	9,963,480	76,486,599
Net change in unrealized appreciation (depreciation) on investments	(38,720,092)	(3,062,513)	(6,287,384)	(14,181,033)	(138,681,605)
NET GAIN (LOSS) ON INVESTMENTS	(49,929,501)	(2,378,361)	(6,220,629)	(4,217,553)	(62,195,006)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(53,383,709)	$(2,469,830)	$(6,506,357)	$(4,400,243)	$(66,415,657)

**Subaccount was no longer available for investment as of the date presented in the Statement of Operations.
The accompanying notes are an integral part of these financial statements.
A12

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	AST J.P. Morgan Global Thematic Portfolio	ProFund VP Consumer Services	ProFund VP Consumer Goods	ProFund VP Financials	ProFund VP Health Care
ASSETS
Investment in the portfolios, at fair value	$159,934,396	$460,157	$64,101	$262,678	$361,741
Net Assets	$159,934,396	$460,157	$64,101	$262,678	$361,741

NET ASSETS, representing:
Accumulation units	$159,934,396	$460,157	$64,101	$262,678	$361,741
	$159,934,396	$460,157	$64,101	$262,678	$361,741

Units outstanding	9,552,841	16,086	2,717	17,651	9,672

Portfolio shares held	8,408,748	8,785	1,276	6,220	4,859
Portfolio net asset value per share	$19.02	$52.38	$50.22	$42.23	$74.44
Investment in portfolio shares, at cost	$133,761,200	$598,528	$65,650	$192,355	$322,177

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST J.P. Morgan Global Thematic Portfolio	ProFund VP Consumer Services	ProFund VP Consumer Goods	ProFund VP Financials	ProFund VP Health Care
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$—	$—	$36	$260	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	2,711,719	7,515	1,107	4,313	5,548
NET INVESTMENT INCOME (LOSS)	(2,711,719)	(7,515)	(1,071)	(4,053)	(5,548)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	5,493	2,811	3,401	22,540
Net realized gain (loss) on shares redeemed	14,993,200	(13,782)	4,554	17,820	12,313
Net change in unrealized appreciation (depreciation) on investments	(56,115,818)	(190,421)	(30,340)	(73,667)	(68,937)
NET GAIN (LOSS) ON INVESTMENTS	(41,122,618)	(198,710)	(22,975)	(52,446)	(34,084)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(43,834,337)	$(206,225)	$(24,046)	$(56,499)	$(39,632)

The accompanying notes are an integral part of these financial statements.
A13

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	ProFund VP Industrials	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Real Estate	ProFund VP Small-Cap Growth
ASSETS
Investment in the portfolios, at fair value	$335,263	$84,539	$196,828	$136,073	$68,255
Net Assets	$335,263	$84,539	$196,828	$136,073	$68,255

NET ASSETS, representing:
Accumulation units	$335,263	$84,539	$196,828	$136,073	$68,255
	$335,263	$84,539	$196,828	$136,073	$68,255

Units outstanding	14,638	3,706	8,924	9,585	2,810

Portfolio shares held	4,038	2,663	4,982	2,509	2,545
Portfolio net asset value per share	$83.02	$31.75	$39.51	$54.23	$26.82
Investment in portfolio shares, at cost	$302,204	$101,343	$184,985	$140,674	$83,727

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	ProFund VP Industrials	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Real Estate	ProFund VP Small-Cap Growth
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$—	$—	$319	$1,116	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	5,525	1,606	3,382	2,220	1,247
NET INVESTMENT INCOME (LOSS)	(5,525)	(1,606)	(3,063)	(1,104)	(1,247)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	5,730	22,878	32,175	9,207	12,987
Net realized gain (loss) on shares redeemed	9,614	(10,196)	7,791	6,862	(4,886)
Net change in unrealized appreciation (depreciation) on investments	(90,015)	(41,791)	(63,509)	(64,439)	(31,950)
NET GAIN (LOSS) ON INVESTMENTS	(74,671)	(29,109)	(23,543)	(48,370)	(23,849)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(80,196)	$(30,715)	$(26,606)	$(49,474)	$(25,096)

The accompanying notes are an integral part of these financial statements.
A14

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	ProFund VP Small-Cap Value	ProFund VP Telecommunications	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value
ASSETS
Investment in the portfolios, at fair value	$164,991	$21,065	$177,401	$177,104	$176,049
Net Assets	$164,991	$21,065	$177,401	$177,104	$176,049

NET ASSETS, representing:
Accumulation units	$164,991	$21,065	$177,401	$177,104	$176,049
	$164,991	$21,065	$177,401	$177,104	$176,049

Units outstanding	7,654	1,894	9,075	6,339	9,473

Portfolio shares held	4,142	721	4,275	3,717	3,903
Portfolio net asset value per share	$39.83	$29.20	$41.50	$47.65	$45.11
Investment in portfolio shares, at cost	$170,604	$21,970	$176,307	$218,206	$158,774

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	ProFund VP Small-Cap Value	ProFund VP Telecommunications	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$—	$420	$1,663	$—	$1,020

EXPENSES
Charges for mortality and expense risk,
and for administration	2,863	336	2,679	3,295	3,136
NET INVESTMENT INCOME (LOSS)	(2,863)	84	(1,016)	(3,295)	(2,116)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	31,989	—	1,814	42,810	2,832
Net realized gain (loss) on shares redeemed	3,244	(207)	207	(9,209)	8,517
Net change in unrealized appreciation (depreciation) on investments	(62,691)	(6,094)	(4,113)	(120,567)	(31,220)
NET GAIN (LOSS) ON INVESTMENTS	(27,458)	(6,301)	(2,092)	(86,966)	(19,871)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(30,321)	$(6,217)	$(3,108)	$(90,261)	$(21,987)
The accompanying notes are an integral part of these financial statements.
A15

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	AST Jennison Large-Cap Growth Portfolio**	Allspring VT International Equity Fund (Class 1)	Allspring VT Omega Growth Fund (Class 1)	AST Bond Portfolio 2022	AST Quantitative Modeling Portfolio
ASSETS
Investment in the portfolios, at fair value	$—	$15,517	$283,080	$1,018	$73,739,987
Net Assets	$—	$15,517	$283,080	$1,018	$73,739,987

NET ASSETS, representing:
Accumulation units	$—	$15,517	$283,080	$1,018	$73,739,987
	$—	$15,517	$283,080	$1,018	$73,739,987

Units outstanding	—	935	53,542	86	5,052,491

Portfolio shares held	—	9,348	13,557	68	3,724,242
Portfolio net asset value per share	$—	$1.66	$20.88	$14.86	$19.80
Investment in portfolio shares, at cost	$—	$23,983	$344,806	$1,018	$64,035,960
STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST Jennison Large-Cap Growth Portfolio	Allspring VT International Equity Fund (Class 1)	Allspring VT Omega Growth Fund (Class 1)	AST Bond Portfolio 2022	AST Quantitative Modeling Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	6/10/2022**	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$—	$663	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	199,599	276	6,536	88,993	511,141
NET INVESTMENT INCOME (LOSS)	(199,599)	387	(6,536)	(88,993)	(511,141)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	84,774	—	—
Net realized gain (loss) on shares redeemed	3,475,106	(654)	17,877	(41,056)	2,372,941
Net change in unrealized appreciation (depreciation) on investments	(20,604,972)	(2,093)	(314,291)	(57,893)	(20,019,790)
NET GAIN (LOSS) ON INVESTMENTS	(17,129,866)	(2,747)	(211,640)	(98,949)	(17,646,849)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(17,329,465)	$(2,360)	$(218,176)	$(187,942)	$(18,157,990)

**Subaccount was no longer available for investment as of the date presented in the Statement of Operations.
The accompanying notes are an integral part of these financial statements.
A16

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	AST BlackRock Global Strategies Portfolio	Allspring VT Opportunity Fund (Class 1)	AST Prudential Core Bond Portfolio**	AST Bond Portfolio 2023	AST MFS Growth Allocation Portfolio
ASSETS
Investment in the portfolios, at fair value	$97,231,251	$82,048	$—	$8,661,110	$53,537,701
Net Assets	$97,231,251	$82,048	$—	$8,661,110	$53,537,701

NET ASSETS, representing:
Accumulation units	$97,231,251	$82,048	$—	$8,661,110	$53,537,701
	$97,231,251	$82,048	$—	$8,661,110	$53,537,701

Units outstanding	7,639,131	2,823	—	885,370	3,526,092

Portfolio shares held	6,409,443	3,689	—	707,607	2,966,078
Portfolio net asset value per share	$15.17	$22.24	$—	$12.24	$18.05
Investment in portfolio shares, at cost	$86,409,566	$79,080	$—	$8,640,028	$48,648,442

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST BlackRock Global Strategies Portfolio	Allspring VT Opportunity Fund (Class 1)	AST Prudential Core Bond Portfolio	AST Bond Portfolio 2023	AST MFS Growth Allocation Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	2/11/2022**	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	1,733,878	1,726	48,074	99,290	955,416
NET INVESTMENT INCOME (LOSS)	(1,733,878)	(1,726)	(48,074)	(99,290)	(955,416)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	19,298	—	—	—
Net realized gain (loss) on shares redeemed	7,689,346	8,711	1,625,297	14,075	6,363,569
Net change in unrealized appreciation (depreciation) on investments	(33,828,596)	(55,347)	(3,155,874)	(85,403)	(23,380,117)
NET GAIN (LOSS) ON INVESTMENTS	(26,139,250)	(27,338)	(1,530,577)	(71,328)	(17,016,548)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(27,873,128)	$(29,064)	$(1,578,651)	$(170,618)	$(17,971,964)

**Subaccount was no longer available for investment as of the date presented in the Statement of Operations.
The accompanying notes are an integral part of these financial statements.
A17

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio**	AST Bond Portfolio 2024	AST ClearBridge Dividend Growth Portfolio	AST Multi-Sector Fixed Income Portfolio
ASSETS
Investment in the portfolios, at fair value	$1,332,431	$—	$155,443	$18,043,436	$1,591,824,704
Net Assets	$1,332,431	$—	$155,443	$18,043,436	$1,591,824,704

NET ASSETS, representing:
Accumulation units	$1,332,431	$—	$155,443	$18,043,436	$1,591,824,704
	$1,332,431	$—	$155,443	$18,043,436	$1,591,824,704

Units outstanding	141,512	—	16,373	838,487	157,087,770

Portfolio shares held	124,876	—	13,447	669,515	130,051,038
Portfolio net asset value per share	$10.67	$—	$11.56	$26.95	$12.24
Investment in portfolio shares, at cost	$1,471,618	$—	$158,025	$14,634,354	$1,496,166,130

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio	AST Bond Portfolio 2024	AST ClearBridge Dividend Growth Portfolio	AST Multi-Sector Fixed Income Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	2/11/2022**	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	9,568	34,281	2,211	232,223	34,356,519
NET INVESTMENT INCOME (LOSS)	(9,568)	(34,281)	(2,211)	(232,223)	(34,356,519)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(30,815)	6,995,539	(1,913)	2,065,379	21,537,606
Net change in unrealized appreciation (depreciation) on investments	(262,253)	(8,459,486)	(2,582)	(3,970,320)	(482,282,464)
NET GAIN (LOSS) ON INVESTMENTS	(293,068)	(1,463,947)	(4,495)	(1,904,941)	(460,744,858)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(302,636)	$(1,498,228)	$(6,706)	$(2,137,164)	$(495,101,377)

**Subaccount was no longer available for investment as of the date presented in the Statement of Operations.

The accompanying notes are an integral part of these financial statements.
A18

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	AST Large-Cap Core Portfolio	AST Bond Portfolio 2025	AST T. Rowe Price Growth Opportunities Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio	AST Prudential Flexible Multi-Strategy Portfolio
ASSETS
Investment in the portfolios, at fair value	$29,275,730	$317,059	$147,815,072	$13,914,541	$17,975,583
Net Assets	$29,275,730	$317,059	$147,815,072	$13,914,541	$17,975,583

NET ASSETS, representing:
Accumulation units	$29,275,730	$317,059	$147,815,072	$13,914,541	$17,975,583
	$29,275,730	$317,059	$147,815,072	$13,914,541	$17,975,583

Units outstanding	1,375,471	29,744	9,843,966	943,614	1,384,743

Portfolio shares held	1,148,068	24,296	8,639,104	847,931	1,224,495
Portfolio net asset value per share	$25.50	$13.05	$17.11	$16.41	$14.68
Investment in portfolio shares, at cost	$31,743,087	$323,725	$133,828,631	$10,968,461	$15,692,440

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST Large-Cap Core Portfolio	AST Bond Portfolio 2025	AST T. Rowe Price Growth Opportunities Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio	AST Prudential Flexible Multi-Strategy Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	361,334	5,474	3,102,701	93,946	120,507
NET INVESTMENT INCOME (LOSS)	(361,334)	(5,474)	(3,102,701)	(93,946)	(120,507)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(788,405)	(8,135)	31,132,498	694,913	467,267
Net change in unrealized appreciation (depreciation) on investments	(6,296,790)	(5,150)	(89,858,914)	(3,637,508)	(4,456,070)
NET GAIN (LOSS) ON INVESTMENTS	(7,085,195)	(13,285)	(58,726,416)	(2,942,595)	(3,988,803)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(7,446,529)	$(18,759)	$(61,829,117)	$(3,036,541)	$(4,109,310)

The accompanying notes are an integral part of these financial statements.
A19

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	AST Franklin 85/15 Diversified Allocation Portfolio	AST Bond Portfolio 2026	AST Global Bond Portfolio	AST QMA International Core Equity Portfolio	BlackRock Global Allocation V.I. Fund (Class III)
ASSETS
Investment in the portfolios, at fair value	$33,569,642	$733,426	$18,258,625	$1,564,070	$7,249,757
Net Assets	$33,569,642	$733,426	$18,258,625	$1,564,070	$7,249,757

NET ASSETS, representing:
Accumulation units	$33,569,642	$733,426	$18,258,625	$1,564,070	$7,249,757
	$33,569,642	$733,426	$18,258,625	$1,564,070	$7,249,757

Units outstanding	2,688,225	79,419	1,993,118	138,596	574,240

Portfolio shares held	2,384,208	66,980	1,712,817	121,058	610,763
Portfolio net asset value per share	$14.08	$10.95	$10.66	$12.92	$11.87
Investment in portfolio shares, at cost	$30,785,645	$720,231	$20,457,402	$1,525,130	$8,800,741

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST Franklin 85/15 Diversified Allocation Portfolio	AST Bond Portfolio 2026	AST Global Bond Portfolio	AST QMA International Core Equity Portfolio	BlackRock Global Allocation V.I. Fund (Class III)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	673,201	21,562	198,736	10,159	46,487
NET INVESTMENT INCOME (LOSS)	(673,201)	(21,562)	(198,736)	(10,159)	(46,487)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	128,120
Net realized gain (loss) on shares redeemed	4,626,643	(86,006)	(707,616)	5,451	(207,279)
Net change in unrealized appreciation (depreciation) on investments	(18,117,519)	(46,201)	(2,163,113)	(299,358)	(1,385,496)
NET GAIN (LOSS) ON INVESTMENTS	(13,490,876)	(132,207)	(2,870,729)	(293,907)	(1,464,655)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(14,164,077)	$(153,769)	$(3,069,465)	$(304,066)	$(1,511,142)

The accompanying notes are an integral part of these financial statements.
A20

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	JPMorgan Insurance Trust Income Builder Portfolio (Class 2)	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028	AST Bond Portfolio 2029
ASSETS
Investment in the portfolios, at fair value	$3,032,539	$1,412,367	$252,538	$5,483,763	$52,731
Net Assets	$3,032,539	$1,412,367	$252,538	$5,483,763	$52,731

NET ASSETS, representing:
Accumulation units	$3,032,539	$1,412,367	$252,538	$5,483,763	$52,731
	$3,032,539	$1,412,367	$252,538	$5,483,763	$52,731

Units outstanding	266,841	154,712	25,678	589,096	5,630

Portfolio shares held	312,311	134,255	25,004	521,270	5,115
Portfolio net asset value per share	$9.71	$10.52	$10.10	$10.52	$10.31
Investment in portfolio shares, at cost	$3,312,081	$1,543,128	$288,838	$6,333,645	$52,808

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	JPMorgan Insurance Trust Income Builder Portfolio (Class 2)	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028	AST Bond Portfolio 2029
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$118,188	$—	$467	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	18,852	31,829	4,477	118,301	442
NET INVESTMENT INCOME (LOSS)	99,336	(31,829)	(4,010)	(118,301)	(442)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	95,929	—	—	—	—
Net realized gain (loss) on shares redeemed	(13,729)	(76,611)	(3,920)	(71,964)	198
Net change in unrealized appreciation (depreciation) on investments	(645,218)	(130,150)	(82,067)	(807,977)	(77)
NET GAIN (LOSS) ON INVESTMENTS	(563,018)	(206,761)	(85,987)	(879,941)	121

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(463,682)	$(238,590)	$(89,997)	$(998,242)	$(321)

The accompanying notes are an integral part of these financial statements.
A21

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	AST American Funds Growth Allocation Portfolio	AST Bond Portfolio 2030	AST BlackRock 80/20 Target Allocation ETF Portfolio	AST BlackRock 60/40 Target Allocation ETF Portfolio	AST Bond Portfolio 2031
ASSETS
Investment in the portfolios, at fair value	$36,800,521	$2,815,720	$18,965,733	$14,247,042	$12,187,236
Net Assets	$36,800,521	$2,815,720	$18,965,733	$14,247,042	$12,187,236

NET ASSETS, representing:
Accumulation units	$36,800,521	$2,815,720	$18,965,733	$14,247,042	$12,187,236
	$36,800,521	$2,815,720	$18,965,733	$14,247,042	$12,187,236

Units outstanding	2,970,964	292,680	1,405,595	1,160,484	1,477,722

Portfolio shares held	2,781,596	270,742	1,326,275	1,094,243	1,391,237
Portfolio net asset value per share	$13.23	$10.40	$14.30	$13.02	$8.76
Investment in portfolio shares, at cost	$35,360,828	$3,300,084	$18,181,129	$13,526,889	$14,727,080

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST American Funds Growth Allocation Portfolio	AST Bond Portfolio 2030	AST BlackRock 80/20 Target Allocation ETF Portfolio	AST BlackRock 60/40 Target Allocation ETF Portfolio	AST Bond Portfolio 2031
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	947,412	58,270	468,500	320,884	282,685
NET INVESTMENT INCOME (LOSS)	(947,412)	(58,270)	(468,500)	(320,884)	(282,685)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	12,178,569	(56,283)	5,854,559	2,268,804	(481,402)
Net change in unrealized appreciation (depreciation) on investments	(34,037,868)	(520,630)	(14,469,666)	(7,411,627)	(2,449,824)
NET GAIN (LOSS) ON INVESTMENTS	(21,859,299)	(576,913)	(8,615,107)	(5,142,823)	(2,931,226)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(22,806,711)	$(635,183)	$(9,083,607)	$(5,463,707)	$(3,213,911)

The accompanying notes are an integral part of these financial statements.
A22

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	MFS® International Growth Portfolio (Service Class)	MFS® Massachusetts Investors Growth Stock Portfolio (Service Class)	MFS® Technology Portfolio (Service Class)	MFS® Mid Cap Growth Series (Service Class)	MFS® New Discovery Series (Service Class)
ASSETS
Investment in the portfolios, at fair value	$619,654	$271,259	$3,382,728	$937,890	$301,622
Net Assets	$619,654	$271,259	$3,382,728	$937,890	$301,622

NET ASSETS, representing:
Accumulation units	$619,654	$271,259	$3,382,728	$937,890	$301,622
	$619,654	$271,259	$3,382,728	$937,890	$301,622

Units outstanding	50,232	20,012	321,594	79,070	25,605

Portfolio shares held	47,122	14,383	185,762	150,544	34,120
Portfolio net asset value per share	$13.15	$18.86	$18.21	$6.23	$8.84
Investment in portfolio shares, at cost	$725,718	$303,672	$4,917,666	$1,380,466	$590,119

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	MFS® International Growth Portfolio (Service Class)	MFS® Massachusetts Investors Growth Stock Portfolio (Service Class)	MFS® Technology Portfolio (Service Class)	MFS® Mid Cap Growth Series (Service Class)	MFS® New Discovery Series (Service Class)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$2,129	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	2,803	1,076	18,686	4,895	1,818
NET INVESTMENT INCOME (LOSS)	(674)	(1,076)	(18,686)	(4,895)	(1,818)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	31,841	30,422	338,125	142,118	120,391
Net realized gain (loss) on shares redeemed	(9,621)	(16,893)	(137,995)	(73,669)	(28,425)
Net change in unrealized appreciation (depreciation) on investments	(118,338)	(45,418)	(1,724,053)	(408,357)	(232,610)
NET GAIN (LOSS) ON INVESTMENTS	(96,118)	(31,889)	(1,523,923)	(339,908)	(140,644)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(96,792)	$(32,965)	$(1,542,609)	$(344,803)	$(142,462)

The accompanying notes are an integral part of these financial statements.
A23

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	MFS® Research Series (Service Class)	MFS® Total Return Bond Series (Service Class)	MFS® Total Return Series (Service Class)	MFS® Utilities Series (Service Class)	American Funds IS Asset Allocation Fund (Class 4)
ASSETS
Investment in the portfolios, at fair value	$117,355	$4,198,410	$1,478,741	$2,987,313	$3,441,664
Net Assets	$117,355	$4,198,410	$1,478,741	$2,987,313	$3,441,664

NET ASSETS, representing:
Accumulation units	$117,355	$4,198,410	$1,478,741	$2,987,313	$3,441,664
	$117,355	$4,198,410	$1,478,741	$2,987,313	$3,441,664

Units outstanding	8,884	465,637	121,435	217,250	322,719

Portfolio shares held	4,315	380,291	67,369	83,984	158,310
Portfolio net asset value per share	$27.20	$11.04	$21.95	$35.57	$21.74
Investment in portfolio shares, at cost	$132,699	$4,901,759	$1,663,049	$2,962,858	$4,078,970

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	MFS® Research Series (Service Class)	MFS® Total Return Bond Series (Service Class)	MFS® Total Return Series (Service Class)	MFS® Utilities Series (Service Class)	American Funds IS Asset Allocation Fund (Class 4)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$244	$99,800	$21,262	$60,820	$58,680

EXPENSES
Charges for mortality and expense risk,
and for administration	658	20,454	7,123	13,611	18,061
NET INVESTMENT INCOME (LOSS)	(414)	79,346	14,139	47,209	40,619

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	16,202	47,243	126,448	106,936	337,683
Net realized gain (loss) on shares redeemed	1,028	(58,045)	(7,203)	17,655	(42,152)
Net change in unrealized appreciation (depreciation) on investments	(42,778)	(643,043)	(252,478)	(136,800)	(802,268)
NET GAIN (LOSS) ON INVESTMENTS	(25,548)	(653,845)	(133,233)	(12,209)	(506,737)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(25,962)	$(574,499)	$(119,094)	$35,000	$(466,118)

The accompanying notes are an integral part of these financial statements.
A24

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	American Funds IS Washington Mutual Investors Fund℠ (Class 4)	American Funds IS The Bond Fund of America® (Class 4)	American Funds IS Capital World Growth and Income Fund® (Class 4)	American Funds IS Global Small Capitalization Fund (Class 4)	American Funds IS Growth Fund (Class 4)
ASSETS
Investment in the portfolios, at fair value	$2,083,112	$4,147,402	$789,984	$204,186	$4,576,723
Net Assets	$2,083,112	$4,147,402	$789,984	$204,186	$4,576,723

NET ASSETS, representing:
Accumulation units	$2,083,112	$4,147,402	$789,984	$204,186	$4,576,723
	$2,083,112	$4,147,402	$789,984	$204,186	$4,576,723

Units outstanding	162,734	477,176	74,549	22,132	444,694

Portfolio shares held	168,810	449,339	69,602	13,363	62,150
Portfolio net asset value per share	$12.34	$9.23	$11.35	$15.28	$73.64
Investment in portfolio shares, at cost	$2,478,412	$4,631,760	$1,027,130	$347,244	$6,481,986

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	American Funds IS Washington Mutual Investors Fund℠ (Class 4)	American Funds IS The Bond Fund of America® (Class 4)	American Funds IS Capital World Growth and Income Fund® (Class 4)	American Funds IS Global Small Capitalization Fund (Class 4)	American Funds IS Growth Fund (Class 4)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$36,749	$110,717	$17,776	$—	$5,144

EXPENSES
Charges for mortality and expense risk,
and for administration	10,881	16,325	3,705	1,064	26,621
NET INVESTMENT INCOME (LOSS)	25,868	94,392	14,071	(1,064)	(21,477)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	426,612	33,069	149,102	73,926	696,699
Net realized gain (loss) on shares redeemed	(13,286)	(43,130)	(6,707)	(8,234)	(92,200)
Net change in unrealized appreciation (depreciation) on investments	(594,235)	(441,042)	(260,567)	(144,378)	(2,302,626)
NET GAIN (LOSS) ON INVESTMENTS	(180,909)	(451,103)	(118,172)	(78,686)	(1,698,127)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(155,041)	$(356,711)	$(104,101)	$(79,750)	$(1,719,604)

The accompanying notes are an integral part of these financial statements.
A25

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	American Funds IS Growth-Income Fund (Class 4)	American Funds IS International Fund (Class 4)	American Funds IS New World Fund® (Class 4)	BlackRock Advantage Large Cap Core V.I. Fund (Class III)	BlackRock Advantage Large Cap Value V.I. Fund (Class III)
ASSETS
Investment in the portfolios, at fair value	$1,605,013	$257,266	$768,401	$855,593	$674,121
Net Assets	$1,605,013	$257,266	$768,401	$855,593	$674,121

NET ASSETS, representing:
Accumulation units	$1,605,013	$257,266	$768,401	$855,593	$674,121
	$1,605,013	$257,266	$768,401	$855,593	$674,121

Units outstanding	142,313	27,933	80,080	75,316	52,370

Portfolio shares held	32,944	17,163	35,183	48,366	75,405
Portfolio net asset value per share	$48.72	$14.99	$21.84	$17.69	$8.94
Investment in portfolio shares, at cost	$1,847,662	$338,367	$1,013,015	$1,136,995	$787,455

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	American Funds IS Growth-Income Fund (Class 4)	American Funds IS International Fund (Class 4)	American Funds IS New World Fund® (Class 4)	BlackRock Advantage Large Cap Core V.I. Fund (Class III)	BlackRock Advantage Large Cap Value V.I. Fund (Class III)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$17,863	$4,070	$8,646	$6,450	$10,257

EXPENSES
Charges for mortality and expense risk,
and for administration	8,483	1,194	4,049	3,875	3,869
NET INVESTMENT INCOME (LOSS)	9,380	2,876	4,597	2,575	6,388

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	153,335	34,479	69,103	10,102	14,700
Net realized gain (loss) on shares redeemed	(21,777)	(8,244)	(16,981)	(46,844)	(97,269)
Net change in unrealized appreciation (depreciation) on investments	(397,570)	(77,067)	(246,635)	(106,035)	(10,197)
NET GAIN (LOSS) ON INVESTMENTS	(266,012)	(50,832)	(194,513)	(142,777)	(92,766)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(256,632)	$(47,956)	$(189,916)	$(140,202)	$(86,378)

The accompanying notes are an integral part of these financial statements.
A26

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	BlackRock Capital Appreciation V.I. Fund (Class III)	BlackRock Equity Dividend V.I. Fund (Class III)	BlackRock Large Cap Focus Growth V.I. Fund (Class III)	Fidelity® VIP Balanced Portfolio (Service Class 2)	Fidelity® VIP Contrafund® Portfolio (Service Class 2)
ASSETS
Investment in the portfolios, at fair value	$507,070	$1,896,797	$533,779	$5,111,838	$4,186,995
Net Assets	$507,070	$1,896,797	$533,779	$5,111,838	$4,186,995

NET ASSETS, representing:
Accumulation units	$507,070	$1,896,797	$533,779	$5,111,838	$4,186,995
	$507,070	$1,896,797	$533,779	$5,111,838	$4,186,995

Units outstanding	58,805	147,471	65,015	479,389	411,283

Portfolio shares held	88,033	187,431	43,574	272,777	114,587
Portfolio net asset value per share	$5.76	$10.12	$12.25	$18.74	$36.54
Investment in portfolio shares, at cost	$807,277	$2,257,794	$808,916	$5,987,119	$5,283,358

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	BlackRock Capital Appreciation V.I. Fund (Class III)	BlackRock Equity Dividend V.I. Fund (Class III)	BlackRock Large Cap Focus Growth V.I. Fund (Class III)	Fidelity® VIP Balanced Portfolio (Service Class 2)	Fidelity® VIP Contrafund® Portfolio (Service Class 2)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$—	$26,386	$—	$54,649	$12,225

EXPENSES
Charges for mortality and expense risk,
and for administration	2,865	8,680	3,364	26,320	24,938
NET INVESTMENT INCOME (LOSS)	(2,865)	17,706	(3,364)	28,329	(12,713)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	26,461	220,900	29,153	254,302	222,851
Net realized gain (loss) on shares redeemed	(22,801)	(14,302)	(354,188)	(34,219)	(71,083)
Net change in unrealized appreciation (depreciation) on investments	(255,565)	(297,388)	(127,800)	(1,174,263)	(1,543,933)
NET GAIN (LOSS) ON INVESTMENTS	(251,905)	(90,790)	(452,835)	(954,180)	(1,392,165)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(254,770)	$(73,084)	$(456,199)	$(925,851)	$(1,404,878)

The accompanying notes are an integral part of these financial statements.
A27

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	Fidelity® VIP Growth Opportunities Portfolio (Service Class 2)	Fidelity® VIP Health Care Portfolio (Service Class 2)	BlackRock Basic Value V.I. Fund (Class III)	AST Bond Portfolio 2032	PSF Global Portfolio (Class III)
ASSETS
Investment in the portfolios, at fair value	$2,793,070	$3,818,246	$483,943	$6,869,004	$58,617
Net Assets	$2,793,070	$3,818,246	$483,943	$6,869,004	$58,617

NET ASSETS, representing:
Accumulation units	$2,793,070	$3,818,246	$483,943	$6,869,004	$58,617
	$2,793,070	$3,818,246	$483,943	$6,869,004	$58,617

Units outstanding	331,088	364,089	36,916	945,162	6,850

Portfolio shares held	69,984	116,945	41,683	908,598	1,276
Portfolio net asset value per share	$39.91	$32.65	$11.61	$7.56	$45.94
Investment in portfolio shares, at cost	$4,365,172	$4,229,817	$557,490	$8,363,281	$61,801

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	Fidelity® VIP Growth Opportunities Portfolio (Service Class 2)	Fidelity® VIP Health Care Portfolio (Service Class 2)	BlackRock Basic Value V.I. Fund (Class III)	AST Bond Portfolio 2032	PSF Global Portfolio (Class III)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$—	$—	$5,823	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	14,875	20,943	1,760	150,496	152
NET INVESTMENT INCOME (LOSS)	(14,875)	(20,943)	4,063	(150,496)	(152)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	424,665	205,507	47,112	—	—
Net realized gain (loss) on shares redeemed	(167,977)	(85,717)	(12,997)	(198,870)	(248)
Net change in unrealized appreciation (depreciation) on investments	(1,591,798)	(563,463)	(56,726)	(1,517,596)	(3,316)
NET GAIN (LOSS) ON INVESTMENTS	(1,335,110)	(443,673)	(22,611)	(1,716,466)	(3,564)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(1,349,985)	$(464,616)	$(18,548)	$(1,866,962)	$(3,716)

The accompanying notes are an integral part of these financial statements.
A28

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	PSF Mid-Cap Growth Portfolio (Class III)	PSF Natural Resources Portfolio (Class III)	PSF PGIM 50/50 Balanced Portfolio (Class III)	PSF PGIM Flexible Managed Portfolio (Class III)	PSF PGIM Government Income Portfolio (Class III)
ASSETS
Investment in the portfolios, at fair value	$259,602	$1,157,849	$1,680,380	$946,324	$1,551,959
Net Assets	$259,602	$1,157,849	$1,680,380	$946,324	$1,551,959

NET ASSETS, representing:
Accumulation units	$259,602	$1,157,849	$1,680,380	$946,324	$1,551,959
	$259,602	$1,157,849	$1,680,380	$946,324	$1,551,959

Units outstanding	34,980	86,903	184,913	103,783	183,139

Portfolio shares held	11,647	27,746	49,863	25,242	128,155
Portfolio net asset value per share	$22.29	$41.73	$33.70	$37.49	$12.11
Investment in portfolio shares, at cost	$335,731	$1,046,628	$1,865,192	$1,017,809	$1,569,173

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	PSF Mid-Cap Growth Portfolio (Class III)	PSF Natural Resources Portfolio (Class III)	PSF PGIM 50/50 Balanced Portfolio (Class III)	PSF PGIM Flexible Managed Portfolio (Class III)	PSF PGIM Government Income Portfolio (Class III)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	1,264	4,014	8,072	3,535	2,689
NET INVESTMENT INCOME (LOSS)	(1,264)	(4,014)	(8,072)	(3,535)	(2,689)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(914)	15,160	(15,810)	(3,055)	(3,356)
Net change in unrealized appreciation (depreciation) on investments	(76,953)	103,010	(205,256)	(81,551)	(16,148)
NET GAIN (LOSS) ON INVESTMENTS	(77,867)	118,170	(221,066)	(84,606)	(19,504)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(79,131)	$114,156	$(229,138)	$(88,141)	$(22,193)

The accompanying notes are an integral part of these financial statements.
A29

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	PSF PGIM High Yield Bond Portfolio (Class III)	PSF PGIM Jennison Blend Portfolio (Class III)	PSF PGIM Jennison Focused Blend Portfolio (Class III)	PSF PGIM Jennison Growth Portfolio (Class III)	PSF PGIM Jennison Value Portfolio (Class III)
ASSETS
Investment in the portfolios, at fair value	$2,473,219	$272,829	$64,125	$2,011,747	$764,671
Net Assets	$2,473,219	$272,829	$64,125	$2,011,747	$764,671

NET ASSETS, representing:
Accumulation units	$2,473,219	$272,829	$64,125	$2,011,747	$764,671
	$2,473,219	$272,829	$64,125	$2,011,747	$764,671

Units outstanding	271,128	32,995	8,142	293,739	75,582

Portfolio shares held	419,190	3,729	1,490	21,891	17,498
Portfolio net asset value per share	$5.90	$73.16	$43.04	$91.90	$43.70
Investment in portfolio shares, at cost	$2,642,167	$316,484	$72,565	$2,620,943	$769,614

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	PSF PGIM High Yield Bond Portfolio (Class III)	PSF PGIM Jennison Blend Portfolio (Class III)	PSF PGIM Jennison Focused Blend Portfolio (Class III)	PSF PGIM Jennison Growth Portfolio (Class III)	PSF PGIM Jennison Value Portfolio (Class III)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	10,781	1,035	261	9,071	2,711
NET INVESTMENT INCOME (LOSS)	(10,781)	(1,035)	(261)	(9,071)	(2,711)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(17,192)	(5,140)	(94)	(35,438)	(3,625)
Net change in unrealized appreciation (depreciation) on investments	(189,842)	(50,610)	(8,141)	(622,620)	(18,685)
NET GAIN (LOSS) ON INVESTMENTS	(207,034)	(55,750)	(8,235)	(658,058)	(22,310)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(217,815)	$(56,785)	$(8,496)	$(667,129)	$(25,021)

The accompanying notes are an integral part of these financial statements.
A30

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	PSF PGIM Total Return Bond Portfolio (Class III)	PSF Small-Cap Stock Index Portfolio (Class III)	PSF Stock Index Portfolio (Class III)	MFS® Investors Trust Series (Service Class)	MFS® International Intrinsic Value Portfolio (Initial Class)
ASSETS
Investment in the portfolios, at fair value	$3,074,657	$1,695,389	$5,666,859	$204,374	$54,739
Net Assets	$3,074,657	$1,695,389	$5,666,859	$204,374	$54,739

NET ASSETS, representing:
Accumulation units	$3,074,657	$1,695,389	$5,666,859	$204,374	$54,739
	$3,074,657	$1,695,389	$5,666,859	$204,374	$54,739

Units outstanding	358,643	196,589	612,400	15,035	5,480

Portfolio shares held	231,525	33,739	61,967	6,453	2,010
Portfolio net asset value per share	$13.28	$50.25	$91.45	$31.67	$27.24
Investment in portfolio shares, at cost	$3,374,031	$1,899,702	$6,236,220	$226,753	$67,058

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	PSF PGIM Total Return Bond Portfolio (Class III)	PSF Small-Cap Stock Index Portfolio (Class III)	PSF Stock Index Portfolio (Class III)	MFS® Investors Trust Series (Service Class)	MFS® International Intrinsic Value Portfolio (Initial Class)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$—	$—	$—	$409	$345

EXPENSES
Charges for mortality and expense risk,
and for administration	12,838	8,274	29,303	479	182
NET INVESTMENT INCOME (LOSS)	(12,838)	(8,274)	(29,303)	(70)	163

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	13,884	1,920
Net realized gain (loss) on shares redeemed	(24,527)	(16,921)	(13,827)	(997)	(201)
Net change in unrealized appreciation (depreciation) on investments	(302,964)	(241,792)	(988,841)	(23,486)	(13,077)
NET GAIN (LOSS) ON INVESTMENTS	(327,491)	(258,713)	(1,002,668)	(10,599)	(11,358)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(340,329)	$(266,987)	$(1,031,971)	$(10,669)	$(11,195)

The accompanying notes are an integral part of these financial statements.
A31

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	MFS® Mid Cap Growth Series (Initial Class)	Western Asset Core Plus VIT Portfolio (Class I)	ClearBridge Variable Small Cap Growth Portfolio (Class I)	ClearBridge Variable Large Cap Growth Portfolio (Class I)	Fidelity® VIP International Capital Appreciation Portfolio (Initial Class)
ASSETS
Investment in the portfolios, at fair value	$10,383	$21,687	$32,088	$—	$32,473
Net Assets	$10,383	$21,687	$32,088	$—	$32,473

NET ASSETS, representing:
Accumulation units	$10,383	$21,687	$32,088	$—	$32,473
	$10,383	$21,687	$32,088	$—	$32,473

Units outstanding	1,009	2,537	2,964	—	3,344

Portfolio shares held	1,450	4,499	1,272	—	1,946
Portfolio net asset value per share	$7.16	$4.82	$25.23	$27.07	$16.69
Investment in portfolio shares, at cost	$17,513	$27,659	$43,997	$—	$45,969

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	MFS® Mid Cap Growth Series (Initial Class)	Western Asset Core Plus VIT Portfolio (Class I)	ClearBridge Variable Small Cap Growth Portfolio (Class I)	ClearBridge Variable Large Cap Growth Portfolio (Class I)	Fidelity® VIP International Capital Appreciation Portfolio (Initial Class)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$—	$472	$—	$—	$93

EXPENSES
Charges for mortality and expense risk,
and for administration	46	96	138	67	138
NET INVESTMENT INCOME (LOSS)	(46)	376	(138)	(67)	(45)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	1,670	—	585	—	2,665
Net realized gain (loss) on shares redeemed	(410)	(294)	(3,679)	(6,896)	(202)
Net change in unrealized appreciation (depreciation) on investments	(5,677)	(4,928)	(10,965)	(4,158)	(14,379)
NET GAIN (LOSS) ON INVESTMENTS	(4,417)	(5,222)	(14,059)	(11,054)	(11,916)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(4,463)	$(4,846)	$(14,197)	$(11,121)	$(11,961)

The accompanying notes are an integral part of these financial statements.
A32

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	Fidelity® VIP Mid Cap Portfolio (Initial Class)	Fidelity® VIP Emerging Markets Portfolio (Initial Class)	DFA VA U.S. Targeted Value Portfolio	BlackRock Large Cap Focus Growth V.I. Fund (Class I)	American Funds IS U.S. Government Securities Fund® (Class 1)
ASSETS
Investment in the portfolios, at fair value	$59,312	$85,231	$45,240	$219,614	$97,503
Net Assets	$59,312	$85,231	$45,240	$219,614	$97,503

NET ASSETS, representing:
Accumulation units	$59,312	$85,231	$45,240	$219,614	$97,503
	$59,312	$85,231	$45,240	$219,614	$97,503

Units outstanding	4,835	8,297	3,189	23,204	10,341

Portfolio shares held	1,813	8,635	2,203	17,333	9,760
Portfolio net asset value per share	$32.72	$9.87	$20.54	$12.67	$9.99
Investment in portfolio shares, at cost	$78,665	$118,526	$49,804	$386,841	$122,510

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	Fidelity® VIP Mid Cap Portfolio (Initial Class)	Fidelity® VIP Emerging Markets Portfolio (Initial Class)	DFA VA U.S. Targeted Value Portfolio	BlackRock Large Cap Focus Growth V.I. Fund (Class I)	American Funds IS U.S. Government Securities Fund® (Class 1)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$309	$1,547	$601	$—	$4,123

EXPENSES
Charges for mortality and expense risk,
and for administration	251	327	341	1,035	785
NET INVESTMENT INCOME (LOSS)	58	1,220	260	(1,035)	3,338

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	4,071	—	3,560	14,525	—
Net realized gain (loss) on shares redeemed	(989)	(728)	(20)	(2,152)	(1,212)
Net change in unrealized appreciation (depreciation) on investments	(14,248)	(19,668)	(6,173)	(145,703)	(15,077)
NET GAIN (LOSS) ON INVESTMENTS	(11,166)	(20,396)	(2,633)	(133,330)	(16,289)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(11,108)	$(19,176)	$(2,373)	$(134,365)	$(12,951)

The accompanying notes are an integral part of these financial statements.
A33

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	American Funds IS The Bond Fund of America® (Class 1)	Vanguard International Portfolio	Vanguard Diversified Value Portfolio	Vanguard Total International Stock Market Index Portfolio	Vanguard Mid-Cap Index Portfolio
ASSETS
Investment in the portfolios, at fair value	$11,512	$199,482	$189,120	$41,175	$107,495
Net Assets	$11,512	$199,482	$189,120	$41,175	$107,495

NET ASSETS, representing:
Accumulation units	$11,512	$199,482	$189,120	$41,175	$107,495
	$11,512	$199,482	$189,120	$41,175	$107,495

Units outstanding	1,252	19,392	15,169	4,074	9,521

Portfolio shares held	1,223	8,858	13,499	2,161	5,028
Portfolio net asset value per share	$9.41	$22.52	$14.01	$19.05	$21.38
Investment in portfolio shares, at cost	$13,892	$315,062	$211,681	$49,793	$140,679

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	American Funds IS The Bond Fund of America® (Class 1)	Vanguard International Portfolio	Vanguard Diversified Value Portfolio	Vanguard Total International Stock Market Index Portfolio	Vanguard Mid-Cap Index Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$386	$2,570	$2,315	$1,049	$1,399

EXPENSES
Charges for mortality and expense risk,
and for administration	94	1,457	1,505	280	862
NET INVESTMENT INCOME (LOSS)	292	1,113	810	769	537

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	144	38,099	18,312	1,098	13,271
Net realized gain (loss) on shares redeemed	(115)	(1,948)	(540)	(689)	(2,955)
Net change in unrealized appreciation (depreciation) on investments	(2,110)	(103,103)	(45,813)	(8,263)	(37,491)
NET GAIN (LOSS) ON INVESTMENTS	(2,081)	(66,952)	(28,041)	(7,854)	(27,175)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(1,789)	$(65,839)	$(27,231)	$(7,085)	$(26,638)

The accompanying notes are an integral part of these financial statements.
A34

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	Vanguard Equity Index Portfolio	MFS® Total Return Bond Series (Initial Class)	Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)	MFS® New Discovery Series (Initial Class)	ClearBridge Variable Dividend Strategy Portfolio (Class I)
ASSETS
Investment in the portfolios, at fair value	$3,427	$11,310	$96,442	$42,136	$128,782
Net Assets	$3,427	$11,310	$96,442	$42,136	$128,782

NET ASSETS, representing:
Accumulation units	$3,427	$11,310	$96,442	$42,136	$128,782
	$3,427	$11,310	$96,442	$42,136	$128,782

Units outstanding	292	1,269	10,567	4,265	10,536

Portfolio shares held	68	1,004	8,930	3,726	6,080
Portfolio net asset value per share	$50.74	$11.26	$10.80	$11.31	$21.18
Investment in portfolio shares, at cost	$3,751	$14,080	$117,193	$82,901	$150,479

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	Vanguard Equity Index Portfolio	MFS® Total Return Bond Series (Initial Class)	Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)	MFS® New Discovery Series (Initial Class)	ClearBridge Variable Dividend Strategy Portfolio (Class I)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$639	$348	$2,310	$—	$1,851

EXPENSES
Charges for mortality and expense risk,
and for administration	125	49	442	179	523
NET INVESTMENT INCOME (LOSS)	514	299	1,868	(179)	1,328

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	2,137	147	5,432	14,184	11,210
Net realized gain (loss) on shares redeemed	(61)	(151)	(5,438)	(1,093)	(133)
Net change in unrealized appreciation (depreciation) on investments	(7,193)	(2,271)	(18,526)	(30,202)	(24,420)
NET GAIN (LOSS) ON INVESTMENTS	(5,117)	(2,275)	(18,532)	(17,111)	(13,343)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(4,603)	$(1,976)	$(16,664)	$(17,290)	$(12,015)

The accompanying notes are an integral part of these financial statements.
A35

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	MFS® Utilities Series (Initial Class)	Vanguard Real Estate Index Portfolio	Vanguard Total Bond Market Index Portfolio	Vanguard Equity Income Portfolio	Vanguard High Yield Bond Portfolio
ASSETS
Investment in the portfolios, at fair value	$20,193	$22,627	$29,100	$132,260	$20,790
Net Assets	$20,193	$22,627	$29,100	$132,260	$20,790

NET ASSETS, representing:
Accumulation units	$20,193	$22,627	$29,100	$132,260	$20,790
	$20,193	$22,627	$29,100	$132,260	$20,790

Units outstanding	1,803	2,521	3,331	10,628	2,171

Portfolio shares held	556	1,962	2,820	5,486	2,991
Portfolio net asset value per share	$36.32	$11.53	$10.32	$24.11	$6.95
Investment in portfolio shares, at cost	$20,098	$26,775	$31,862	$147,472	$22,743

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	MFS® Utilities Series (Initial Class)	Vanguard Real Estate Index Portfolio	Vanguard Total Bond Market Index Portfolio	Vanguard Equity Income Portfolio	Vanguard High Yield Bond Portfolio
	1/1/2022***	1/1/2022***	1/1/2022***	1/1/2022***	1/1/2022***
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$265	$34	$405	$3,221	$1,009

EXPENSES
Charges for mortality and expense risk,
and for administration	44	103	162	871	139
NET INVESTMENT INCOME (LOSS)	221	(69)	243	2,350	870

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	420	77	144	13,692	—
Net realized gain (loss) on shares redeemed	(4)	(19)	(14)	(140)	(12)
Net change in unrealized appreciation (depreciation) on investments	95	(4,148)	(2,762)	(15,213)	(1,953)
NET GAIN (LOSS) ON INVESTMENTS	511	(4,090)	(2,632)	(1,661)	(1,965)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$732	$(4,159)	$(2,389)	$689	$(1,095)

***Subaccount became available for investment prior to 2022 but had no activity until 2022.
The accompanying notes are an integral part of these financial statements.
A36

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	Vanguard Short-Term Investment Grade Portfolio	PSF Natural Resources Portfolio (Class I)	Vanguard Total Stock Market Index Portfolio	Vanguard Balanced Portfolio	Vanguard Growth Portfolio
ASSETS
Investment in the portfolios, at fair value	$40,139	$70,405	$88,680	$4,304	$106,958
Net Assets	$40,139	$70,405	$88,680	$4,304	$106,958

NET ASSETS, representing:
Accumulation units	$40,139	$70,405	$88,680	$4,304	$106,958
	$40,139	$70,405	$88,680	$4,304	$106,958

Units outstanding	4,204	4,002	7,712	399	10,589

Portfolio shares held	4,046	1,682	2,096	198	5,900
Portfolio net asset value per share	$9.92	$41.86	$42.30	$21.72	$18.13
Investment in portfolio shares, at cost	$42,289	$64,372	$100,944	$4,518	$172,861

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	Vanguard Short-Term Investment Grade Portfolio	PSF Natural Resources Portfolio (Class I)	Vanguard Total Stock Market Index Portfolio	Vanguard Balanced Portfolio	Vanguard Growth Portfolio
	1/1/2022***	1/1/2022***	1/1/2022***	1/1/2022***	1/1/2022***
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$665	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	278	142	480	12	789
NET INVESTMENT INCOME (LOSS)	387	(142)	(480)	(12)	(789)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	318	—	—	—	39,400
Net realized gain (loss) on shares redeemed	(13)	18	(54)	—	(416)
Net change in unrealized appreciation (depreciation) on investments	(2,150)	6,033	(12,264)	(214)	(65,902)
NET GAIN (LOSS) ON INVESTMENTS	(1,845)	6,051	(12,318)	(214)	(26,918)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(1,458)	$5,909	$(12,798)	$(226)	$(27,707)

***Subaccount became available for investment prior to 2022 but had no activity until 2022.

The accompanying notes are an integral part of these financial statements.
A37

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	DFA VA International Value Portfolio	Fidelity® VIP Floating Rate High Income Portfolio (Initial Class)	American Funds IS Washington Mutual Investors Fund℠ (Class 1)	American Funds IS Growth Fund (Class 1)	American Funds IS Growth-Income Fund (Class 1)
ASSETS
Investment in the portfolios, at fair value	$29,237	$7,311	$10,999	$10,177	$10,776
Net Assets	$29,237	$7,311	$10,999	$10,177	$10,776

NET ASSETS, representing:
Accumulation units	$29,237	$7,311	$10,999	$10,177	$10,776
	$29,237	$7,311	$10,999	$10,177	$10,776

Units outstanding	2,544	692	885	867	952

Portfolio shares held	2,389	775	867	133	215
Portfolio net asset value per share	$12.24	$9.43	$12.69	$76.29	$50.21
Investment in portfolio shares, at cost	$30,018	$7,428	$10,208	$10,071	$10,159

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	DFA VA International Value Portfolio	Fidelity® VIP Floating Rate High Income Portfolio (Initial Class)	American Funds IS Washington Mutual Investors Fund℠ (Class 1)	American Funds IS Growth Fund (Class 1)	American Funds IS Growth-Income Fund (Class 1)
	1/1/2022***	1/1/2022***	1/1/2022***	1/1/2022***	1/1/2022***
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$1,149	$279	$188	$51	$138

EXPENSES
Charges for mortality and expense risk,
and for administration	109	19	19	18	18
NET INVESTMENT INCOME (LOSS)	1,040	260	169	33	120

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	319	—	—	—	—
Net realized gain (loss) on shares redeemed	(21)	(1)	1	—	2
Net change in unrealized appreciation (depreciation) on investments	(781)	(117)	790	106	617
NET GAIN (LOSS) ON INVESTMENTS	(483)	(118)	791	106	619

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$557	$142	$960	$139	$739

***Subaccount became available for investment prior to 2022 but had no activity until 2022.

The accompanying notes are an integral part of these financial statements.
A38

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2022

SUBACCOUNT
Fidelity® VIP Technology Portfolio (Initial Class)
ASSETS
Investment in the portfolios, at fair value	$5,075
Net Assets	$5,075

NET ASSETS, representing:
Accumulation units	$5,075
$5,075

Units outstanding	415

Portfolio shares held	242
Portfolio net asset value per share	$20.94
Investment in portfolio shares, at cost	$5,014

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

SUBACCOUNT
Fidelity® VIP Technology Portfolio (Initial Class)
1/1/2022***
to
12/31/2022

INVESTMENT INCOME
Dividend income	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	5
NET INVESTMENT INCOME (LOSS)	(5)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—
Net realized gain (loss) on shares redeemed	—
Net change in unrealized appreciation (depreciation) on investments	61
NET GAIN (LOSS) ON INVESTMENTS	61

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$56

***Subaccount became available for investment prior to 2022 but had no activity until 2022.
The accompanying notes are an integral part of these financial statements.
A39

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	PSF PGIM Government Money Market Portfolio (Class I)	PSF PGIM Total Return Bond Portfolio (Class I)	PSF PGIM Jennison Blend Portfolio (Class I)	PSF PGIM Jennison Value Portfolio (Class I)	PSF PGIM High Yield Bond Portfolio (Class I)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(4,046)	$(128,145)	$(214,046)	$(234,030)	$(127,959)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	235,240	1,034,814	1,424,811	231,424
Net change in unrealized appreciation (depreciation) on investments	—	(1,807,710)	(5,803,737)	(2,885,070)	(1,358,982)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(4,046)	(1,700,615)	(4,982,969)	(1,694,289)	(1,255,517)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	237,119	60,317	23,397	53,182	32,232
Annuity payments	(27,720)	(122,137)	(128,454)	(104,506)	(106,863)
Surrenders, withdrawals and death benefits	(1,599,021)	(933,791)	(1,168,674)	(1,576,792)	(1,093,504)
Net transfers between other subaccounts
or fixed rate option	73,986	(45,843)	(33,253)	(536,056)	(268,190)
Miscellaneous transactions	(852)	591	(1,476)	(3)	(775)
Other charges	(4,502)	(2,183)	(6,278)	(14,985)	(8,701)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,320,990)	(1,043,046)	(1,314,738)	(2,179,160)	(1,445,801)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,325,036)	(2,743,661)	(6,297,707)	(3,873,449)	(2,701,318)

NET ASSETS
Beginning of period	5,656,407	10,865,653	19,500,093	18,510,051	10,369,104
End of period	$4,331,371	$8,121,992	$13,202,386	$14,636,602	$7,667,786

Beginning units	5,032,156	3,520,332	2,881,699	3,656,684	1,782,429
Units issued	825,777	64,180	18,217	56,738	35,362
Units redeemed	(2,170,314)	(462,073)	(257,732)	(550,749)	(273,554)
Ending units	3,687,619	3,122,439	2,642,184	3,162,673	1,544,237
The accompanying notes are an integral part of these financial statements.
A40

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	PSF Stock Index Portfolio (Class I)	PSF Global Portfolio (Class I)	PSF PGIM Jennison Growth Portfolio (Class I)	PSF Small-Cap Stock Index Portfolio (Class I)	T. Rowe Price International Stock Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(440,573)	$(49,569)	$(294,703)	$(79,984)	$(6,603)
Capital gains distributions received	—	—	—	—	23,933
Net realized gain (loss) on shares redeemed	2,106,039	244,238	2,346,155	467,575	560
Net change in unrealized appreciation (depreciation) on investments	(11,351,975)	(1,040,279)	(13,244,208)	(2,079,763)	(230,527)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(9,686,509)	(845,610)	(11,192,756)	(1,692,172)	(212,637)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	162,752	2,602	21,073	124,364	—
Annuity payments	(210,793)	(70,595)	(526,796)	(15,984)	(22,097)
Surrenders, withdrawals and death benefits	(2,874,233)	(299,401)	(2,097,989)	(665,231)	(132,518)
Net transfers between other subaccounts
or fixed rate option	(1,316,250)	9,179	497,997	(433,634)	4,310
Miscellaneous transactions	10,819	21	15,646	813	956
Other charges	(108,437)	(2,825)	(11,516)	(24,692)	(158)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(4,336,142)	(361,019)	(2,101,585)	(1,014,364)	(149,507)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(14,022,651)	(1,206,629)	(13,294,341)	(2,706,536)	(362,144)

NET ASSETS
Beginning of period	51,905,095	4,337,885	30,034,631	10,219,606	1,342,998
End of period	$37,882,444	$3,131,256	$16,740,290	$7,513,070	$980,854

Beginning units	5,179,655	934,661	3,016,342	879,430	554,037
Units issued	68,383	6,499	116,324	29,614	20,418
Units redeemed	(602,311)	(97,758)	(411,460)	(127,316)	(87,067)
Ending units	4,645,727	843,402	2,721,206	781,728	487,388
The accompanying notes are an integral part of these financial statements.
A41

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	T. Rowe Price Equity Income Portfolio (Equity Income Portfolio Class)	Invesco V.I. Core Equity Fund (Series I)	Janus Henderson VIT Research Portfolio (Institutional Shares)	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	MFS® Research Series (Initial Class)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$24,633	$(29,978)	$(28,693)	$12,906	$(11,296)
Capital gains distributions received	260,877	932,457	729,873	—	161,355
Net realized gain (loss) on shares redeemed	145,576	86,746	85,953	86,606	30,270
Net change in unrealized appreciation (depreciation) on investments	(700,840)	(2,588,958)	(2,486,441)	(557,237)	(457,371)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(269,754)	(1,599,733)	(1,699,308)	(457,725)	(277,042)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	83	790	330	—	1,050
Annuity payments	(65,487)	(98,809)	(45,791)	(57,563)	(57,271)
Surrenders, withdrawals and death benefits	(443,864)	(539,581)	(393,105)	(390,404)	(36,941)
Net transfers between other subaccounts
or fixed rate option	(124,215)	(35,272)	40,580	(51,427)	(30,296)
Miscellaneous transactions	1,241	1,025	2,615	1,945	—
Other charges	(764)	(1,099)	(760)	(884)	(295)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(633,006)	(672,946)	(396,131)	(498,333)	(123,753)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(902,760)	(2,272,679)	(2,095,439)	(956,058)	(400,795)

NET ASSETS
Beginning of period	5,942,239	7,694,664	5,622,738	4,605,964	1,531,601
End of period	$5,039,479	$5,421,985	$3,527,299	$3,649,906	$1,130,806

Beginning units	1,072,417	1,561,049	853,443	960,727	253,256
Units issued	19,057	13,434	26,510	4,580	951
Units redeemed	(137,378)	(170,236)	(105,229)	(120,291)	(25,190)
Ending units	954,096	1,404,247	774,724	845,016	229,017
The accompanying notes are an integral part of these financial statements.
A42

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	MFS® Growth Series (Initial Class)	American Century VP Value Fund (Class I)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	PSF PGIM Jennison Focused Blend Portfolio (Class I)	Davis Value Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(84,847)	$11,443	$(24,740)	$(38,274)	$(1,620)
Capital gains distributions received	697,736	142,455	467,422	—	173,573
Net realized gain (loss) on shares redeemed	197,564	95,889	(75,696)	318,290	(40,688)
Net change in unrealized appreciation (depreciation) on investments	(3,459,547)	(265,870)	(1,212,620)	(1,221,538)	(343,783)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(2,649,094)	(16,083)	(845,634)	(941,522)	(212,518)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,870	34	—	240	—
Annuity payments	(23,177)	(13,829)	(57,498)	(103,333)	(5,744)
Surrenders, withdrawals and death benefits	(471,590)	(167,555)	(111,917)	(304,605)	(110,141)
Net transfers between other subaccounts
or fixed rate option	21,067	(44,658)	103,125	652	(22,203)
Miscellaneous transactions	189	25	—	(570)	—
Other charges	(1,225)	(287)	(292)	(367)	(215)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(472,866)	(226,270)	(66,582)	(407,983)	(138,303)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,121,960)	(242,353)	(912,216)	(1,349,505)	(350,821)

NET ASSETS
Beginning of period	8,360,475	1,876,823	2,434,459	3,653,094	1,051,501
End of period	$5,238,515	$1,634,470	$1,522,243	$2,303,589	$700,680

Beginning units	991,636	349,499	371,097	624,108	350,050
Units issued	15,617	5,557	21,517	3,418	4,483
Units redeemed	(85,640)	(48,061)	(37,439)	(89,951)	(58,413)
Ending units	921,613	306,995	355,175	537,575	296,120
The accompanying notes are an integral part of these financial statements.
A43

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	AB VPS Large Cap Growth Portfolio (Class B)	PSF Small-Cap Value Portfolio (Class I)	Janus Henderson VIT Research Portfolio (Service Shares)	PSF Mid-Cap Growth Portfolio (Class I)	PSF International Growth Portfolio (Class I)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(6,942)	$(87,476)	$(4,816)	$(89,960)	$(21,727)
Capital gains distributions received	67,270	—	88,683	—	—
Net realized gain (loss) on shares redeemed	13,149	413,828	3,858	670,583	54,666
Net change in unrealized appreciation (depreciation) on investments	(272,463)	(1,379,589)	(284,626)	(2,695,878)	(597,383)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(198,986)	(1,053,237)	(196,901)	(2,115,255)	(564,444)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	24,070	—	40,273	23,608
Annuity payments	(63,039)	(5,962)	—	(20,678)	(4,674)
Surrenders, withdrawals and death benefits	(26,017)	(455,092)	(16,883)	(857,463)	(93,845)
Net transfers between other subaccounts
or fixed rate option	(32,003)	(78,584)	15,328	245,563	50,110
Miscellaneous transactions	—	(137)	180	(140)	83
Other charges	(51)	(14,186)	(1,006)	(11,943)	(2,524)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(121,110)	(529,891)	(2,381)	(604,388)	(27,242)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(320,096)	(1,583,128)	(199,282)	(2,719,643)	(591,686)

NET ASSETS
Beginning of period	676,669	6,679,561	632,584	7,715,676	1,876,617
End of period	$356,573	$5,096,433	$433,302	$4,996,033	$1,284,931

Beginning units	202,170	1,488,412	149,649	1,140,386	606,807
Units issued	888	47,561	5,487	68,031	42,276
Units redeemed	(51,572)	(188,381)	(5,966)	(223,666)	(73,671)
Ending units	151,486	1,347,592	149,170	984,751	575,412
The accompanying notes are an integral part of these financial statements.
A44

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Tactical Preservation Portfolio	AST T. Rowe Price Large-Cap Value Portfolio	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	2/11/2022**	12/31/2022	9/9/2022**

OPERATIONS
Net investment income (loss)	$(277,661)	$(4,010,666)	$(128,694)	$(296,674)	$(148,809)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	2,565,095	1,822,935	27,957,683	958,112	1,224,897
Net change in unrealized appreciation (depreciation) on investments	(10,888,908)	(58,686,481)	(27,271,187)	(4,758,886)	(6,868,159)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(8,601,474)	(60,874,212)	557,802	(4,097,448)	(5,792,071)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	626,147	51,943	162,911	197,821	324,802
Annuity payments	—	(16,624)	—	—	—
Surrenders, withdrawals and death benefits	(1,651,760)	(21,115,571)	(529,134)	(2,123,789)	(639,091)
Net transfers between other subaccounts
or fixed rate option	(4,930,619)	(71,949,383)	(90,266,541)	(3,001,982)	(15,711,037)
Miscellaneous transactions	1,724	4,821	(2,202)	1,079	963
Other charges	(204,917)	(3,419,746)	(80,277)	(212,240)	(101,710)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(6,159,425)	(96,444,560)	(90,715,243)	(5,139,111)	(16,126,073)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(14,760,899)	(157,318,772)	(90,157,441)	(9,236,559)	(21,918,144)

NET ASSETS
Beginning of period	35,679,774	371,841,801	90,157,441	34,202,877	21,918,144
End of period	$20,918,875	$214,523,029	$—	$24,966,318	$—

Beginning units	1,151,061	21,889,855	4,144,247	2,065,072	688,174
Units issued	352,098	5,565,641	126,139	269,471	185,022
Units redeemed	(545,366)	(12,185,763)	(4,270,386)	(606,857)	(873,196)
Ending units	957,793	15,269,733	—	1,727,686	—

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A45

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST Small-Cap Value Portfolio	AST Mid-Cap Growth Portfolio	AST Large-Cap Value Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio	AST MFS Growth Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	6/10/2022**	6/10/2022**

OPERATIONS
Net investment income (loss)	$(322,709)	$(663,451)	$(1,438,602)	$(306,807)	$(132,398)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	752,937	2,461,914	2,328,130	12,038,586	4,037,449
Net change in unrealized appreciation (depreciation) on investments	(3,829,837)	(25,601,940)	(6,933,272)	(28,991,970)	(12,872,139)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(3,399,609)	(23,803,477)	(6,043,744)	(17,260,191)	(8,967,088)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	398,576	509,847	2,879,802	137,321	556,943
Annuity payments	—	(34,428)	(4,858)	—	—
Surrenders, withdrawals and death benefits	(1,826,828)	(3,847,658)	(9,247,059)	(1,387,772)	(732,782)
Net transfers between other subaccounts
or fixed rate option	24,379,089	(1,156,000)	93,998,413	(45,325,945)	(22,421,468)
Miscellaneous transactions	(1,311)	(2,226)	(5,661)	1,095	(3,368)
Other charges	(242,365)	(483,860)	(1,090,586)	(204,585)	(82,023)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	22,707,161	(5,014,325)	86,530,051	(46,779,886)	(22,682,698)

TOTAL INCREASE (DECREASE) IN NET ASSETS	19,307,552	(28,817,802)	80,486,307	(64,040,077)	(31,649,786)

NET ASSETS
Beginning of period	15,088,727	73,745,416	42,499,969	64,040,077	31,649,786
End of period	$34,396,279	$44,927,614	$122,986,276	$—	$—

Beginning units	566,615	2,108,344	1,574,507	1,446,363	738,815
Units issued	1,474,823	562,256	5,136,990	106,443	79,688
Units redeemed	(487,069)	(733,174)	(1,877,618)	(1,552,806)	(818,503)
Ending units	1,554,369	1,937,426	4,833,879	—	—

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A46

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST Mid-Cap Value Portfolio	AST BlackRock Low Duration Bond Portfolio	AST T. Rowe Price Natural Resources Portfolio	AST T. Rowe Price Asset Allocation Portfolio	AST MFS Global Equity Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	2/11/2022**	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(468,197)	$(32,931)	$(299,827)	$(18,236,438)	$(358,420)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	4,619,710	398,532	4,442,713	63,755,454	2,205,332
Net change in unrealized appreciation (depreciation) on investments	(8,388,955)	(824,635)	(3,611,981)	(324,531,219)	(9,232,282)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(4,237,442)	(459,034)	530,905	(279,012,203)	(7,385,370)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	978,919	254,600	814,637	1,297,220	240,543
Annuity payments	—	—	—	(170,017)	—
Surrenders, withdrawals and death benefits	(2,821,017)	(154,577)	(2,011,381)	(77,424,894)	(2,332,795)
Net transfers between other subaccounts
or fixed rate option	(7,806,860)	(27,743,413)	(8,739,528)	(135,253,915)	(3,470,480)
Miscellaneous transactions	(2,660)	(10)	3,783	12,539	(3,649)
Other charges	(346,874)	(20,579)	(232,386)	(15,085,032)	(265,793)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(9,998,492)	(27,663,979)	(10,164,875)	(226,624,099)	(5,832,174)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(14,235,934)	(28,123,013)	(9,633,970)	(505,636,302)	(13,217,544)

NET ASSETS
Beginning of period	47,681,057	28,123,013	28,073,817	1,598,955,582	39,405,399
End of period	$33,445,123	$—	$18,439,847	$1,093,319,280	$26,187,855

Beginning units	1,735,445	2,667,227	2,269,640	72,393,523	1,380,104
Units issued	335,558	87,996	1,052,423	9,835,886	171,867
Units redeemed	(677,239)	(2,755,223)	(1,909,372)	(22,273,201)	(402,755)
Ending units	1,393,764	—	1,412,691	59,956,208	1,149,216

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A47

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST J.P. Morgan International Equity Portfolio	AST Wellington Management Hedged Equity Portfolio	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(290,516)	$(1,853,094)	$(10,083,281)	$(3,014,964)	$(9,307,310)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	838,082	9,622,710	57,248,082	16,699,761	50,204,210
Net change in unrealized appreciation (depreciation) on investments	(7,094,285)	(22,709,953)	(200,441,579)	(49,433,262)	(184,238,593)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(6,546,719)	(14,940,337)	(153,276,778)	(35,748,465)	(143,341,693)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	7,452	97,160	515,655	130,714	1,500,146
Annuity payments	—	—	(16,928)	(184,402)	(352,886)
Surrenders, withdrawals and death benefits	(1,248,729)	(7,312,709)	(35,789,324)	(12,398,487)	(44,080,412)
Net transfers between other subaccounts
or fixed rate option	(4,523,717)	(14,537,214)	(65,929,281)	(55,609,743)	218,317,401
Miscellaneous transactions	29	(1,627)	12,631	1,772	43,058
Other charges	(218,579)	(1,587,495)	(7,459,361)	(1,859,897)	(7,032,633)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(5,983,544)	(23,341,885)	(108,666,608)	(69,920,043)	168,394,674

TOTAL INCREASE (DECREASE) IN NET ASSETS	(12,530,263)	(38,282,222)	(261,943,386)	(105,668,508)	25,052,981

NET ASSETS
Beginning of period	29,196,196	150,637,524	843,785,747	256,021,990	769,774,215
End of period	$16,665,933	$112,355,302	$581,842,361	$150,353,482	$794,827,196

Beginning units	1,627,046	8,521,581	35,164,612	16,045,202	36,044,587
Units issued	468,840	1,714,704	5,675,036	3,831,376	20,508,367
Units redeemed	(911,433)	(3,265,942)	(11,338,895)	(8,741,894)	(11,302,721)
Ending units	1,184,453	6,970,343	29,500,753	11,134,684	45,250,233
The accompanying notes are an integral part of these financial statements.
A48

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST Preservation Asset Allocation Portfolio	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio	AST Large-Cap Growth Portfolio	AST Government Money Market Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(5,031,682)	$(12,351,750)	$(7,497,516)	$(1,751,726)	$180,158
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	26,924,122	68,151,920	43,937,940	5,999,975	—
Net change in unrealized appreciation (depreciation) on investments	(97,556,525)	(275,840,288)	(151,417,202)	(56,553,733)	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(75,664,085)	(220,040,118)	(114,976,778)	(52,305,484)	180,158

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	720,856	324,873	241,577	2,750,451	6,687,120
Annuity payments	(186,959)	(25,282)	(720,706)	(103,029)	—
Surrenders, withdrawals and death benefits	(29,248,862)	(51,427,839)	(32,631,071)	(10,291,128)	(100,762,732)
Net transfers between other subaccounts
or fixed rate option	(80,461,595)	(154,843,064)	(51,576,431)	90,789,062	111,445,117
Miscellaneous transactions	2,034	(3,789)	2,530	4,482	(348)
Other charges	(3,968,291)	(10,543,713)	(6,197,356)	(1,271,835)	(399,734)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(113,142,817)	(216,518,814)	(90,881,457)	81,878,003	16,969,423

TOTAL INCREASE (DECREASE) IN NET ASSETS	(188,806,902)	(436,558,932)	(205,858,235)	29,572,519	17,149,581

NET ASSETS
Beginning of period	462,362,719	1,145,058,926	653,219,817	138,184,640	47,530,507
End of period	$273,555,817	$708,499,994	$447,361,582	$167,757,159	$64,680,088

Beginning units	27,147,475	53,040,748	29,140,722	3,043,575	5,068,781
Units issued	6,435,571	11,414,786	4,012,669	4,165,648	9,458,087
Units redeemed	(14,302,551)	(23,774,869)	(8,898,476)	(1,518,021)	(7,590,169)
Ending units	19,280,495	40,680,665	24,254,915	5,691,202	6,936,699

The accompanying notes are an integral part of these financial statements.
A49

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST Small-Cap Growth Portfolio	AST BlackRock/Loomis Sayles Bond Portfolio	AST International Value Portfolio	AST International Growth Portfolio	AST Investment Grade Bond Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	2/11/2022**	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(360,570)	$(301,498)	$(131,665)	$(241,348)	$(7,971,447)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	850,808	10,458,196	318,307	396,904	(7,325,759)
Net change in unrealized appreciation (depreciation) on investments	(11,649,375)	(16,929,045)	(1,785,938)	(9,284,194)	(3,613,153)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(11,159,137)	(6,772,347)	(1,599,296)	(9,128,638)	(18,910,359)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	678,240	318,021	551,280	624,815	1,111
Annuity payments	—	(4,016)	—	—	(7,843)
Surrenders, withdrawals and death benefits	(1,890,605)	(2,054,772)	(815,818)	(1,469,211)	(28,570,522)
Net transfers between other subaccounts
or fixed rate option	13,546,573	(191,306,163)	(1,548,348)	(605,431)	974,103,651
Miscellaneous transactions	(347)	1,215	196	1,326	(740)
Other charges	(252,985)	(193,292)	(92,132)	(195,623)	(8,357,739)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	12,080,876	(193,239,007)	(1,904,822)	(1,644,124)	937,167,918

TOTAL INCREASE (DECREASE) IN NET ASSETS	921,739	(200,011,354)	(3,504,118)	(10,772,762)	918,257,559

NET ASSETS
Beginning of period	34,015,663	200,011,354	14,537,372	30,197,491	72,288,360
End of period	$34,937,402	$—	$11,033,254	$19,424,729	$990,545,919

Beginning units	910,114	15,543,966	1,061,232	1,241,959	4,366,811
Units issued	820,008	296,721	227,605	338,095	192,849,383
Units redeemed	(366,222)	(15,840,687)	(371,400)	(427,922)	(117,955,913)
Ending units	1,363,900	—	917,437	1,152,132	79,260,281

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A50

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST Core Fixed Income Portfolio	AST Cohen & Steers Global Realty Portfolio	AST Emerging Markets Equity Portfolio	AST Goldman Sachs Small-Cap Value Portfolio	AST Moderate Multi-Asset Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	6/10/2022**	12/2/2022**

OPERATIONS
Net investment income (loss)	$(3,454,208)	$(91,469)	$(285,728)	$(182,690)	$(4,220,651)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(11,209,409)	684,152	66,755	9,963,480	76,486,599
Net change in unrealized appreciation (depreciation) on investments	(38,720,092)	(3,062,513)	(6,287,384)	(14,181,033)	(138,681,605)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(53,383,709)	(2,469,830)	(6,506,357)	(4,400,243)	(66,415,657)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,909,205	183,309	145,404	237,949	145,029
Annuity payments	(80,482)	—	—	—	(20,489)
Surrenders, withdrawals and death benefits	(25,740,281)	(389,249)	(1,166,677)	(1,135,588)	(19,163,462)
Net transfers between other subaccounts
or fixed rate option	203,947,627	(1,718,520)	(5,903,649)	(32,912,720)	(318,937,695)
Miscellaneous transactions	5,438	(195)	3	(777)	(2,038)
Other charges	(2,710,187)	(67,062)	(234,942)	(131,526)	(3,648,290)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	177,331,320	(1,991,717)	(7,159,861)	(33,942,662)	(341,626,945)

TOTAL INCREASE (DECREASE) IN NET ASSETS	123,947,611	(4,461,547)	(13,666,218)	(38,342,905)	(408,042,602)

NET ASSETS
Beginning of period	134,962,474	10,471,938	31,633,805	38,342,905	408,042,602
End of period	$258,910,085	$6,010,391	$17,967,587	$—	$—

Beginning units	9,538,841	498,104	2,905,957	1,335,009	21,832,245
Units issued	24,067,089	126,258	1,002,241	58,646	3,645,605
Units redeemed	(11,153,799)	(231,222)	(1,786,262)	(1,393,655)	(25,477,850)
Ending units	22,452,131	393,140	2,121,936	—	—

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A51

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST J.P. Morgan Global Thematic Portfolio	ProFund VP Consumer Services	ProFund VP Consumer Goods	ProFund VP Financials	ProFund VP Health Care
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(2,711,719)	$(7,515)	$(1,071)	$(4,053)	$(5,548)
Capital gains distributions received	—	5,493	2,811	3,401	22,540
Net realized gain (loss) on shares redeemed	14,993,200	(13,782)	4,554	17,820	12,313
Net change in unrealized appreciation (depreciation) on investments	(56,115,818)	(190,421)	(30,340)	(73,667)	(68,937)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(43,834,337)	(206,225)	(24,046)	(56,499)	(39,632)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	132,281	—	—	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(11,361,327)	(13,651)	(1,309)	(271)	(5,940)
Net transfers between other subaccounts
or fixed rate option	(23,553,555)	69,196	(6,430)	(24,738)	(82,839)
Miscellaneous transactions	9,023	(34)	—	—	—
Other charges	(2,347,212)	(4,496)	(828)	(2,864)	(3,956)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(37,120,790)	51,015	(8,567)	(27,873)	(92,735)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(80,955,127)	(155,210)	(32,613)	(84,372)	(132,367)

NET ASSETS
Beginning of period	240,889,523	615,367	96,714	347,050	494,108
End of period	$159,934,396	$460,157	$64,101	$262,678	$361,741

Beginning units	11,794,014	14,533	3,041	19,513	12,265
Units issued	2,300,947	3,415	1,896	2,516	983
Units redeemed	(4,542,120)	(1,862)	(2,220)	(4,378)	(3,576)
Ending units	9,552,841	16,086	2,717	17,651	9,672

The accompanying notes are an integral part of these financial statements.
A52

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	ProFund VP Industrials	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Real Estate	ProFund VP Small-Cap Growth
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(5,525)	$(1,606)	$(3,063)	$(1,104)	$(1,247)
Capital gains distributions received	5,730	22,878	32,175	9,207	12,987
Net realized gain (loss) on shares redeemed	9,614	(10,196)	7,791	6,862	(4,886)
Net change in unrealized appreciation (depreciation) on investments	(90,015)	(41,791)	(63,509)	(64,439)	(31,950)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(80,196)	(30,715)	(26,606)	(49,474)	(25,096)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(17,519)	(1,697)	(7,820)	—	(3,950)
Net transfers between other subaccounts
or fixed rate option	(19,674)	(19,141)	(38,275)	(9,411)	(6,282)
Miscellaneous transactions	—	—	(21)	—	(33)
Other charges	(3,427)	(1,189)	(2,201)	(1,465)	(717)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(40,620)	(22,027)	(48,317)	(10,876)	(10,982)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(120,816)	(52,742)	(74,923)	(60,350)	(36,078)

NET ASSETS
Beginning of period	456,079	137,281	271,751	196,423	104,333
End of period	$335,263	$84,539	$196,828	$136,073	$68,255

Beginning units	16,557	4,741	11,137	10,011	3,292
Units issued	3,391	1,562	948	2,272	727
Units redeemed	(5,310)	(2,597)	(3,161)	(2,698)	(1,209)
Ending units	14,638	3,706	8,924	9,585	2,810

The accompanying notes are an integral part of these financial statements.
A53

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	ProFund VP Small-Cap Value	ProFund VP Telecommunications	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(2,863)	$84	$(1,016)	$(3,295)	$(2,116)
Capital gains distributions received	31,989	—	1,814	42,810	2,832
Net realized gain (loss) on shares redeemed	3,244	(207)	207	(9,209)	8,517
Net change in unrealized appreciation (depreciation) on investments	(62,691)	(6,094)	(4,113)	(120,567)	(31,220)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(30,321)	(6,217)	(3,108)	(90,261)	(21,987)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(6,400)	—	(4,216)	(11,655)	(3,293)
Net transfers between other subaccounts
or fixed rate option	(24,574)	(143)	(21,786)	(8,993)	(52,046)
Miscellaneous transactions	(19)	—	3	—	—
Other charges	(1,874)	(257)	(1,860)	(2,627)	(2,156)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(32,867)	(400)	(27,859)	(23,275)	(57,495)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(63,188)	(6,617)	(30,967)	(113,536)	(79,482)

NET ASSETS
Beginning of period	228,179	27,682	208,368	290,640	255,531
End of period	$164,991	$21,065	$177,401	$177,104	$176,049

Beginning units	9,157	1,932	10,475	7,136	12,664
Units issued	742	378	3,246	1,704	2,249
Units redeemed	(2,245)	(416)	(4,646)	(2,501)	(5,440)
Ending units	7,654	1,894	9,075	6,339	9,473
The accompanying notes are an integral part of these financial statements.
A54

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST Jennison Large-Cap Growth Portfolio	Allspring VT International Equity Fund (Class 1)	Allspring VT Omega Growth Fund (Class 1)	AST Bond Portfolio 2022	AST Quantitative Modeling Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	6/10/2022**	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(199,599)	$387	$(6,536)	$(88,993)	$(511,141)
Capital gains distributions received	—	—	84,774	—	—
Net realized gain (loss) on shares redeemed	3,475,106	(654)	17,877	(41,056)	2,372,941
Net change in unrealized appreciation (depreciation) on investments	(20,604,972)	(2,093)	(314,291)	(57,893)	(20,019,790)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(17,329,465)	(2,360)	(218,176)	(187,942)	(18,157,990)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	111,985	—	—	—	6,364,587
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(1,391,464)	(897)	(133,485)	(346,139)	(7,024,466)
Net transfers between other subaccounts
or fixed rate option	(34,495,648)	769	—	(7,870,267)	(2,279,781)
Miscellaneous transactions	11,619	—	—	(578)	(4,120)
Other charges	(128,378)	(24)	—	(4,367)	(390,128)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(35,891,886)	(152)	(133,485)	(8,221,351)	(3,333,908)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(53,221,351)	(2,512)	(351,661)	(8,409,293)	(21,491,898)

NET ASSETS
Beginning of period	53,221,351	18,029	634,741	8,410,311	95,231,885
End of period	$—	$15,517	$283,080	$1,018	$73,739,987

Beginning units	1,183,103	946	74,376	704,287	5,099,788
Units issued	107,306	46	—	114,860	584,413
Units redeemed	(1,290,409)	(57)	(20,834)	(819,061)	(631,710)
Ending units	—	935	53,542	86	5,052,491

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A55

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST BlackRock Global Strategies Portfolio	Allspring VT Opportunity Fund (Class 1)	AST Prudential Core Bond Portfolio	AST Bond Portfolio 2023	AST MFS Growth Allocation Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	2/11/2022**	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(1,733,878)	$(1,726)	$(48,074)	$(99,290)	$(955,416)
Capital gains distributions received	—	19,298	—	—	—
Net realized gain (loss) on shares redeemed	7,689,346	8,711	1,625,297	14,075	6,363,569
Net change in unrealized appreciation (depreciation) on investments	(33,828,596)	(55,347)	(3,155,874)	(85,403)	(23,380,117)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(27,873,128)	(29,064)	(1,578,651)	(170,618)	(17,971,964)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	31,805	—	11,267	—	83,976
Annuity payments	—	—	—	—	(68,973)
Surrenders, withdrawals and death benefits	(7,578,569)	(35,564)	(190,496)	(490,930)	(3,245,584)
Net transfers between other subaccounts
or fixed rate option	(19,856,443)	—	(40,960,501)	8,845,937	(14,795,421)
Miscellaneous transactions	(794)	—	(93)	(1,590)	33
Other charges	(1,457,797)	(12)	(36,149)	(359)	(865,404)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(28,861,798)	(35,576)	(41,175,972)	8,353,058	(18,891,373)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(56,734,926)	(64,640)	(42,754,623)	8,182,440	(36,863,337)

NET ASSETS
Beginning of period	153,966,177	146,688	42,754,623	478,670	90,401,038
End of period	$97,231,251	$82,048	$—	$8,661,110	$53,537,701

Beginning units	9,927,800	3,943	3,527,694	47,049	4,841,384
Units issued	2,271,940	—	16,134	976,350	1,979,391
Units redeemed	(4,560,609)	(1,120)	(3,543,828)	(138,029)	(3,294,683)
Ending units	7,639,131	2,823	—	885,370	3,526,092

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A56

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio	AST Bond Portfolio 2024	AST ClearBridge Dividend Growth Portfolio	AST Multi-Sector Fixed Income Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	2/11/2022**	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(9,568)	$(34,281)	$(2,211)	$(232,223)	$(34,356,519)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(30,815)	6,995,539	(1,913)	2,065,379	21,537,606
Net change in unrealized appreciation (depreciation) on investments	(262,253)	(8,459,486)	(2,582)	(3,970,320)	(482,282,464)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(302,636)	(1,498,228)	(6,706)	(2,137,164)	(495,101,377)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	312,388	246,071	—	748,140	—
Annuity payments	—	—	—	—	(276,077)
Surrenders, withdrawals and death benefits	(193,453)	(226,789)	—	(2,024,538)	(147,237,477)
Net transfers between other subaccounts
or fixed rate option	(64,849)	(27,142,523)	162,149	(1,112,915)	—
Miscellaneous transactions	(39)	(292)	—	(3,188)	55,126
Other charges	(8,202)	(24,957)	—	(164,459)	(258,750)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	45,845	(27,148,490)	162,149	(2,556,960)	(147,717,178)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(256,791)	(28,646,718)	155,443	(4,694,124)	(642,818,555)

NET ASSETS
Beginning of period	1,589,222	28,646,718	—	22,737,560	2,234,643,259
End of period	$1,332,431	$—	$155,443	$18,043,436	$1,591,824,704

Beginning units	137,501	1,224,947	—	933,332	170,627,275
Units issued	34,151	36,285	26,313	374,508	506,881
Units redeemed	(30,140)	(1,261,232)	(9,940)	(469,353)	(14,046,386)
Ending units	141,512	—	16,373	838,487	157,087,770

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A57

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST Large-Cap Core Portfolio	AST Bond Portfolio 2025	AST T. Rowe Price Growth Opportunities Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio	AST Prudential Flexible Multi-Strategy Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(361,334)	$(5,474)	$(3,102,701)	$(93,946)	$(120,507)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(788,405)	(8,135)	31,132,498	694,913	467,267
Net change in unrealized appreciation (depreciation) on investments	(6,296,790)	(5,150)	(89,858,914)	(3,637,508)	(4,456,070)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(7,446,529)	(18,759)	(61,829,117)	(3,036,541)	(4,109,310)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	345,706	—	27,880	648,899	381,488
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(1,826,104)	(111,344)	(7,969,178)	(928,187)	(1,951,538)
Net transfers between other subaccounts
or fixed rate option	(3,026,858)	284,484	(78,492,842)	(1,326,632)	(177,182)
Miscellaneous transactions	(833)	—	(8,037)	1,295	2,181
Other charges	(265,383)	(117)	(2,995,639)	(81,495)	(111,640)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(4,773,472)	173,023	(89,437,816)	(1,686,120)	(1,856,691)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(12,220,001)	154,264	(151,266,933)	(4,722,661)	(5,966,001)

NET ASSETS
Beginning of period	41,495,731	162,795	299,082,005	18,637,202	23,941,584
End of period	$29,275,730	$317,059	$147,815,072	$13,914,541	$17,975,583

Beginning units	1,597,535	13,465	16,105,287	1,037,694	1,513,047
Units issued	315,907	47,607	8,573,779	57,038	76,746
Units redeemed	(537,971)	(31,328)	(14,835,100)	(151,118)	(205,050)
Ending units	1,375,471	29,744	9,843,966	943,614	1,384,743
The accompanying notes are an integral part of these financial statements.
A58

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST Franklin 85/15 Diversified Allocation Portfolio	AST Bond Portfolio 2026	AST Global Bond Portfolio	AST QMA International Core Equity Portfolio	BlackRock Global Allocation V.I. Fund (Class III)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(673,201)	$(21,562)	$(198,736)	$(10,159)	$(46,487)
Capital gains distributions received	—	—	—	—	128,120
Net realized gain (loss) on shares redeemed	4,626,643	(86,006)	(707,616)	5,451	(207,279)
Net change in unrealized appreciation (depreciation) on investments	(18,117,519)	(46,201)	(2,163,113)	(299,358)	(1,385,496)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(14,164,077)	(153,769)	(3,069,465)	(304,066)	(1,511,142)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	4,383	—	443,175	50,475	817,253
Annuity payments	—	—	(69,618)	—	—
Surrenders, withdrawals and death benefits	(2,993,110)	(1,799,472)	(1,602,310)	(49,131)	(681,697)
Net transfers between other subaccounts
or fixed rate option	(11,724,389)	2,261,049	(1,972,863)	(160,051)	(114,832)
Miscellaneous transactions	1,749	—	(31)	(14)	(335)
Other charges	(643,888)	(81)	(162,379)	(9,304)	(42,482)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(15,355,255)	461,496	(3,364,026)	(168,025)	(22,093)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(29,519,332)	307,727	(6,433,491)	(472,091)	(1,533,235)

NET ASSETS
Beginning of period	63,088,974	425,699	24,692,116	2,036,161	8,782,992
End of period	$33,569,642	$733,426	$18,258,625	$1,564,070	$7,249,757

Beginning units	3,996,123	40,092	2,346,589	153,575	573,159
Units issued	1,948,787	292,835	513,942	10,373	80,732
Units redeemed	(3,256,685)	(253,508)	(867,413)	(25,352)	(79,651)
Ending units	2,688,225	79,419	1,993,118	138,596	574,240

The accompanying notes are an integral part of these financial statements.
A59

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	JPMorgan Insurance Trust Income Builder Portfolio (Class 2)	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028	AST Bond Portfolio 2029
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$99,336	$(31,829)	$(4,010)	$(118,301)	$(442)
Capital gains distributions received	95,929	—	—	—	—
Net realized gain (loss) on shares redeemed	(13,729)	(76,611)	(3,920)	(71,964)	198
Net change in unrealized appreciation (depreciation) on investments	(645,218)	(130,150)	(82,067)	(807,977)	(77)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(463,682)	(238,590)	(89,997)	(998,242)	(321)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	215,285	—	237	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(192,132)	(451,408)	(19,256)	(244,532)	(1,529)
Net transfers between other subaccounts
or fixed rate option	10,971	1,019,688	15,876	1,621,598	54,606
Miscellaneous transactions	128	—	—	60	—
Other charges	(18,629)	(453)	(760)	(1,197)	(25)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	15,623	567,827	(3,903)	1,375,929	53,052

TOTAL INCREASE (DECREASE) IN NET ASSETS	(448,059)	329,237	(93,900)	377,687	52,731

NET ASSETS
Beginning of period	3,480,598	1,083,130	346,438	5,106,076	—
End of period	$3,032,539	$1,412,367	$252,538	$5,483,763	$52,731

Beginning units	263,269	101,120	25,989	461,979	—
Units issued	28,007	160,567	2,024	246,737	15,209
Units redeemed	(24,435)	(106,975)	(2,335)	(119,620)	(9,579)
Ending units	266,841	154,712	25,678	589,096	5,630

The accompanying notes are an integral part of these financial statements.
A60

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST American Funds Growth Allocation Portfolio	AST Bond Portfolio 2030	AST BlackRock 80/20 Target Allocation ETF Portfolio	AST BlackRock 60/40 Target Allocation ETF Portfolio	AST Bond Portfolio 2031
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(947,412)	$(58,270)	$(468,500)	$(320,884)	$(282,685)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	12,178,569	(56,283)	5,854,559	2,268,804	(481,402)
Net change in unrealized appreciation (depreciation) on investments	(34,037,868)	(520,630)	(14,469,666)	(7,411,627)	(2,449,824)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(22,806,711)	(635,183)	(9,083,607)	(5,463,707)	(3,213,911)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	8,357	—	3,423	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(1,274,533)	(420,775)	(689,148)	(514,132)	(2,041,041)
Net transfers between other subaccounts
or fixed rate option	(42,309,469)	605,747	(17,453,738)	(10,189,061)	6,402,431
Miscellaneous transactions	353	62	(512)	139	479
Other charges	(921,089)	(969)	(442,712)	(257,608)	(4,323)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(44,496,381)	184,065	(18,582,687)	(10,960,662)	4,357,546

TOTAL INCREASE (DECREASE) IN NET ASSETS	(67,303,092)	(451,118)	(27,666,294)	(16,424,369)	1,143,635

NET ASSETS
Beginning of period	104,103,613	3,266,838	46,632,027	30,671,411	11,043,601
End of period	$36,800,521	$2,815,720	$18,965,733	$14,247,042	$12,187,236

Beginning units	6,706,188	275,646	2,870,282	2,078,707	1,067,051
Units issued	5,041,974	118,154	2,385,789	1,155,359	1,012,949
Units redeemed	(8,777,198)	(101,120)	(3,850,476)	(2,073,582)	(602,278)
Ending units	2,970,964	292,680	1,405,595	1,160,484	1,477,722

The accompanying notes are an integral part of these financial statements.
A61

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	MFS® International Growth Portfolio (Service Class)	MFS® Massachusetts Investors Growth Stock Portfolio (Service Class)	MFS® Technology Portfolio (Service Class)	MFS® Mid Cap Growth Series (Service Class)	MFS® New Discovery Series (Service Class)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(674)	$(1,076)	$(18,686)	$(4,895)	$(1,818)
Capital gains distributions received	31,841	30,422	338,125	142,118	120,391
Net realized gain (loss) on shares redeemed	(9,621)	(16,893)	(137,995)	(73,669)	(28,425)
Net change in unrealized appreciation (depreciation) on investments	(118,338)	(45,418)	(1,724,053)	(408,357)	(232,610)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(96,792)	(32,965)	(1,542,609)	(344,803)	(142,462)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	175,464	131,418	1,493,680	320,219	45,084
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(15,879)	(19,292)	(117,604)	(108,329)	(10,296)
Net transfers between other subaccounts
or fixed rate option	(44,793)	55,652	(54,650)	(26,122)	(40,752)
Miscellaneous transactions	—	—	(251)	(38)	—
Other charges	(2,965)	(1,038)	(18,575)	(5,036)	(2,039)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	111,827	166,740	1,302,600	180,694	(8,003)

TOTAL INCREASE (DECREASE) IN NET ASSETS	15,035	133,775	(240,009)	(164,109)	(150,465)

NET ASSETS
Beginning of period	604,619	137,484	3,622,737	1,101,999	452,087
End of period	$619,654	$271,259	$3,382,728	$937,890	$301,622

Beginning units	41,369	8,113	219,753	65,807	26,745
Units issued	13,905	19,646	144,948	29,846	4,124
Units redeemed	(5,042)	(7,747)	(43,107)	(16,583)	(5,264)
Ending units	50,232	20,012	321,594	79,070	25,605

The accompanying notes are an integral part of these financial statements.
A62

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	MFS® Research Series (Service Class)	MFS® Total Return Bond Series (Service Class)	MFS® Total Return Series (Service Class)	MFS® Utilities Series (Service Class)	American Funds IS Asset Allocation Fund (Class 4)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(414)	$79,346	$14,139	$47,209	$40,619
Capital gains distributions received	16,202	47,243	126,448	106,936	337,683
Net realized gain (loss) on shares redeemed	1,028	(58,045)	(7,203)	17,655	(42,152)
Net change in unrealized appreciation (depreciation) on investments	(42,778)	(643,043)	(252,478)	(136,800)	(802,268)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(25,962)	(574,499)	(119,094)	35,000	(466,118)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	6,678	1,821,605	497,941	948,958	1,220,165
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(2,358)	(225,817)	(20,131)	(154,306)	(213,341)
Net transfers between other subaccounts
or fixed rate option	(11,081)	(120,042)	79,808	265,172	19,073
Miscellaneous transactions	—	(21)	79	(583)	69
Other charges	(608)	(21,278)	(7,096)	(12,963)	(18,733)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(7,369)	1,454,447	550,601	1,046,278	1,007,233

TOTAL INCREASE (DECREASE) IN NET ASSETS	(33,331)	879,948	431,507	1,081,278	541,115

NET ASSETS
Beginning of period	150,686	3,318,462	1,047,234	1,906,035	2,900,549
End of period	$117,355	$4,198,410	$1,478,741	$2,987,313	$3,441,664

Beginning units	9,372	314,128	77,109	138,529	233,538
Units issued	443	204,080	51,857	107,384	125,697
Units redeemed	(931)	(52,571)	(7,531)	(28,663)	(36,516)
Ending units	8,884	465,637	121,435	217,250	322,719

The accompanying notes are an integral part of these financial statements.
A63

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	American Funds IS Washington Mutual Investors Fund℠ (Class 4)	American Funds IS The Bond Fund of America® (Class 4)	American Funds IS Capital World Growth and Income Fund® (Class 4)	American Funds IS Global Small Capitalization Fund (Class 4)	American Funds IS Growth Fund (Class 4)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$25,868	$94,392	$14,071	$(1,064)	$(21,477)
Capital gains distributions received	426,612	33,069	149,102	73,926	696,699
Net realized gain (loss) on shares redeemed	(13,286)	(43,130)	(6,707)	(8,234)	(92,200)
Net change in unrealized appreciation (depreciation) on investments	(594,235)	(441,042)	(260,567)	(144,378)	(2,302,626)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(155,041)	(356,711)	(104,101)	(79,750)	(1,719,604)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	470,852	1,822,391	298,169	59,737	1,291,763
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(136,128)	(228,236)	(56,512)	(7,895)	(160,976)
Net transfers between other subaccounts
or fixed rate option	244,338	1,012,045	97,572	(22,177)	84,129
Miscellaneous transactions	1,401	(1,431)	(2)	—	331
Other charges	(10,933)	(16,729)	(3,774)	(1,109)	(26,765)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	569,530	2,588,040	335,453	28,556	1,188,482

TOTAL INCREASE (DECREASE) IN NET ASSETS	414,489	2,231,329	231,352	(51,194)	(531,122)

NET ASSETS
Beginning of period	1,668,623	1,916,073	558,632	255,380	5,107,845
End of period	$2,083,112	$4,147,402	$789,984	$204,186	$4,576,723

Beginning units	118,330	191,283	43,234	19,365	344,850
Units issued	61,543	336,850	37,434	6,346	128,495
Units redeemed	(17,139)	(50,957)	(6,119)	(3,579)	(28,651)
Ending units	162,734	477,176	74,549	22,132	444,694

The accompanying notes are an integral part of these financial statements.
A64

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	American Funds IS Growth-Income Fund (Class 4)	American Funds IS International Fund (Class 4)	American Funds IS New World Fund® (Class 4)	BlackRock Advantage Large Cap Core V.I. Fund (Class III)	BlackRock Advantage Large Cap Value V.I. Fund (Class III)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$9,380	$2,876	$4,597	$2,575	$6,388
Capital gains distributions received	153,335	34,479	69,103	10,102	14,700
Net realized gain (loss) on shares redeemed	(21,777)	(8,244)	(16,981)	(46,844)	(97,269)
Net change in unrealized appreciation (depreciation) on investments	(397,570)	(77,067)	(246,635)	(106,035)	(10,197)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(256,632)	(47,956)	(189,916)	(140,202)	(86,378)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	522,115	132,276	236,970	392,649	180,381
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(53,556)	(9,563)	(18,733)	(3,940)	(11,542)
Net transfers between other subaccounts
or fixed rate option	206,642	6,715	(8,238)	(29,098)	(402,876)
Miscellaneous transactions	5,207	744	(212)	61	(4)
Other charges	(8,354)	(1,209)	(4,267)	(3,856)	(3,849)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	672,054	128,963	205,520	355,816	(237,890)

TOTAL INCREASE (DECREASE) IN NET ASSETS	415,422	81,007	15,604	215,614	(324,268)

NET ASSETS
Beginning of period	1,189,591	176,259	752,797	639,979	998,389
End of period	$1,605,013	$257,266	$768,401	$855,593	$674,121

Beginning units	87,357	15,043	60,656	44,763	70,595
Units issued	74,664	16,917	26,140	41,943	19,027
Units redeemed	(19,708)	(4,027)	(6,716)	(11,390)	(37,252)
Ending units	142,313	27,933	80,080	75,316	52,370
The accompanying notes are an integral part of these financial statements.
A65

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	BlackRock Capital Appreciation V.I. Fund (Class III)	BlackRock Equity Dividend V.I. Fund (Class III)	BlackRock Large Cap Focus Growth V.I. Fund (Class III)	Fidelity® VIP Balanced Portfolio (Service Class 2)	Fidelity® VIP Contrafund® Portfolio (Service Class 2)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(2,865)	$17,706	$(3,364)	$28,329	$(12,713)
Capital gains distributions received	26,461	220,900	29,153	254,302	222,851
Net realized gain (loss) on shares redeemed	(22,801)	(14,302)	(354,188)	(34,219)	(71,083)
Net change in unrealized appreciation (depreciation) on investments	(255,565)	(297,388)	(127,800)	(1,174,263)	(1,543,933)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(254,770)	(73,084)	(456,199)	(925,851)	(1,404,878)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	213,448	591,049	215,090	1,155,969	943,187
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(49,893)	(44,297)	(43,726)	(373,019)	(206,763)
Net transfers between other subaccounts
or fixed rate option	12,439	280,768	(973,485)	592,415	(124,129)
Miscellaneous transactions	(960)	(917)	(70)	17	(2,776)
Other charges	(3,066)	(8,666)	(2,919)	(26,157)	(25,076)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	171,968	817,937	(805,110)	1,349,225	584,443

TOTAL INCREASE (DECREASE) IN NET ASSETS	(82,802)	744,853	(1,261,309)	423,374	(820,435)

NET ASSETS
Beginning of period	589,872	1,151,944	1,795,088	4,688,464	5,007,430
End of period	$507,070	$1,896,797	$533,779	$5,111,838	$4,186,995

Beginning units	42,304	85,412	134,303	357,784	359,559
Units issued	21,944	75,973	35,134	162,037	100,539
Units redeemed	(5,443)	(13,914)	(104,422)	(40,432)	(48,815)
Ending units	58,805	147,471	65,015	479,389	411,283

The accompanying notes are an integral part of these financial statements.
A66

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	Fidelity® VIP Growth Opportunities Portfolio (Service Class 2)	Fidelity® VIP Health Care Portfolio (Service Class 2)	BlackRock Basic Value V.I. Fund (Class III)	AST Bond Portfolio 2032	PSF Global Portfolio (Class III)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(14,875)	$(20,943)	$4,063	$(150,496)	$(152)
Capital gains distributions received	424,665	205,507	47,112	—	—
Net realized gain (loss) on shares redeemed	(167,977)	(85,717)	(12,997)	(198,870)	(248)
Net change in unrealized appreciation (depreciation) on investments	(1,591,798)	(563,463)	(56,726)	(1,517,596)	(3,316)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,349,985)	(464,616)	(18,548)	(1,866,962)	(3,716)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,255,642	1,064,053	256,300	—	47,662
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(83,890)	(189,192)	(7,747)	(881,807)	(1,234)
Net transfers between other subaccounts
or fixed rate option	5,254	(166,614)	7,675	3,849,800	209
Miscellaneous transactions	(3,594)	(328)	(432)	(25)	—
Other charges	(15,483)	(20,617)	(1,585)	(2,629)	(150)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,157,929	687,302	254,211	2,965,339	46,487

TOTAL INCREASE (DECREASE) IN NET ASSETS	(192,056)	222,686	235,663	1,098,377	42,771

NET ASSETS
Beginning of period	2,985,126	3,595,560	248,280	5,770,627	15,846
End of period	$2,793,070	$3,818,246	$483,943	$6,869,004	$58,617

Beginning units	217,219	297,831	17,876	621,441	1,489
Units issued	152,070	140,898	27,616	690,547	5,519
Units redeemed	(38,201)	(74,640)	(8,576)	(366,826)	(158)
Ending units	331,088	364,089	36,916	945,162	6,850

The accompanying notes are an integral part of these financial statements.
A67

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	PSF Mid-Cap Growth Portfolio (Class III)	PSF Natural Resources Portfolio (Class III)	PSF PGIM 50/50 Balanced Portfolio (Class III)	PSF PGIM Flexible Managed Portfolio (Class III)	PSF PGIM Government Income Portfolio (Class III)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(1,264)	$(4,014)	$(8,072)	$(3,535)	$(2,689)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(914)	15,160	(15,810)	(3,055)	(3,356)
Net change in unrealized appreciation (depreciation) on investments	(76,953)	103,010	(205,256)	(81,551)	(16,148)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(79,131)	114,156	(229,138)	(88,141)	(22,193)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	64,730	418,804	1,108,130	609,416	102,177
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	—	(32,730)	(19,955)	(8,025)	(32,779)
Net transfers between other subaccounts
or fixed rate option	4,933	340,522	7,888	29,466	1,413,345
Miscellaneous transactions	(125)	(130)	(2,545)	457	(6)
Other charges	(1,447)	(3,953)	(7,977)	(3,570)	(2,886)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	68,091	722,513	1,085,541	627,744	1,479,851

TOTAL INCREASE (DECREASE) IN NET ASSETS	(11,040)	836,669	856,403	539,603	1,457,658

NET ASSETS
Beginning of period	270,642	321,180	823,977	406,721	94,301
End of period	$259,602	$1,157,849	$1,680,380	$946,324	$1,551,959

Beginning units	26,426	29,219	76,749	37,729	9,559
Units issued	8,863	76,159	130,609	70,657	178,819
Units redeemed	(309)	(18,475)	(22,445)	(4,603)	(5,239)
Ending units	34,980	86,903	184,913	103,783	183,139

The accompanying notes are an integral part of these financial statements.
A68

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	PSF PGIM High Yield Bond Portfolio (Class III)	PSF PGIM Jennison Blend Portfolio (Class III)	PSF PGIM Jennison Focused Blend Portfolio (Class III)	PSF PGIM Jennison Growth Portfolio (Class III)	PSF PGIM Jennison Value Portfolio (Class III)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(10,781)	$(1,035)	$(261)	$(9,071)	$(2,711)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(17,192)	(5,140)	(94)	(35,438)	(3,625)
Net change in unrealized appreciation (depreciation) on investments	(189,842)	(50,610)	(8,141)	(622,620)	(18,685)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(217,815)	(56,785)	(8,496)	(667,129)	(25,021)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,275,048	149,590	27,106	1,550,550	405,551
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(46,885)	(3,046)	(831)	(37,597)	(17,978)
Net transfers between other subaccounts
or fixed rate option	55,216	9,273	35,788	174,648	169,873
Miscellaneous transactions	385	105	(481)	(3,233)	—
Other charges	(10,876)	(1,048)	(256)	(9,099)	(2,753)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,272,888	154,874	61,326	1,675,269	554,693

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,055,073	98,089	52,830	1,008,140	529,672

NET ASSETS
Beginning of period	1,418,146	174,740	11,295	1,003,607	234,999
End of period	$2,473,219	$272,829	$64,125	$2,011,747	$764,671

Beginning units	137,008	15,709	1,058	90,747	21,217
Units issued	159,481	22,594	7,215	220,189	59,647
Units redeemed	(25,361)	(5,308)	(131)	(17,197)	(5,282)
Ending units	271,128	32,995	8,142	293,739	75,582

The accompanying notes are an integral part of these financial statements.
A69

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	PSF PGIM Total Return Bond Portfolio (Class III)	PSF Small-Cap Stock Index Portfolio (Class III)	PSF Stock Index Portfolio (Class III)	MFS® Investors Trust Series (Service Class)	MFS® International Intrinsic Value Portfolio (Initial Class)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(12,838)	$(8,274)	$(29,303)	$(70)	$163
Capital gains distributions received	—	—	—	13,884	1,920
Net realized gain (loss) on shares redeemed	(24,527)	(16,921)	(13,827)	(997)	(201)
Net change in unrealized appreciation (depreciation) on investments	(302,964)	(241,792)	(988,841)	(23,486)	(13,077)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(340,329)	(266,987)	(1,031,971)	(10,669)	(11,195)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,647,453	760,303	1,631,092	169,017	21,767
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(163,239)	(80,019)	(168,192)	(2,920)	(441)
Net transfers between other subaccounts
or fixed rate option	383,463	64,319	358,504	(218)	—
Miscellaneous transactions	15	(39)	(3,109)	54	—
Other charges	(13,066)	(8,653)	(30,754)	(353)	(3)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,854,626	735,911	1,787,541	165,580	21,323

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,514,297	468,924	755,570	154,911	10,128

NET ASSETS
Beginning of period	1,560,360	1,226,465	4,911,289	49,463	44,611
End of period	$3,074,657	$1,695,389	$5,666,859	$204,374	$54,739

Beginning units	153,728	117,986	430,002	3,017	3,400
Units issued	244,225	95,839	208,058	12,962	2,127
Units redeemed	(39,310)	(17,236)	(25,660)	(944)	(47)
Ending units	358,643	196,589	612,400	15,035	5,480

The accompanying notes are an integral part of these financial statements.
A70

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	MFS® Mid Cap Growth Series (Initial Class)	Western Asset Core Plus VIT Portfolio (Class I)	ClearBridge Variable Small Cap Growth Portfolio (Class I)	ClearBridge Variable Large Cap Growth Portfolio (Class I)	Fidelity® VIP International Capital Appreciation Portfolio (Initial Class)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(46)	$376	$(138)	$(67)	$(45)
Capital gains distributions received	1,670	—	585	—	2,665
Net realized gain (loss) on shares redeemed	(410)	(294)	(3,679)	(6,896)	(202)
Net change in unrealized appreciation (depreciation) on investments	(5,677)	(4,928)	(10,965)	(4,158)	(14,379)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(4,463)	(4,846)	(14,197)	(11,121)	(11,961)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(586)	(1,231)	(277)	—	(341)
Net transfers between other subaccounts
or fixed rate option	—	—	(8,532)	(53,551)	—
Miscellaneous transactions	—	—	—	—	—
Other charges	(6)	(12)	(3)	—	(3)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(592)	(1,243)	(8,812)	(53,551)	(344)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,055)	(6,089)	(23,009)	(64,672)	(12,305)

NET ASSETS
Beginning of period	15,438	27,776	55,097	64,672	44,778
End of period	$10,383	$21,687	$32,088	$—	$32,473

Beginning units	1,066	2,679	3,607	4,321	3,381
Units issued	—	—	482	—	—
Units redeemed	(57)	(142)	(1,125)	(4,321)	(37)
Ending units	1,009	2,537	2,964	—	3,344

The accompanying notes are an integral part of these financial statements.
A71

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	Fidelity® VIP Mid Cap Portfolio (Initial Class)	Fidelity® VIP Emerging Markets Portfolio (Initial Class)	DFA VA U.S. Targeted Value Portfolio	BlackRock Large Cap Focus Growth V.I. Fund (Class I)	American Funds IS U.S. Government Securities Fund® (Class 1)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$58	$1,220	$260	$(1,035)	$3,338
Capital gains distributions received	4,071	—	3,560	14,525	—
Net realized gain (loss) on shares redeemed	(989)	(728)	(20)	(2,152)	(1,212)
Net change in unrealized appreciation (depreciation) on investments	(14,248)	(19,668)	(6,173)	(145,703)	(15,077)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(11,108)	(19,176)	(2,373)	(134,365)	(12,951)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	10,342	—	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(752)	(983)	(312)	(2,680)	(1,280)
Net transfers between other subaccounts
or fixed rate option	(2,650)	2,133	—	10,397	(6,160)
Miscellaneous transactions	—	—	—	—	—
Other charges	(4)	(6)	(3)	(17)	(6)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(3,406)	11,486	(315)	7,700	(7,446)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(14,514)	(7,690)	(2,688)	(126,665)	(20,397)

NET ASSETS
Beginning of period	73,826	92,921	47,928	346,279	117,900
End of period	$59,312	$85,231	$45,240	$219,614	$97,503

Beginning units	5,110	7,197	3,212	22,555	11,077
Units issued	—	1,316	—	935	14
Units redeemed	(275)	(216)	(23)	(286)	(750)
Ending units	4,835	8,297	3,189	23,204	10,341

The accompanying notes are an integral part of these financial statements.
A72

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	American Funds IS The Bond Fund of America® (Class 1)	Vanguard International Portfolio	Vanguard Diversified Value Portfolio	Vanguard Total International Stock Market Index Portfolio	Vanguard Mid-Cap Index Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$292	$1,113	$810	$769	$537
Capital gains distributions received	144	38,099	18,312	1,098	13,271
Net realized gain (loss) on shares redeemed	(115)	(1,948)	(540)	(689)	(2,955)
Net change in unrealized appreciation (depreciation) on investments	(2,110)	(103,103)	(45,813)	(8,263)	(37,491)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,789)	(65,839)	(27,231)	(7,085)	(26,638)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	41,598	—	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(651)	(1,851)	(2,402)	(29)	(21)
Net transfers between other subaccounts
or fixed rate option	—	29,714	(10,258)	24,422	(6,858)
Miscellaneous transactions	—	—	—	—	—
Other charges	(6)	(9)	(13)	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(657)	69,452	(12,673)	24,393	(6,879)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,446)	3,613	(39,904)	17,308	(33,517)

NET ASSETS
Beginning of period	13,958	195,869	229,024	23,867	141,012
End of period	$11,512	$199,482	$189,120	$41,175	$107,495

Beginning units	1,321	13,199	16,138	1,968	10,063
Units issued	1	6,370	—	2,547	726
Units redeemed	(70)	(177)	(969)	(441)	(1,268)
Ending units	1,252	19,392	15,169	4,074	9,521

The accompanying notes are an integral part of these financial statements.
A73

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	Vanguard Equity Index Portfolio	MFS® Total Return Bond Series (Initial Class)	Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)	MFS® New Discovery Series (Initial Class)	ClearBridge Variable Dividend Strategy Portfolio (Class I)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$514	$299	$1,868	$(179)	$1,328
Capital gains distributions received	2,137	147	5,432	14,184	11,210
Net realized gain (loss) on shares redeemed	(61)	(151)	(5,438)	(1,093)	(133)
Net change in unrealized appreciation (depreciation) on investments	(7,193)	(2,271)	(18,526)	(30,202)	(24,420)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(4,603)	(1,976)	(16,664)	(17,290)	(12,015)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	—	(638)	(1,313)	(526)	(897)
Net transfers between other subaccounts
or fixed rate option	(47,282)	—	(3,485)	5,337	—
Miscellaneous transactions	(1)	—	—	—	—
Other charges	—	(6)	(6)	(3)	(9)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(47,283)	(644)	(4,804)	4,808	(906)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(51,886)	(2,620)	(21,468)	(12,482)	(12,921)

NET ASSETS
Beginning of period	55,313	13,930	117,910	54,618	141,703
End of period	$3,427	$11,310	$96,442	$42,136	$128,782

Beginning units	3,823	1,340	11,199	3,868	10,611
Units issued	292	—	2,321	510	—
Units redeemed	(3,823)	(71)	(2,953)	(113)	(75)
Ending units	292	1,269	10,567	4,265	10,536

The accompanying notes are an integral part of these financial statements.
A74

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	MFS® Utilities Series (Initial Class)	Vanguard Real Estate Index Portfolio	Vanguard Total Bond Market Index Portfolio	Vanguard Equity Income Portfolio	Vanguard High Yield Bond Portfolio
	1/1/2022***	1/1/2022***	1/1/2022***	1/1/2022***	1/1/2022***
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$221	$(69)	$243	$2,350	$870
Capital gains distributions received	420	77	144	13,692	—
Net realized gain (loss) on shares redeemed	(4)	(19)	(14)	(140)	(12)
Net change in unrealized appreciation (depreciation) on investments	95	(4,148)	(2,762)	(15,213)	(1,953)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	732	(4,159)	(2,389)	689	(1,095)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	19,523	—	20,799	103,994	20,799
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(63)	(11)	—	(101)	—
Net transfers between other subaccounts
or fixed rate option	—	26,797	10,690	27,678	1,086
Miscellaneous transactions	1	—	—	—	—
Other charges	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	19,461	26,786	31,489	131,571	21,885

TOTAL INCREASE (DECREASE) IN NET ASSETS	20,193	22,627	29,100	132,260	20,790

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$20,193	$22,627	$29,100	$132,260	$20,790

Beginning units	—	—	—	—	—
Units issued	1,811	2,522	3,331	10,637	2,171
Units redeemed	(8)	(1)	—	(9)	—
Ending units	1,803	2,521	3,331	10,628	2,171

***Subaccount became available for investment prior to 2022 but had no activity until 2022.

The accompanying notes are an integral part of these financial statements.
A75

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	Vanguard Short-Term Investment Grade Portfolio	PSF Natural Resources Portfolio (Class I)	Vanguard Total Stock Market Index Portfolio	Vanguard Balanced Portfolio	Vanguard Growth Portfolio
	1/1/2022***	1/1/2022***	1/1/2022***	1/1/2022***	1/1/2022***
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$387	$(142)	$(480)	$(12)	$(789)
Capital gains distributions received	318	—	—	—	39,400
Net realized gain (loss) on shares redeemed	(13)	18	(54)	—	(416)
Net change in unrealized appreciation (depreciation) on investments	(2,150)	6,033	(12,264)	(214)	(65,902)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,458)	5,909	(12,798)	(226)	(27,707)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	41,597	64,752	—	—	103,994
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	—	(263)	—	—	(92)
Net transfers between other subaccounts
or fixed rate option	—	—	101,478	4,530	30,763
Miscellaneous transactions	—	7	—	—	—
Other charges	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	41,597	64,496	101,478	4,530	134,665

TOTAL INCREASE (DECREASE) IN NET ASSETS	40,139	70,405	88,680	4,304	106,958

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$40,139	$70,405	$88,680	$4,304	$106,958

Beginning units	—	—	—	—	—
Units issued	4,204	4,021	7,712	399	10,598
Units redeemed	—	(19)	—	—	(9)
Ending units	4,204	4,002	7,712	399	10,589

***Subaccount became available for investment prior to 2022 but had no activity until 2022.

The accompanying notes are an integral part of these financial statements.
A76

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	DFA VA International Value Portfolio	Fidelity® VIP Floating Rate High Income Portfolio (Initial Class)	American Funds IS Washington Mutual Investors Fund℠ (Class 1)	American Funds IS Growth Fund (Class 1)	American Funds IS Growth-Income Fund (Class 1)
	1/1/2022***	1/1/2022***	1/1/2022***	1/1/2022***	1/1/2022***
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$1,040	$260	$169	$33	$120
Capital gains distributions received	319	—	—	—	—
Net realized gain (loss) on shares redeemed	(21)	(1)	1	—	2
Net change in unrealized appreciation (depreciation) on investments	(781)	(117)	790	106	617
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	557	142	960	139	739

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	28,785	7,168	—	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(107)	—	—	—	—
Net transfers between other subaccounts
or fixed rate option	—	—	10,039	10,038	10,037
Miscellaneous transactions	2	1	—	—	—
Other charges	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	28,680	7,169	10,039	10,038	10,037

TOTAL INCREASE (DECREASE) IN NET ASSETS	29,237	7,311	10,999	10,177	10,776

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$29,237	$7,311	$10,999	$10,177	$10,776

Beginning units	—	—	—	—	—
Units issued	2,556	694	885	867	952
Units redeemed	(12)	(2)	—	—	—
Ending units	2,544	692	885	867	952

***Subaccount became available for investment prior to 2022 but had no activity until 2022.

The accompanying notes are an integral part of these financial statements.
A77

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

SUBACCOUNT
Fidelity® VIP Technology Portfolio (Initial Class)
1/1/2022***
to
12/31/2022

OPERATIONS
Net investment income (loss)	$(5)
Capital gains distributions received	—
Net realized gain (loss) on shares redeemed	—
Net change in unrealized appreciation (depreciation) on investments	61
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	56

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—
Annuity payments	—
Surrenders, withdrawals and death benefits	—
Net transfers between other subaccounts
or fixed rate option	5,019
Miscellaneous transactions	—
Other charges	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	5,019

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,075

NET ASSETS
Beginning of period	—
End of period	$5,075

Beginning units	—
Units issued	415
Units redeemed	—
Ending units	415

***Subaccount became available for investment prior to 2022 but had no activity until 2022.
The accompanying notes are an integral part of these financial statements.
A78

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	PSF PGIM Government Money Market Portfolio (Class I)	PSF PGIM Total Return Bond Portfolio (Class I)	PSF PGIM Jennison Blend Portfolio (Class I)	PSF PGIM Jennison Value Portfolio (Class I)	PSF PGIM High Yield Bond Portfolio (Class I)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(71,703)	$(157,519)	$(275,853)	$(268,367)	$(155,360)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	381,739	2,027,043	1,624,408	273,867
Net change in unrealized appreciation (depreciation) on investments	—	(489,479)	1,582,696	2,793,935	537,575
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(71,703)	(265,259)	3,333,886	4,149,976	656,082

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	42,939	12,110	11,643	179,447	92,983
Annuity payments	(302,323)	(131,392)	(81,595)	(150,089)	(121,759)
Surrenders, withdrawals and death benefits	(468,727)	(1,289,392)	(2,367,507)	(2,120,279)	(1,075,510)
Net transfers between other subaccounts
or fixed rate option	1,072,618	355,050	(150,837)	(321,440)	113,799
Miscellaneous transactions	(3,254)	538	842	(3,796)	199
Other charges	(4,071)	(2,236)	(6,716)	(14,894)	(9,024)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	337,182	(1,055,322)	(2,594,170)	(2,431,051)	(999,312)

TOTAL INCREASE (DECREASE) IN NET ASSETS	265,479	(1,320,581)	739,716	1,718,925	(343,230)

NET ASSETS
Beginning of period	5,390,928	12,186,234	18,760,377	16,791,126	10,712,334
End of period	$5,656,407	$10,865,653	$19,500,093	$18,510,051	$10,369,104

Beginning units	4,551,027	3,863,280	3,289,972	4,160,350	1,982,638
Units issued	1,477,013	98,638	10,900	81,191	60,333
Units redeemed	(995,884)	(441,586)	(419,173)	(584,857)	(260,542)
Ending units	5,032,156	3,520,332	2,881,699	3,656,684	1,782,429

The accompanying notes are an integral part of these financial statements.
A79

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	PSF Stock Index Portfolio (Class I)	PSF Global Portfolio (Class I)	PSF PGIM Jennison Growth Portfolio (Class I)	PSF Small-Cap Stock Index Portfolio (Class I)	T. Rowe Price International Stock Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(509,576)	$(62,957)	$(444,627)	$(100,206)	$(11,898)
Capital gains distributions received	—	—	—	—	90,049
Net realized gain (loss) on shares redeemed	3,161,195	407,746	4,685,137	854,486	50,003
Net change in unrealized appreciation (depreciation) on investments	8,787,390	328,023	(6,042)	1,400,334	(122,981)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	11,439,009	672,812	4,234,468	2,154,614	5,173

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,491,885	2,444	61,247	548,077	50,000
Annuity payments	(241,982)	(7,119)	(303,662)	(8,020)	—
Surrenders, withdrawals and death benefits	(3,565,378)	(423,275)	(4,364,851)	(760,175)	(169,906)
Net transfers between other subaccounts
or fixed rate option	(725,949)	(91,145)	(436,926)	(190,084)	(30,369)
Miscellaneous transactions	(4,903)	663	(8,870)	616	(34)
Other charges	(108,133)	(2,925)	(14,308)	(25,650)	(141)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,154,460)	(521,357)	(5,067,370)	(435,236)	(150,450)

TOTAL INCREASE (DECREASE) IN NET ASSETS	9,284,549	151,455	(832,902)	1,719,378	(145,277)

NET ASSETS
Beginning of period	42,620,546	4,186,430	30,867,533	8,500,228	1,488,275
End of period	$51,905,095	$4,337,885	$30,034,631	$10,219,606	$1,342,998

Beginning units	5,580,935	1,055,977	3,508,456	939,087	613,481
Units issued	397,033	15,786	30,383	116,572	32,676
Units redeemed	(798,313)	(137,102)	(522,497)	(176,229)	(92,120)
Ending units	5,179,655	934,661	3,016,342	879,430	554,037
The accompanying notes are an integral part of these financial statements.
A80

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	T. Rowe Price Equity Income Portfolio (Equity Income Portfolio Class)	Invesco V.I. Core Equity Fund (Series I)	Janus Henderson VIT Research Portfolio (Institutional Shares)	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	MFS® Research Series (Initial Class)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$9,546	$(57,776)	$(73,302)	$(12,538)	$(13,822)
Capital gains distributions received	413,393	165,346	286,423	—	91,763
Net realized gain (loss) on shares redeemed	239,354	251,240	465,925	146,714	144,333
Net change in unrealized appreciation (depreciation) on investments	600,989	1,389,966	294,704	406,333	114,027
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,263,282	1,748,776	973,750	540,509	336,301

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	23,821	59,585	330	9,160	9,160
Annuity payments	(70,277)	(87,998)	(41,787)	(29,134)	—
Surrenders, withdrawals and death benefits	(747,665)	(928,118)	(848,716)	(443,917)	(292,032)
Net transfers between other subaccounts
or fixed rate option	(129,822)	(219,941)	(136,493)	(79,379)	(69,563)
Miscellaneous transactions	64	(5,308)	1,016	1,715	(111)
Other charges	(759)	(1,072)	(748)	(843)	(259)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(924,638)	(1,182,852)	(1,026,398)	(542,398)	(352,805)

TOTAL INCREASE (DECREASE) IN NET ASSETS	338,644	565,924	(52,648)	(1,889)	(16,504)

NET ASSETS
Beginning of period	5,603,595	7,128,740	5,675,386	4,607,853	1,548,105
End of period	$5,942,239	$7,694,664	$5,622,738	$4,605,964	$1,531,601

Beginning units	1,252,136	1,821,168	1,022,069	1,075,255	315,058
Units issued	6,171	4,900	3,698	9,558	3,041
Units redeemed	(185,890)	(265,019)	(172,324)	(124,086)	(64,843)
Ending units	1,072,417	1,561,049	853,443	960,727	253,256
The accompanying notes are an integral part of these financial statements.
A81

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	MFS® Growth Series (Initial Class)	American Century VP Value Fund (Class I)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	PSF PGIM Jennison Focused Blend Portfolio (Class I)	Davis Value Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(112,839)	$6,437	$(37,903)	$(51,761)	$(10,236)
Capital gains distributions received	1,110,595	—	326,472	—	172,167
Net realized gain (loss) on shares redeemed	614,669	72,959	100,761	493,989	30,029
Net change in unrealized appreciation (depreciation) on investments	(12,451)	279,208	(153,777)	85,719	(6,090)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,599,974	358,604	235,553	527,947	185,870

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	94,368	—	—	240	—
Annuity payments	(95,476)	—	—	(84,090)	(41,378)
Surrenders, withdrawals and death benefits	(796,577)	(91,852)	(474,499)	(524,743)	(199,153)
Net transfers between other subaccounts
or fixed rate option	(158,916)	(228)	(7,839)	(7,939)	(14,655)
Miscellaneous transactions	1,149	(38)	2,327	(1,052)	222
Other charges	(1,271)	(238)	(335)	(337)	(219)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(956,723)	(92,356)	(480,346)	(617,921)	(255,183)

TOTAL INCREASE (DECREASE) IN NET ASSETS	643,251	266,248	(244,793)	(89,974)	(69,313)

NET ASSETS
Beginning of period	7,717,224	1,610,575	2,679,252	3,743,068	1,120,814
End of period	$8,360,475	$1,876,823	$2,434,459	$3,653,094	$1,051,501

Beginning units	1,115,059	368,261	442,289	736,801	433,690
Units issued	20,056	12,582	9,337	927	2,324
Units redeemed	(143,479)	(31,344)	(80,529)	(113,620)	(85,964)
Ending units	991,636	349,499	371,097	624,108	350,050
The accompanying notes are an integral part of these financial statements.
A82

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	AB VPS Large Cap Growth Portfolio (Class B)	PSF Small-Cap Value Portfolio (Class I)	Janus Henderson VIT Research Portfolio (Service Shares)	PSF Mid-Cap Growth Portfolio (Class I)	PSF International Growth Portfolio (Class I)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(8,380)	$(103,803)	$(9,167)	$(126,039)	$(29,206)
Capital gains distributions received	44,645	—	31,103	—	—
Net realized gain (loss) on shares redeemed	10,770	798,122	17,582	1,101,706	129,531
Net change in unrealized appreciation (depreciation) on investments	96,824	771,214	60,132	(260,496)	94,447
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	143,859	1,465,533	99,650	715,171	194,772

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	91,786	—	26,302	1,118
Annuity payments	—	(20,772)	—	(5,147)	(10,905)
Surrenders, withdrawals and death benefits	(15,075)	(786,243)	(16,880)	(997,638)	(148,277)
Net transfers between other subaccounts
or fixed rate option	16,030	(313,388)	(6,055)	(192,888)	37,219
Miscellaneous transactions	(52)	(6,638)	—	(687)	525
Other charges	(37)	(14,182)	(998)	(14,046)	(2,706)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	866	(1,049,437)	(23,933)	(1,184,104)	(123,026)

TOTAL INCREASE (DECREASE) IN NET ASSETS	144,725	416,096	75,717	(468,933)	71,746

NET ASSETS
Beginning of period	531,944	6,263,465	556,867	8,184,609	1,804,871
End of period	$676,669	$6,679,561	$632,584	$7,715,676	$1,876,617

Beginning units	201,639	1,745,374	157,136	1,305,421	631,775
Units issued	6,645	46,945	2,167	31,195	34,957
Units redeemed	(6,114)	(303,907)	(9,654)	(196,230)	(59,925)
Ending units	202,170	1,488,412	149,649	1,140,386	606,807
The accompanying notes are an integral part of these financial statements.
A83

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Tactical Preservation Portfolio	AST T. Rowe Price Large-Cap Value Portfolio	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(361,381)	$(5,207,577)	$(1,119,387)	$(375,421)	$(308,774)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	3,740,155	10,645,866	7,295,920	1,306,097	2,959,448
Net change in unrealized appreciation (depreciation) on investments	7,321,757	12,969,739	12,326,365	805,433	(3,167,304)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	10,700,531	18,408,028	18,502,898	1,736,109	(516,630)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	620,242	130,756	2,354,189	893,547	590,724
Annuity payments	(33,207)	(61,990)	(23,472)	—	—
Surrenders, withdrawals and death benefits	(2,419,746)	(30,846,468)	(7,009,500)	(2,593,764)	(1,955,421)
Net transfers between other subaccounts
or fixed rate option	(801,986)	219,543,171	(4,670,190)	955,204	(374,075)
Miscellaneous transactions	28,856	(7,697)	3,846	1,611	14,298
Other charges	(236,111)	(3,859,947)	(724,528)	(230,889)	(183,121)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,841,952)	184,897,825	(10,069,655)	(974,291)	(1,907,595)

TOTAL INCREASE (DECREASE) IN NET ASSETS	7,858,579	203,305,853	8,433,243	761,818	(2,424,225)

NET ASSETS
Beginning of period	27,821,195	168,535,948	81,724,198	33,441,059	24,342,369
End of period	$35,679,774	$371,841,801	$90,157,441	$34,202,877	$21,918,144

Beginning units	1,245,415	10,391,065	4,546,368	2,106,253	721,696
Units issued	373,328	15,062,792	823,575	371,801	171,574
Units redeemed	(467,682)	(3,564,002)	(1,225,696)	(412,982)	(205,096)
Ending units	1,151,061	21,889,855	4,144,247	2,065,072	688,174
The accompanying notes are an integral part of these financial statements.
A84

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST Small-Cap Value Portfolio	AST Mid-Cap Growth Portfolio	AST Large-Cap Value Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio	AST MFS Growth Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(188,347)	$(958,593)	$(508,579)	$(857,571)	$(365,185)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	2,282,195	7,581,942	5,687,658	7,152,711	4,295,287
Net change in unrealized appreciation (depreciation) on investments	1,693,419	(15,596)	4,713,056	3,612,042	2,122,760
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	3,787,267	6,607,753	9,892,135	9,907,182	6,052,862

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	195,613	1,003,915	902,742	566,083	1,031,513
Annuity payments	—	(23,323)	—	(6,150)	—
Surrenders, withdrawals and death benefits	(1,343,475)	(6,627,097)	(2,679,447)	(4,741,039)	(3,128,170)
Net transfers between other subaccounts
or fixed rate option	(1,250,387)	(698,830)	(4,028,849)	(1,497,313)	(816,354)
Miscellaneous transactions	1,118	3,273	(1,561)	83	(3,756)
Other charges	(119,194)	(592,541)	(312,532)	(518,716)	(208,974)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,516,325)	(6,934,603)	(6,119,647)	(6,197,052)	(3,125,741)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,270,942	(326,850)	3,772,488	3,710,130	2,927,121

NET ASSETS
Beginning of period	13,817,785	74,072,266	38,727,481	60,329,947	28,722,665
End of period	$15,088,727	$73,745,416	$42,499,969	$64,040,077	$31,649,786

Beginning units	676,787	2,254,617	1,782,575	1,548,528	774,427
Units issued	164,887	364,124	388,561	236,630	227,151
Units redeemed	(275,059)	(510,397)	(596,629)	(338,795)	(262,763)
Ending units	566,615	2,108,344	1,574,507	1,446,363	738,815
The accompanying notes are an integral part of these financial statements.
A85

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST Mid-Cap Value Portfolio	AST BlackRock Low Duration Bond Portfolio	AST T. Rowe Price Natural Resources Portfolio	AST T. Rowe Price Asset Allocation Portfolio	AST MFS Global Equity Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(576,849)	$(299,699)	$(389,347)	$(18,995,023)	$(478,086)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	4,099,704	324,761	3,671,509	87,796,953	3,216,058
Net change in unrealized appreciation (depreciation) on investments	8,221,125	(502,499)	2,498,661	63,746,558	2,843,430
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	11,743,980	(477,437)	5,780,823	132,548,488	5,581,402

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	761,249	1,973,763	244,887	1,208,370	656,508
Annuity payments	(12,848)	—	(28,957)	(400,172)	—
Surrenders, withdrawals and death benefits	(3,018,330)	(2,384,795)	(2,170,976)	(97,504,357)	(2,645,798)
Net transfers between other subaccounts
or fixed rate option	4,709,684	1,666,570	(3,154,227)	371,193,953	(2,138,087)
Miscellaneous transactions	12,836	463	12,373	(26,986)	(727)
Other charges	(373,385)	(183,414)	(272,560)	(13,484,630)	(304,051)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	2,079,206	1,072,587	(5,369,460)	260,986,178	(4,432,155)

TOTAL INCREASE (DECREASE) IN NET ASSETS	13,823,186	595,150	411,363	393,534,666	1,149,247

NET ASSETS
Beginning of period	33,857,871	27,527,863	27,662,454	1,205,420,916	38,256,152
End of period	$47,681,057	$28,123,013	$28,073,817	$1,598,955,582	$39,405,399

Beginning units	1,603,567	2,574,321	2,755,797	60,620,266	1,528,355
Units issued	680,833	1,084,608	912,796	22,187,317	184,079
Units redeemed	(548,955)	(991,702)	(1,398,953)	(10,414,060)	(332,330)
Ending units	1,735,445	2,667,227	2,269,640	72,393,523	1,380,104

The accompanying notes are an integral part of these financial statements.
A86

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST J.P. Morgan International Equity Portfolio	AST Wellington Management Hedged Equity Portfolio	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(414,913)	$(2,282,236)	$(12,542,642)	$(4,132,256)	$(11,560,108)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1,743,094	9,532,830	49,403,892	12,978,186	56,252,821
Net change in unrealized appreciation (depreciation) on investments	1,292,006	7,687,918	79,689,535	17,265,403	37,900,073
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	2,620,187	14,938,512	116,550,785	26,111,333	82,592,786

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	53,180	311,591	701,711	127,881	961,124
Annuity payments	(953)	(11,078)	(44,595)	(49,059)	(425,747)
Surrenders, withdrawals and death benefits	(2,416,549)	(10,654,974)	(47,415,633)	(19,883,817)	(67,231,795)
Net transfers between other subaccounts
or fixed rate option	630,313	(1,402,148)	(13,752,915)	(5,658,458)	(12,950,539)
Miscellaneous transactions	(78)	(1,675)	(33,790)	(5,420)	(35,644)
Other charges	(270,435)	(1,677,567)	(7,978,796)	(2,344,371)	(7,490,090)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,004,522)	(13,435,851)	(68,524,018)	(27,813,244)	(87,172,691)

TOTAL INCREASE (DECREASE) IN NET ASSETS	615,665	1,502,661	48,026,767	(1,701,911)	(4,579,905)

NET ASSETS
Beginning of period	28,580,531	149,134,863	795,758,980	257,723,901	774,354,120
End of period	$29,196,196	$150,637,524	$843,785,747	$256,021,990	$769,774,215

Beginning units	1,750,414	9,364,242	38,270,208	17,948,957	40,432,198
Units issued	218,224	997,259	1,860,325	1,517,793	2,079,658
Units redeemed	(341,592)	(1,839,920)	(4,965,921)	(3,421,548)	(6,467,269)
Ending units	1,627,046	8,521,581	35,164,612	16,045,202	36,044,587
The accompanying notes are an integral part of these financial statements.
A87

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST Preservation Asset Allocation Portfolio	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio	AST Large-Cap Growth Portfolio	AST Government Money Market Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(7,029,709)	$(16,691,756)	$(9,707,149)	$(1,598,828)	$(510,065)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	30,697,669	64,340,942	54,865,376	15,676,654	—
Net change in unrealized appreciation (depreciation) on investments	(1,897,994)	111,254,273	30,925,419	5,571,685	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	21,769,966	158,903,459	76,083,646	19,649,511	(510,065)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,975,605	470,511	295,899	5,464,410	6,992,528
Annuity payments	(328,555)	(308,898)	(186,560)	(11,429)	(12,441)
Surrenders, withdrawals and death benefits	(41,802,340)	(86,591,083)	(54,062,263)	(11,834,391)	(104,533,985)
Net transfers between other subaccounts
or fixed rate option	606,664	(21,483,775)	(12,318,858)	300,586	92,735,195
Miscellaneous transactions	(24,833)	(24,334)	(1,900)	5,208	5,120
Other charges	(4,847,074)	(12,273,396)	(6,873,530)	(961,685)	(268,427)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(44,420,533)	(120,210,975)	(73,147,212)	(7,037,301)	(5,082,010)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(22,650,567)	38,692,484	2,936,434	12,612,210	(5,592,075)

NET ASSETS
Beginning of period	485,013,286	1,106,366,442	650,283,383	125,572,430	53,122,582
End of period	$462,362,719	$1,145,058,926	$653,219,817	$138,184,640	$47,530,507

Beginning units	29,998,214	59,218,690	32,733,264	2,941,444	5,655,035
Units issued	3,512,804	3,885,438	2,278,866	731,779	7,970,716
Units redeemed	(6,363,543)	(10,063,380)	(5,871,408)	(629,648)	(8,556,970)
Ending units	27,147,475	53,040,748	29,140,722	3,043,575	5,068,781
The accompanying notes are an integral part of these financial statements.
A88

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST Small-Cap Growth Portfolio	AST BlackRock/Loomis Sayles Bond Portfolio	AST International Value Portfolio	AST International Growth Portfolio	AST Investment Grade Bond Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(437,492)	$(2,751,041)	$(171,388)	$(343,576)	$(1,083,643)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	4,387,015	4,613,725	756,596	2,777,190	2,301,368
Net change in unrealized appreciation (depreciation) on investments	(2,763,221)	(6,830,784)	339,074	770,214	(3,950,326)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,186,302	(4,968,100)	924,282	3,203,828	(2,732,601)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	760,970	2,576,031	383,600	795,610	—
Annuity payments	—	(82,064)	—	—	(133,197)
Surrenders, withdrawals and death benefits	(2,705,850)	(18,238,746)	(1,613,991)	(1,770,155)	(5,248,294)
Net transfers between other subaccounts
or fixed rate option	1,118,925	23,117,419	120,709	(280,004)	(2,878,665)
Miscellaneous transactions	3,073	2,975	1,970	8,951	144
Other charges	(249,881)	(1,787,279)	(103,590)	(232,174)	(970,020)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,072,763)	5,588,336	(1,211,302)	(1,477,772)	(9,230,032)

TOTAL INCREASE (DECREASE) IN NET ASSETS	113,539	620,236	(287,020)	1,726,056	(11,962,633)

NET ASSETS
Beginning of period	33,902,124	199,391,118	14,824,392	28,471,435	84,250,993
End of period	$34,015,663	$200,011,354	$14,537,372	$30,197,491	$72,288,360

Beginning units	903,204	15,205,472	1,158,732	1,291,440	4,906,327
Units issued	242,196	3,756,701	201,999	272,520	4,158,280
Units redeemed	(235,286)	(3,418,207)	(299,499)	(322,001)	(4,697,796)
Ending units	910,114	15,543,966	1,061,232	1,241,959	4,366,811
The accompanying notes are an integral part of these financial statements.
A89

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST Core Fixed Income Portfolio	AST Cohen & Steers Global Realty Portfolio	AST Emerging Markets Equity Portfolio	AST Goldman Sachs Small-Cap Value Portfolio	AST Moderate Multi-Asset Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(1,755,748)	$(131,131)	$(430,047)	$(487,997)	$(6,078,947)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	3,498,345	658,450	1,769,310	4,637,974	26,550,742
Net change in unrealized appreciation (depreciation) on investments	(6,537,221)	1,720,566	(1,648,410)	4,468,150	17,456,112
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(4,794,624)	2,247,885	(309,147)	8,618,127	37,927,907

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,318,950	189,417	384,467	598,677	134,812
Annuity payments	(23,630)	(31,359)	(11,607)	(13,172)	(17,601)
Surrenders, withdrawals and death benefits	(12,642,048)	(438,577)	(2,310,800)	(2,655,497)	(31,998,271)
Net transfers between other subaccounts
or fixed rate option	14,131,576	(742,322)	1,785,175	(4,728,426)	(5,328,156)
Miscellaneous transactions	1,166	330	6,651	564	132
Other charges	(1,166,914)	(80,801)	(307,953)	(317,238)	(4,531,135)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	2,619,100	(1,103,312)	(454,067)	(7,115,092)	(41,740,219)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,175,524)	1,144,573	(763,214)	1,503,035	(3,812,312)

NET ASSETS
Beginning of period	137,137,998	9,327,365	32,397,019	36,839,870	411,854,914
End of period	$134,962,474	$10,471,938	$31,633,805	$38,342,905	$408,042,602

Beginning units	9,361,656	552,177	2,954,029	1,573,285	24,256,955
Units issued	2,385,352	68,672	601,829	224,719	1,582,486
Units redeemed	(2,208,167)	(122,745)	(649,901)	(462,995)	(4,007,196)
Ending units	9,538,841	498,104	2,905,957	1,335,009	21,832,245
The accompanying notes are an integral part of these financial statements.
A90

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST J.P. Morgan Global Thematic Portfolio	ProFund VP Consumer Services	ProFund VP Consumer Goods	ProFund VP Financials	ProFund VP Health Care
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(3,557,708)	$(8,778)	$(969)	$(3,884)	$(6,238)
Capital gains distributions received	—	46,984	5,516	22,231	38,130
Net realized gain (loss) on shares redeemed	15,866,032	779	3,877	24,109	7,041
Net change in unrealized appreciation (depreciation) on investments	12,517,776	11,403	7,334	40,934	45,693
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	24,826,100	50,388	15,758	83,390	84,626

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	92,783	—	—	—	—
Annuity payments	(84,857)	—	—	—	—
Surrenders, withdrawals and death benefits	(15,103,112)	(44,413)	(1,326)	(378)	(17,127)
Net transfers between other subaccounts
or fixed rate option	(4,200,816)	76,993	2,533	(48,915)	16,971
Miscellaneous transactions	(936)	25	—	—	(3)
Other charges	(2,625,292)	(4,486)	(844)	(2,962)	(3,740)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(21,922,230)	28,119	363	(52,255)	(3,899)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,903,870	78,507	16,121	31,135	80,727

NET ASSETS
Beginning of period	237,985,653	536,860	80,593	315,915	413,381
End of period	$240,889,523	$615,367	$96,714	$347,050	$494,108

Beginning units	12,961,729	15,125	2,988	22,762	12,837
Units issued	939,103	2,110	521	382	1,200
Units redeemed	(2,106,818)	(2,702)	(468)	(3,631)	(1,772)
Ending units	11,794,014	14,533	3,041	19,513	12,265
The accompanying notes are an integral part of these financial statements.
A91

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	ProFund VP Industrials	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Real Estate	ProFund VP Small-Cap Growth
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(6,689)	$(1,995)	$(3,280)	$(2,627)	$(1,490)
Capital gains distributions received	24,120	11,046	—	—	6,468
Net realized gain (loss) on shares redeemed	15,031	2,620	11,857	5,209	3,009
Net change in unrealized appreciation (depreciation) on investments	28,226	6,347	51,961	52,312	8,121
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	60,688	18,018	60,538	54,894	16,108

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(22,982)	(1,838)	(6,633)	—	(3,558)
Net transfers between other subaccounts
or fixed rate option	13,925	10,816	(11,898)	(8,342)	5,717
Miscellaneous transactions	—	—	—	—	—
Other charges	(3,585)	(1,244)	(2,221)	(1,491)	(774)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(12,642)	7,734	(20,752)	(9,833)	1,385

TOTAL INCREASE (DECREASE) IN NET ASSETS	48,046	25,752	39,786	45,061	17,493

NET ASSETS
Beginning of period	408,033	111,529	231,965	151,362	86,840
End of period	$456,079	$137,281	$271,751	$196,423	$104,333

Beginning units	16,987	4,434	12,031	10,418	3,255
Units issued	1,465	714	1,301	1,192	596
Units redeemed	(1,895)	(407)	(2,195)	(1,599)	(559)
Ending units	16,557	4,741	11,137	10,011	3,292
The accompanying notes are an integral part of these financial statements.
A92

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	ProFund VP Small-Cap Value	ProFund VP Telecommunications	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(3,225)	$(107)	$34	$(4,235)	$(1,439)
Capital gains distributions received	—	—	—	37,265	—
Net realized gain (loss) on shares redeemed	12,933	312	(2,556)	10,492	2,950
Net change in unrealized appreciation (depreciation) on investments	42,639	3,879	28,145	25,535	44,111
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	52,347	4,084	25,623	69,057	45,622

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(5,513)	—	(3,474)	(11,958)	(2,733)
Net transfers between other subaccounts
or fixed rate option	(13,090)	(1,274)	(3,269)	(19,824)	(2,193)
Miscellaneous transactions	—	—	—	—	—
Other charges	(1,912)	(259)	(1,695)	(2,803)	(2,179)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(20,515)	(1,533)	(8,438)	(34,585)	(7,105)

TOTAL INCREASE (DECREASE) IN NET ASSETS	31,832	2,551	17,185	34,472	38,517

NET ASSETS
Beginning of period	196,347	25,131	191,183	256,168	217,014
End of period	$228,179	$27,682	$208,368	$290,640	$255,531

Beginning units	9,974	2,046	10,928	8,034	13,011
Units issued	1,576	34	1,112	226	736
Units redeemed	(2,393)	(148)	(1,565)	(1,124)	(1,083)
Ending units	9,157	1,932	10,475	7,136	12,664

The accompanying notes are an integral part of these financial statements.
A93

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST Jennison Large-Cap Growth Portfolio	Allspring VT International Equity Fund (Class 1)	Allspring VT Omega Growth Fund (Class 1)	AST Bond Portfolio 2022	AST Quantitative Modeling Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(587,690)	$(97)	$(11,810)	$(110,969)	$(581,925)
Capital gains distributions received	—	—	72,684	—	—
Net realized gain (loss) on shares redeemed	6,323,688	(1,582)	65,610	45,334	3,192,533
Net change in unrealized appreciation (depreciation) on investments	1,266,787	3,066	(36,628)	(102,416)	9,518,372
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	7,002,785	1,387	89,856	(168,051)	12,128,980

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,227,926	—	—	—	8,632,964
Annuity payments	(896)	—	—	—	—
Surrenders, withdrawals and death benefits	(3,455,897)	(705)	(143,700)	(1,257,611)	(4,448,905)
Net transfers between other subaccounts
or fixed rate option	247,123	(4,136)	—	7,508,859	(1,737,334)
Miscellaneous transactions	19,545	—	(25)	—	(6,088)
Other charges	(346,524)	(26)	—	(752)	(383,247)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,308,723)	(4,867)	(143,725)	6,250,496	2,057,390

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,694,062	(3,480)	(53,869)	6,082,445	14,186,370

NET ASSETS
Beginning of period	48,527,289	21,509	688,610	2,327,866	81,045,515
End of period	$53,221,351	$18,029	$634,741	$8,410,311	$95,231,885

Beginning units	1,206,007	1,191	91,466	190,309	4,800,421
Units issued	342,238	—	—	684,931	770,462
Units redeemed	(365,142)	(245)	(17,090)	(170,953)	(471,095)
Ending units	1,183,103	946	74,376	704,287	5,099,788
The accompanying notes are an integral part of these financial statements.
A94

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST BlackRock Global Strategies Portfolio	Allspring VT Opportunity Fund (Class 1)	AST Prudential Core Bond Portfolio	AST Bond Portfolio 2023	AST MFS Growth Allocation Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(2,290,493)	$(2,225)	$(447,012)	$(11,078)	$(1,290,125)
Capital gains distributions received	—	7,734	—	—	—
Net realized gain (loss) on shares redeemed	8,366,874	12,873	740,698	5,753	4,687,507
Net change in unrealized appreciation (depreciation) on investments	8,703,823	13,287	(1,382,291)	(14,315)	7,419,802
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	14,780,204	31,669	(1,088,605)	(19,640)	10,817,184

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	155,206	—	1,441,666	—	224,255
Annuity payments	(157,367)	—	(21,750)	—	(25,805)
Surrenders, withdrawals and death benefits	(10,739,250)	(32,020)	(4,070,592)	—	(6,457,060)
Net transfers between other subaccounts
or fixed rate option	(184,849)	—	2,012,443	(40,445)	2,656,150
Miscellaneous transactions	(7,325)	—	922	2	11,875
Other charges	(1,667,784)	(12)	(303,381)	(233)	(1,009,079)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(12,601,369)	(32,032)	(940,692)	(40,676)	(4,599,664)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,178,835	(363)	(2,029,297)	(60,316)	6,217,520

NET ASSETS
Beginning of period	151,787,342	147,051	44,783,920	538,986	84,183,518
End of period	$153,966,177	$146,688	$42,754,623	$478,670	$90,401,038

Beginning units	10,815,664	4,862	3,603,781	50,910	5,116,834
Units issued	1,019,929	—	894,956	2,001	591,565
Units redeemed	(1,907,793)	(919)	(971,043)	(5,862)	(867,015)
Ending units	9,927,800	3,943	3,527,694	47,049	4,841,384
The accompanying notes are an integral part of these financial statements.
A95

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio	AST Bond Portfolio 2024	AST ClearBridge Dividend Growth Portfolio	AST Multi-Sector Fixed Income Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(9,753)	$(303,591)	$(1,133)	$(256,690)	$(44,219,948)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	25,150	1,947,409	10,642	1,530,127	49,751,034
Net change in unrealized appreciation (depreciation) on investments	(70,286)	4,021,782	(12,005)	3,286,760	(61,712,826)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(54,889)	5,665,600	(2,496)	4,560,197	(56,181,740)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	370,525	1,729,398	—	246,937	464,385
Annuity payments	—	—	—	(13,955)	(816,965)
Surrenders, withdrawals and death benefits	(153,216)	(2,577,601)	(2,420)	(1,469,469)	(154,075,280)
Net transfers between other subaccounts
or fixed rate option	89,022	796,244	(237,432)	479,884	—
Miscellaneous transactions	104	(3,406)	(2)	(1,131)	5,196
Other charges	(6,576)	(192,871)	—	(158,828)	(271,627)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	299,859	(248,236)	(239,854)	(916,562)	(154,694,291)

TOTAL INCREASE (DECREASE) IN NET ASSETS	244,970	5,417,364	(242,350)	3,643,635	(210,876,031)

NET ASSETS
Beginning of period	1,344,252	23,229,354	242,350	19,093,925	2,445,519,290
End of period	$1,589,222	$28,646,718	$—	$22,737,560	$2,234,643,259

Beginning units	109,805	1,175,516	22,282	971,933	182,478,928
Units issued	49,256	433,608	1,946	216,087	509,369
Units redeemed	(21,560)	(384,177)	(24,228)	(254,688)	(12,361,022)
Ending units	137,501	1,224,947	—	933,332	170,627,275
The accompanying notes are an integral part of these financial statements.
A96

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST Large-Cap Core Portfolio	AST Bond Portfolio 2025	AST T. Rowe Price Growth Opportunities Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio	AST Prudential Flexible Multi-Strategy Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(126,256)	$(1,411)	$(4,288,567)	$(112,807)	$(139,514)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	268,568	4,340	7,281,123	543,816	721,973
Net change in unrealized appreciation (depreciation) on investments	2,945,096	(8,473)	35,118,829	1,661,466	2,186,902
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	3,087,408	(5,544)	38,111,385	2,092,475	2,769,361

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	456,893	—	563,979	682,033	998,625
Annuity payments	—	—	—	—	(17,226)
Surrenders, withdrawals and death benefits	(638,584)	—	(8,228,693)	(990,877)	(1,659,979)
Net transfers between other subaccounts
or fixed rate option	33,734,608	(53,617)	(6,096,722)	(281,653)	(574,793)
Miscellaneous transactions	(5,516)	6	(5,827)	474	(42)
Other charges	(78,790)	(2)	(3,564,861)	(86,505)	(114,111)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	33,468,611	(53,613)	(17,332,124)	(676,528)	(1,367,526)

TOTAL INCREASE (DECREASE) IN NET ASSETS	36,556,019	(59,157)	20,779,261	1,415,947	1,401,835

NET ASSETS
Beginning of period	4,939,712	221,952	278,302,744	17,221,255	22,539,749
End of period	$41,495,731	$162,795	$299,082,005	$18,637,202	$23,941,584

Beginning units	266,663	17,344	17,091,326	1,069,488	1,588,378
Units issued	1,442,830	13,466	140,961	53,307	101,773
Units redeemed	(111,958)	(17,345)	(1,127,000)	(85,101)	(177,104)
Ending units	1,597,535	13,465	16,105,287	1,037,694	1,513,047
The accompanying notes are an integral part of these financial statements.
A97

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST Franklin 85/15 Diversified Allocation Portfolio	AST Bond Portfolio 2026	AST Global Bond Portfolio	AST QMA International Core Equity Portfolio	BlackRock Global Allocation V.I. Fund (Class III)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(895,823)	$(18,012)	$(242,312)	$(11,288)	$19,983
Capital gains distributions received	—	—	—	—	1,453,442
Net realized gain (loss) on shares redeemed	1,748,272	56,096	(5,058)	35,718	60,092
Net change in unrealized appreciation (depreciation) on investments	9,640,072	(95,042)	(338,303)	157,003	(1,077,339)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	10,492,521	(56,958)	(585,673)	181,433	456,178

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	48,687	—	1,149,367	206,531	696,895
Annuity payments	—	—	(6,134)	(18,113)	—
Surrenders, withdrawals and death benefits	(2,183,925)	(41,823)	(1,337,002)	(94,436)	(265,294)
Net transfers between other subaccounts
or fixed rate option	293,917	(901,421)	1,553,154	407,170	106,719
Miscellaneous transactions	(4,516)	(17)	1,391	70	446
Other charges	(743,227)	(63)	(173,335)	(8,817)	(39,505)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,589,064)	(943,324)	1,187,441	492,405	499,261

TOTAL INCREASE (DECREASE) IN NET ASSETS	7,903,457	(1,000,282)	601,768	673,838	955,439

NET ASSETS
Beginning of period	55,185,517	1,425,981	24,090,348	1,362,323	7,827,553
End of period	$63,088,974	$425,699	$24,692,116	$2,036,161	$8,782,992

Beginning units	4,164,590	125,920	2,227,905	113,498	533,059
Units issued	195,587	15,695	455,109	55,299	67,061
Units redeemed	(364,054)	(101,523)	(336,425)	(15,222)	(26,961)
Ending units	3,996,123	40,092	2,346,589	153,575	573,159
The accompanying notes are an integral part of these financial statements.
A98

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	JPMorgan Insurance Trust Income Builder Portfolio (Class 2)	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028	AST Bond Portfolio 2029
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$66,189	$(25,290)	$(2,669)	$(50,848)	$—
Capital gains distributions received	10,898	—	—	—	—
Net realized gain (loss) on shares redeemed	12,415	8,542	17,761	(4,263)	—
Net change in unrealized appreciation (depreciation) on investments	132,411	(63,960)	(52,198)	(41,905)	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	221,913	(80,708)	(37,106)	(97,016)	—

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	659,243	—	237	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(80,249)	(200,022)	(20,657)	(69,902)	—
Net transfers between other subaccounts
or fixed rate option	48,721	(284,231)	21,199	5,272,995	—
Miscellaneous transactions	5	(365)	(1)	41	—
Other charges	(16,276)	(405)	(877)	(42)	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	611,444	(485,023)	(99)	5,203,092	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	833,357	(565,731)	(37,205)	5,106,076	—

NET ASSETS
Beginning of period	2,647,241	1,648,861	383,643	—	—
End of period	$3,480,598	$1,083,130	$346,438	$5,106,076	$—

Beginning units	208,101	143,889	26,176	—	—
Units issued	63,774	49,274	5,782	538,914	—
Units redeemed	(8,606)	(92,043)	(5,969)	(76,935)	—
Ending units	263,269	101,120	25,989	461,979	—
The accompanying notes are an integral part of these financial statements.
A99

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST American Funds Growth Allocation Portfolio	AST Bond Portfolio 2030	AST BlackRock 80/20 Target Allocation ETF Portfolio	AST BlackRock 60/40 Target Allocation ETF Portfolio	AST Bond Portfolio 2031
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(1,416,807)	$(131,392)	$(648,781)	$(429,526)	$(253,746)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1,673,244	34,946	693,940	263,825	(347,637)
Net change in unrealized appreciation (depreciation) on investments	12,059,851	(452,593)	5,886,316	2,974,418	10,252
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	12,316,288	(549,039)	5,931,475	2,808,717	(591,131)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	94,000	—	85,496	44,248	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(1,108,102)	(364,090)	(369,491)	(293,201)	(1,415,559)
Net transfers between other subaccounts
or fixed rate option	(1,077,909)	(5,384,932)	(702,545)	149,751	2,664,527
Miscellaneous transactions	810	(10)	(127)	140	1,139
Other charges	(1,191,666)	(1,198)	(534,157)	(314,897)	(4,450)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(3,282,867)	(5,750,230)	(1,520,824)	(413,959)	1,245,657

TOTAL INCREASE (DECREASE) IN NET ASSETS	9,033,421	(6,299,269)	4,410,651	2,394,758	654,526

NET ASSETS
Beginning of period	95,070,192	9,566,107	42,221,376	28,276,653	10,389,075
End of period	$104,103,613	$3,266,838	$46,632,027	$30,671,411	$11,043,601

Beginning units	6,928,435	759,266	2,971,037	2,107,735	936,440
Units issued	71,928	132,975	25,359	23,785	1,389,181
Units redeemed	(294,175)	(616,595)	(126,114)	(52,813)	(1,258,570)
Ending units	6,706,188	275,646	2,870,282	2,078,707	1,067,051
The accompanying notes are an integral part of these financial statements.
A100

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	MFS® International Growth Portfolio (Service Class)	MFS® Massachusetts Investors Growth Stock Portfolio (Service Class)	MFS® Technology Portfolio (Service Class)	MFS® Mid Cap Growth Series (Service Class)	MFS® New Discovery Series (Service Class)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(405)	$(463)	$(14,800)	$(4,657)	$(1,906)
Capital gains distributions received	16,129	14,489	151,465	206,066	58,092
Net realized gain (loss) on shares redeemed	10,620	260	82,151	2,621	26,983
Net change in unrealized appreciation (depreciation) on investments	(211)	7,293	68,334	(86,043)	(88,991)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	26,133	21,579	287,150	117,987	(5,822)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	335,921	61,210	1,612,913	360,139	311,410
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(3,532)	—	(115,696)	(11,314)	(7,282)
Net transfers between other subaccounts
or fixed rate option	31,316	(1,249)	343,585	196,310	(51,322)
Miscellaneous transactions	158	—	511	210	(737)
Other charges	(1,517)	(411)	(11,388)	(3,850)	(1,518)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	362,346	59,550	1,829,925	541,495	250,551

TOTAL INCREASE (DECREASE) IN NET ASSETS	388,479	81,129	2,117,075	659,482	244,729

NET ASSETS
Beginning of period	216,140	56,355	1,505,662	442,517	207,358
End of period	$604,619	$137,484	$3,622,737	$1,101,999	$452,087

Beginning units	16,037	4,158	103,041	29,936	12,396
Units issued	36,802	4,076	176,901	41,532	29,479
Units redeemed	(11,470)	(121)	(60,189)	(5,661)	(15,130)
Ending units	41,369	8,113	219,753	65,807	26,745
The accompanying notes are an integral part of these financial statements.
A101

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	MFS® Research Series (Service Class)	MFS® Total Return Bond Series (Service Class)	MFS® Total Return Series (Service Class)	MFS® Utilities Series (Service Class)	American Funds IS Asset Allocation Fund (Class 4)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(278)	$48,815	$8,618	$13,221	$22,936
Capital gains distributions received	8,042	187	39,890	44,124	51,500
Net realized gain (loss) on shares redeemed	1,420	(8,934)	1,997	3,635	6,806
Net change in unrealized appreciation (depreciation) on investments	19,540	(83,714)	36,901	108,341	137,516
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	28,724	(43,646)	87,406	169,321	218,758

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,729	2,302,642	322,631	1,030,857	1,432,852
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(2,345)	(53,167)	(14,758)	(21,861)	(16,585)
Net transfers between other subaccounts
or fixed rate option	16	(690,044)	137,760	29,607	410,740
Miscellaneous transactions	—	(71)	(9)	34	(130)
Other charges	(615)	(10,938)	(3,784)	(4,929)	(8,687)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(215)	1,548,422	441,840	1,033,708	1,818,190

TOTAL INCREASE (DECREASE) IN NET ASSETS	28,509	1,504,776	529,246	1,203,029	2,036,948

NET ASSETS
Beginning of period	122,177	1,813,686	517,988	703,006	863,601
End of period	$150,686	$3,318,462	$1,047,234	$1,906,035	$2,900,549

Beginning units	9,411	168,993	43,182	57,842	79,392
Units issued	934	252,830	35,567	84,627	161,803
Units redeemed	(973)	(107,695)	(1,640)	(3,940)	(7,657)
Ending units	9,372	314,128	77,109	138,529	233,538

The accompanying notes are an integral part of these financial statements.
A102

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	American Funds IS Washington Mutual Investors Fund℠ (Class 4)	American Funds IS The Bond Fund of America® (Class 4)	American Funds IS Capital World Growth and Income Fund® (Class 4)	American Funds IS Global Small Capitalization Fund (Class 4)	American Funds IS Growth Fund (Class 4)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$12,045	$14,439	$5,628	$(922)	$(18,840)
Capital gains distributions received	—	25,743	8,704	4,555	425,229
Net realized gain (loss) on shares redeemed	4,719	(3,168)	5,141	490	22,357
Net change in unrealized appreciation (depreciation) on investments	181,129	(43,187)	15,678	(480)	202,214
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	197,893	(6,173)	35,151	3,643	630,960

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,108,839	1,156,181	326,526	87,674	2,017,477
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(15,786)	(15,015)	(433)	(2,048)	(37,221)
Net transfers between other subaccounts
or fixed rate option	135,518	537,410	143,649	126,639	599,304
Miscellaneous transactions	(208)	722	46	84	(4,022)
Other charges	(3,832)	(3,737)	(1,582)	(729)	(16,354)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,224,531	1,675,561	468,206	211,620	2,559,184

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,422,424	1,669,388	503,357	215,263	3,190,144

NET ASSETS
Beginning of period	246,199	246,685	55,275	40,117	1,917,701
End of period	$1,668,623	$1,916,073	$558,632	$255,380	$5,107,845

Beginning units	22,137	24,352	4,869	3,223	156,674
Units issued	100,287	188,264	41,501	16,742	220,427
Units redeemed	(4,094)	(21,333)	(3,136)	(600)	(32,251)
Ending units	118,330	191,283	43,234	19,365	344,850

The accompanying notes are an integral part of these financial statements.
A103

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	American Funds IS Growth-Income Fund (Class 4)	American Funds IS International Fund (Class 4)	American Funds IS New World Fund® (Class 4)	BlackRock Advantage Large Cap Core V.I. Fund (Class III)	BlackRock Advantage Large Cap Value V.I. Fund (Class III)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$4,508	$3,587	$1,477	$(2,013)	$9,704
Capital gains distributions received	7,695	—	15,771	251,819	156,233
Net realized gain (loss) on shares redeemed	6,373	145	2,713	13,466	3,431
Net change in unrealized appreciation (depreciation) on investments	141,157	(9,656)	(17,107)	(173,442)	(106,881)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	159,733	(5,924)	2,854	89,830	62,487

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	556,486	137,979	508,702	290,774	745,414
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(16,098)	(792)	(11,329)	(9,675)	(12,010)
Net transfers between other subaccounts
or fixed rate option	143,757	9,445	5,726	79,746	168,206
Miscellaneous transactions	647	4	303	311	112
Other charges	(3,821)	(445)	(2,177)	(2,111)	(1,706)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	680,971	146,191	501,225	359,045	900,016

TOTAL INCREASE (DECREASE) IN NET ASSETS	840,704	140,267	504,079	448,875	962,503

NET ASSETS
Beginning of period	348,887	35,992	248,718	191,104	35,886
End of period	$1,189,591	$176,259	$752,797	$639,979	$998,389

Beginning units	31,538	3,003	20,854	17,016	3,189
Units issued	60,867	12,308	45,251	46,043	75,920
Units redeemed	(5,048)	(268)	(5,449)	(18,296)	(8,514)
Ending units	87,357	15,043	60,656	44,763	70,595

The accompanying notes are an integral part of these financial statements.
A104

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	BlackRock Capital Appreciation V.I. Fund (Class III)	BlackRock Equity Dividend V.I. Fund (Class III)	BlackRock Large Cap Focus Growth V.I. Fund (Class III)	Fidelity® VIP Balanced Portfolio (Service Class 2)	Fidelity® VIP Contrafund® Portfolio (Service Class 2)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(2,279)	$5,708	$(3,209)	$9,741	$(21,292)
Capital gains distributions received	110,121	135,609	228,061	201,695	510,289
Net realized gain (loss) on shares redeemed	(569)	5,661	16,971	10,467	36,311
Net change in unrealized appreciation (depreciation) on investments	(42,443)	(71,563)	(151,821)	225,067	353,447
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	64,830	75,415	90,002	446,970	878,755

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	350,309	373,080	1,444,125	2,090,302	1,841,974
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(14,019)	(12,853)	(71,018)	(19,494)	(150,357)
Net transfers between other subaccounts
or fixed rate option	47,390	544,583	120,941	628,248	256,084
Miscellaneous transactions	(151)	897	1,273	1,506	(333)
Other charges	(1,880)	(3,291)	(2,309)	(12,988)	(17,405)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	381,649	902,416	1,493,012	2,687,574	1,929,963

TOTAL INCREASE (DECREASE) IN NET ASSETS	446,479	977,831	1,583,014	3,134,544	2,808,718

NET ASSETS
Beginning of period	143,393	174,113	212,074	1,553,920	2,198,712
End of period	$589,872	$1,151,944	$1,795,088	$4,688,464	$5,007,430

Beginning units	12,364	15,451	18,598	139,140	200,150
Units issued	36,560	90,518	148,929	226,686	205,275
Units redeemed	(6,620)	(20,557)	(33,224)	(8,042)	(45,866)
Ending units	42,304	85,412	134,303	357,784	359,559

The accompanying notes are an integral part of these financial statements.
A105

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	Fidelity® VIP Growth Opportunities Portfolio (Service Class 2)	Fidelity® VIP Health Care Portfolio (Service Class 2)	BlackRock Basic Value V.I. Fund (Class III)	AST Bond Portfolio 2032	PSF Global Portfolio (Class III)
	1/1/2021	1/1/2021	1/1/2021	1/4/2021*	4/26/2021*
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(12,200)	$(14,996)	$1,788	$(30,182)	$(14)
Capital gains distributions received	139,127	130,718	35,275	—	—
Net realized gain (loss) on shares redeemed	121,895	(642)	11,900	8,468	(12)
Net change in unrealized appreciation (depreciation) on investments	(93,594)	130,448	(24,222)	23,319	132
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	155,228	245,528	24,741	1,605	106

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,894,193	1,525,637	97,912	—	17,353
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(267,591)	(53,840)	—	(92,134)	(1,501)
Net transfers between other subaccounts
or fixed rate option	(177,982)	248,900	66,518	5,861,171	—
Miscellaneous transactions	1,849	1,755	—	—	(106)
Other charges	(9,375)	(12,491)	(768)	(15)	(6)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,441,094	1,709,961	163,662	5,769,022	15,740

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,596,322	1,955,489	188,403	5,770,627	15,846

NET ASSETS
Beginning of period	1,388,804	1,640,071	59,877	—	—
End of period	$2,985,126	$3,595,560	$248,280	$5,770,627	$15,846

Beginning units	112,248	150,518	5,206	—	—
Units issued	259,809	172,577	23,443	769,895	1,637
Units redeemed	-154838	(25,264)	(10,773)	(148,454)	(148)
Ending units	217,219	297,831	17,876	621,441	1,489

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A106

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	PSF Mid-Cap Growth Portfolio (Class III)	PSF Natural Resources Portfolio (Class III)	PSF PGIM 50/50 Balanced Portfolio (Class III)	PSF PGIM Flexible Managed Portfolio (Class III)	PSF PGIM Government Income Portfolio (Class III)
	4/26/2021*	4/26/2021*	4/26/2021*	4/26/2021*	4/26/2021*
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(524)	$(454)	$(1,041)	$(492)	$(170)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	2,450	(114)	557	492	(349)
Net change in unrealized appreciation (depreciation) on investments	824	8,211	20,444	10,066	(1,067)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	2,750	7,643	19,960	10,066	(1,586)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	274,729	238,984	822,524	400,761	73,729
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	—	(1,143)	(14,849)	(3,363)	(24,543)
Net transfers between other subaccounts
or fixed rate option	(4,364)	76,002	(3,197)	(197)	46,801
Miscellaneous transactions	(2,156)	11	53	(339)	(12)
Other charges	(317)	(317)	(514)	(207)	(88)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	267,892	313,537	804,017	396,655	95,887

TOTAL INCREASE (DECREASE) IN NET ASSETS	270,642	321,180	823,977	406,721	94,301

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$270,642	$321,180	$823,977	$406,721	$94,301

Beginning units	—	—	—	—	—
Units issued	37,630	33,103	84,694	40,667	12,044
Units redeemed	(11,204)	(3,884)	(7,945)	(2,938)	(2,485)
Ending units	26,426	29,219	76,749	37,729	9,559

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A107

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	PSF PGIM High Yield Bond Portfolio (Class III)	PSF PGIM Jennison Blend Portfolio (Class III)	PSF PGIM Jennison Focused Blend Portfolio (Class III)	PSF PGIM Jennison Growth Portfolio (Class III)	PSF PGIM Jennison Value Portfolio (Class III)
	4/26/2021*	4/26/2021*	4/26/2021*	4/26/2021*	4/26/2021*
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(2,571)	$(259)	$(13)	$(1,697)	$(427)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	320	27	3	1,072	121
Net change in unrealized appreciation (depreciation) on investments	20,895	6,954	(299)	13,424	13,741
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	18,644	6,722	(309)	12,799	13,435

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	996,354	168,432	11,637	877,027	153,808
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(7,593)	(112)	—	(1,215)	(1,828)
Net transfers between other subaccounts
or fixed rate option	412,627	—	—	116,013	69,897
Miscellaneous transactions	31	(123)	(31)	137	(22)
Other charges	(1,917)	(179)	(2)	(1,154)	(291)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,399,502	168,018	11,604	990,808	221,564

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,418,146	174,740	11,295	1,003,607	234,999

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$1,418,146	$174,740	$11,295	$1,003,607	$234,999

Beginning units	—	—	—	—	—
Units issued	139,842	15,740	1,064	96,092	21,489
Units redeemed	(2,834)	(31)	(6)	(5,345)	(272)
Ending units	137,008	15,709	1,058	90,747	21,217

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A108

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	PSF PGIM Total Return Bond Portfolio (Class III)	PSF Small-Cap Stock Index Portfolio (Class III)	PSF Stock Index Portfolio (Class III)	MFS® Investors Trust Series (Service Class)	MFS® International Intrinsic Value Portfolio (Initial Class)
	4/26/2021*	4/26/2021*	4/26/2021*	1/1/2021***	1/1/2021***
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(2,180)	$(2,350)	$(9,319)	$11	$13
Capital gains distributions received	—	—	—	646	279
Net realized gain (loss) on shares redeemed	(91)	474	4,785	2	57
Net change in unrealized appreciation (depreciation) on investments	3,591	37,479	419,480	1,107	758
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,320	35,603	414,946	1,766	1,107

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,487,991	1,125,868	3,741,505	9,488	45,579
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(1,957)	(4,732)	(12,080)	—	(2,075)
Net transfers between other subaccounts
or fixed rate option	74,139	70,730	772,230	38,250	—
Miscellaneous transactions	64	474	277	—	—
Other charges	(1,197)	(1,478)	(5,589)	(41)	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,559,040	1,190,862	4,496,343	47,697	43,504

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,560,360	1,226,465	4,911,289	49,463	44,611

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$1,560,360	$1,226,465	$4,911,289	$49,463	$44,611

Beginning units	—	—	—	—	—
Units issued	159,103	123,518	436,146	3,020	3,559
Units redeemed	(5,375)	(5,532)	(6,144)	(3)	(159)
Ending units	153,728	117,986	430,002	3,017	3,400

*Date subaccount became available for investment.
***Subaccount became available for investment prior to 2021 but had no activity until 2021.

The accompanying notes are an integral part of these financial statements.
A109

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	MFS® Mid Cap Growth Series (Initial Class)	Western Asset Core Plus VIT Portfolio (Class I)	ClearBridge Variable Small Cap Growth Portfolio (Class I)	ClearBridge Variable Large Cap Growth Portfolio (Class I)	Fidelity® VIP International Capital Appreciation Portfolio (Initial Class)
	1/1/2021***	1/1/2021***	1/1/2021***	1/1/2021***	1/1/2021***
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(29)	$661	$(60)	$(147)	$(24)
Capital gains distributions received	3,500	—	2,729	3,879	296
Net realized gain (loss) on shares redeemed	(377)	10	74	10	173
Net change in unrealized appreciation (depreciation) on investments	(1,452)	(1,045)	(944)	4,158	883
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,642	(374)	1,799	7,900	1,328

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	17,342	34,685	55,040	56,772	45,579
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(3,546)	(6,535)	(1,742)	—	(2,129)
Net transfers between other subaccounts
or fixed rate option	—	—	—	—	—
Miscellaneous transactions	—	—	—	—	—
Other charges	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	13,796	28,150	53,298	56,772	43,450

TOTAL INCREASE (DECREASE) IN NET ASSETS	15,438	27,776	55,097	64,672	44,778

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$15,438	$27,776	$55,097	$64,672	$44,778

Beginning units	—	—	—	—	—
Units issued	1,313	3,300	3,720	4,321	3,540
Units redeemed	(247)	(621)	(113)	—	(159)
Ending units	1,066	2,679	3,607	4,321	3,381

***Subaccount became available for investment prior to 2021 but had no activity until 2021.

The accompanying notes are an integral part of these financial statements.
A110

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	Fidelity® VIP Mid Cap Portfolio (Initial Class)	Fidelity® VIP Emerging Markets Portfolio (Initial Class)	DFA VA U.S. Targeted Value Portfolio	BlackRock Large Cap Focus Growth V.I. Fund (Class I)	American Funds IS U.S. Government Securities Fund® (Class 1)
	1/1/2021***	1/1/2021***	1/1/2021***	1/1/2021***	1/1/2021***
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$228	$1,582	$50	$(677)	$1,207
Capital gains distributions received	10,840	6,579	434	46,240	10,166
Net realized gain (loss) on shares redeemed	122	(113)	87	750	(190)
Net change in unrealized appreciation (depreciation) on investments	(5,104)	(13,627)	1,608	(21,524)	(9,930)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	6,086	(5,579)	2,179	24,789	1,253

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	69,956	98,727	47,136	334,502	116,594
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(1,200)	(2,770)	(1,387)	(7,858)	(2,008)
Net transfers between other subaccounts
or fixed rate option	(1,018)	2,542	—	(5,159)	2,061
Miscellaneous transactions	2	1	—	5	—
Other charges	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	67,740	98,500	45,749	321,490	116,647

TOTAL INCREASE (DECREASE) IN NET ASSETS	73,826	92,921	47,928	346,279	117,900

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$73,826	$92,921	$47,928	$346,279	$117,900

Beginning units	—	—	—	—	—
Units issued	5,339	7,404	3,313	23,441	11,273
Units redeemed	(229)	(207)	(101)	(886)	(196)
Ending units	5,110	7,197	3,212	22,555	11,077

***Subaccount became available for investment prior to 2021 but had no activity until 2021.

The accompanying notes are an integral part of these financial statements.
A111

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	American Funds IS The Bond Fund of America® (Class 1)	Vanguard International Portfolio	Vanguard Diversified Value Portfolio	Vanguard Total International Stock Market Index Portfolio	Vanguard Mid-Cap Index Portfolio
	1/1/2021***	1/1/2021***	1/1/2021***	1/1/2021***	1/1/2021***
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$146	$(1,077)	$(1,155)	$(107)	$(116)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(1)	(85)	486	(1)	4
Net change in unrealized appreciation (depreciation) on investments	(270)	(12,478)	23,251	(355)	4,306
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(125)	(13,640)	22,582	(463)	4,194

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	17,342	209,869	213,194	24,330	136,818
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(3,259)	(3,505)	(3,543)	—	—
Net transfers between other subaccounts
or fixed rate option	—	3,146	(3,211)	—	—
Miscellaneous transactions	—	(1)	2	—	—
Other charges	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	14,083	209,509	206,442	24,330	136,818

TOTAL INCREASE (DECREASE) IN NET ASSETS	13,958	195,869	229,024	23,867	141,012

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$13,958	$195,869	$229,024	$23,867	$141,012

Beginning units	—	—	—	—	—
Units issued	1,628	13,428	16,645	1,968	10,063
Units redeemed	(307)	(229)	(507)	—	—
Ending units	1,321	13,199	16,138	1,968	10,063

***Subaccount became available for investment prior to 2021 but had no activity until 2021.

The accompanying notes are an integral part of these financial statements.
A112

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	Vanguard Equity Index Portfolio	MFS® Total Return Bond Series (Initial Class)	Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)	MFS® New Discovery Series (Initial Class)	ClearBridge Variable Dividend Strategy Portfolio (Class I)
	1/1/2021***	1/1/2021***	1/1/2021***	1/1/2021***	1/1/2021***
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(231)	$435	$1,615	$(163)	$151
Capital gains distributions received	—	1	1,921	9,028	1,333
Net realized gain (loss) on shares redeemed	16	(88)	27	(66)	172
Net change in unrealized appreciation (depreciation) on investments	6,868	(499)	(2,225)	(10,563)	2,723
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	6,653	(151)	1,338	(1,764)	4,379

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	48,660	17,342	116,594	58,297	141,408
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	—	(3,261)	(2,013)	(1,005)	(4,084)
Net transfers between other subaccounts
or fixed rate option	—	—	1,991	(911)	—
Miscellaneous transactions	—	—	—	1	—
Other charges	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	48,660	14,081	116,572	56,382	137,324

TOTAL INCREASE (DECREASE) IN NET ASSETS	55,313	13,930	117,910	54,618	141,703

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$55,313	$13,930	$117,910	$54,618	$141,703

Beginning units	—	—	—	—	—
Units issued	3,823	1,651	11,409	4,007	10,941
Units redeemed	—	(311)	(210)	(139)	(330)
Ending units	3,823	1,340	11,199	3,868	10,611

***Subaccount became available for investment prior to 2021 but had no activity until 2021.
The accompanying notes are an integral part of these financial statements.
A113

NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
December 31, 2022

Note 1:    General

Pruco Life of New Jersey Flexible Premium Variable Annuity Account (the “Account”) was established under the laws of the State of New Jersey on May 20, 1996 as a separate investment account of Pruco Life Insurance Company of New Jersey (“Pruco Life of New Jersey”), which is a wholly-owned subsidiary of Pruco Life Insurance Company (an Arizona domiciled company), which in turn is wholly-owned by The Prudential Insurance Company of America (“Prudential”). Prudential is a wholly-owned subsidiary of Prudential Financial, Inc. (“Prudential Financial”). Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Pruco Life of New Jersey. Proceeds from purchases of the variable annuity contracts listed below (individually, a “contract” or “product” and collectively, the “contracts” or “products”) are invested in the Account. The portion of the Account’s assets applicable to the contracts is not chargeable with liabilities arising out of any other business Pruco Life of New Jersey may conduct.

Discovery Choice	Prudential Premier Variable Annuity Bb Series
Discovery Select	Strategic Partners Advisor
Prudential Defined Income Annuity	Strategic Partners FlexElite
Prudential MyRock Advisor New York Variable Annuity	Strategic Partners FlexElite 2
Prudential Premier Advisor Variable Annuity Series	Strategic Partners Plus
Prudential Premier Investment Variable Annuity B, C Series	Strategic Partners Plus 3
Prudential Premier Retirement Variable Annuity	Strategic Partners Select
Prudential Premier Retirement Variable Annuity X, B, L, C Series	Strategic Partners Variable Annuity One
Prudential Premier Variable Annuity B, L, X Series	Strategic Partners Variable Annuity One 3
The Account is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is a funding vehicle for the contracts. The contracts offer the option to invest in various subaccounts listed below, each of which invests in a corresponding portfolio of either The Prudential Series Fund, the Advanced Series Trust or one of the non-Prudential administered funds (collectively, the “Portfolios”). Investment options vary by contract.

The corresponding subaccount names are as follows:

PSF PGIM Government Money Market Portfolio (Class I)
PSF PGIM Total Return Bond Portfolio (Class I)
PSF PGIM Jennison Blend Portfolio (Class I)
PSF PGIM Jennison Value Portfolio (Class I)
PSF PGIM High Yield Bond Portfolio (Class I)
PSF Stock Index Portfolio (Class I)
PSF Global Portfolio (Class I)
PSF PGIM Jennison Growth Portfolio (Class I)
PSF Small-Cap Stock Index Portfolio (Class I)
T. Rowe Price International Stock Portfolio
T. Rowe Price Equity Income Portfolio (Equity Income Portfolio Class)
Invesco V.I. Core Equity Fund (Series I)
Janus Henderson VIT Research Portfolio (Institutional Shares)
Janus Henderson VIT Overseas Portfolio (Institutional Shares)
MFS® Research Series (Initial Class)
MFS® Growth Series (Initial Class)
American Century VP Value Fund (Class I)
Franklin Small-Mid Cap Growth VIP Fund (Class 2)
PSF PGIM Jennison Focused Blend Portfolio (Class I)
Davis Value Portfolio
A114

Note 1:    General (continued)

AB VPS Large Cap Growth Portfolio (Class B)
PSF Small-Cap Value Portfolio (Class I)
Janus Henderson VIT Research Portfolio (Service Shares)
PSF Mid-Cap Growth Portfolio (Class I)
PSF International Growth Portfolio (Class I)
AST Cohen & Steers Realty Portfolio
AST J.P. Morgan Tactical Preservation Portfolio
AST T. Rowe Price Large-Cap Value Portfolio*
AST High Yield Portfolio
AST Small-Cap Growth Opportunities Portfolio*
AST Small-Cap Value Portfolio
AST Mid-Cap Growth Portfolio
AST Large-Cap Value Portfolio (formerly AST Hotchkis & Wiley Large-Cap Value Portfolio)
AST Loomis Sayles Large-Cap Growth Portfolio*
AST MFS Growth Portfolio*
AST Mid-Cap Value Portfolio
AST BlackRock Low Duration Bond Portfolio*
AST T. Rowe Price Natural Resources Portfolio
AST T. Rowe Price Asset Allocation Portfolio
AST MFS Global Equity Portfolio
AST J.P. Morgan International Equity Portfolio
AST Wellington Management Hedged Equity Portfolio
AST Capital Growth Asset Allocation Portfolio
AST Academic Strategies Asset Allocation Portfolio
AST Balanced Asset Allocation Portfolio
AST Preservation Asset Allocation Portfolio
AST Prudential Growth Allocation Portfolio
AST Advanced Strategies Portfolio
AST Large-Cap Growth Portfolio (formerly AST T. Rowe Price Large-Cap Growth Portfolio)
AST Government Money Market Portfolio
AST Small-Cap Growth Portfolio
AST BlackRock/Loomis Sayles Bond Portfolio*
AST International Value Portfolio
AST International Growth Portfolio
AST Investment Grade Bond Portfolio
AST Core Fixed Income Portfolio (formerly AST Western Asset Core Plus Bond Portfolio)
AST Cohen & Steers Global Realty Portfolio
AST Emerging Markets Equity Portfolio
AST Goldman Sachs Small-Cap Value Portfolio*
AST Moderate Multi-Asset Portfolio (formerly AST AllianzGI World Trends Portfolio)*
AST J.P. Morgan Global Thematic Portfolio
ProFund VP Consumer Services
ProFund VP Consumer Goods
ProFund VP Financials
ProFund VP Health Care
ProFund VP Industrials
ProFund VP Mid-Cap Growth
ProFund VP Mid-Cap Value
ProFund VP Real Estate
A115

Note 1:    General (continued)

ProFund VP Small-Cap Growth
ProFund VP Small-Cap Value
ProFund VP Telecommunications
ProFund VP Utilities
ProFund VP Large-Cap Growth
ProFund VP Large-Cap Value
AST Jennison Large-Cap Growth Portfolio*
Allspring VT International Equity Fund (Class 1)
Allspring VT Omega Growth Fund (Class 1)
AST Bond Portfolio 2022
AST Quantitative Modeling Portfolio
AST BlackRock Global Strategies Portfolio
Allspring VT Opportunity Fund (Class 1)
AST Prudential Core Bond Portfolio*
AST Bond Portfolio 2023
AST MFS Growth Allocation Portfolio
AST Western Asset Emerging Markets Debt Portfolio
AST MFS Large-Cap Value Portfolio*
AST Bond Portfolio 2024
AST ClearBridge Dividend Growth Portfolio
AST Multi-Sector Fixed Income Portfolio
AST Large-Cap Core Portfolio
AST Bond Portfolio 2025
AST T. Rowe Price Growth Opportunities Portfolio
AST T. Rowe Price Diversified Real Growth Portfolio
AST Prudential Flexible Multi-Strategy Portfolio
AST Franklin 85/15 Diversified Allocation Portfolio
AST Bond Portfolio 2026
AST Global Bond Portfolio
AST QMA International Core Equity Portfolio
BlackRock Global Allocation V.I. Fund (Class III)
JPMorgan Insurance Trust Income Builder Portfolio (Class 2)
AST Bond Portfolio 2027
NVIT Emerging Markets Fund (Class D)
AST Bond Portfolio 2028
AST Bond Portfolio 2029
AST American Funds Growth Allocation Portfolio
AST Bond Portfolio 2030
AST BlackRock 80/20 Target Allocation ETF Portfolio
AST BlackRock 60/40 Target Allocation ETF Portfolio
AST Bond Portfolio 2031
MFS® International Growth Portfolio (Service Class)
MFS® Massachusetts Investors Growth Stock Portfolio (Service Class)
MFS® Technology Portfolio (Service Class)
MFS® Mid Cap Growth Series (Service Class)
MFS® New Discovery Series (Service Class)
MFS® Research Series (Service Class)
MFS® Total Return Bond Series (Service Class)
MFS® Total Return Series (Service Class)
A116

Note 1:    General (continued)

MFS® Utilities Series (Service Class)
American Funds IS Asset Allocation Fund (Class 4)
American Funds IS Washington Mutual Investors Fund℠ (Class 4)
American Funds IS The Bond Fund of America® (Class 4)
American Funds IS Capital World Growth and Income Fund® (Class 4)
American Funds IS Global Small Capitalization Fund (Class 4)
American Funds IS Growth Fund (Class 4)
American Funds IS Growth-Income Fund (Class 4)
American Funds IS International Fund (Class 4)
American Funds IS New World Fund® (Class 4)
BlackRock Advantage Large Cap Core V.I. Fund (Class III)
BlackRock Advantage Large Cap Value V.I. Fund (Class III)
BlackRock Capital Appreciation V.I. Fund (Class III)
BlackRock Equity Dividend V.I. Fund (Class III)
BlackRock Large Cap Focus Growth V.I. Fund (Class III)
Fidelity® VIP Balanced Portfolio (Service Class 2)
Fidelity® VIP Contrafund® Portfolio (Service Class 2)
Fidelity® VIP Growth Opportunities Portfolio (Service Class 2)
Fidelity® VIP Health Care Portfolio (Service Class 2)
BlackRock Basic Value V.I. Fund (Class III)
AST Bond Portfolio 2032
PSF Global Portfolio (Class III)
PSF Mid-Cap Growth Portfolio (Class III)
PSF Natural Resources Portfolio (Class III)
PSF PGIM 50/50 Balanced Portfolio (Class III)
PSF PGIM Flexible Managed Portfolio (Class III)
PSF PGIM Government Income Portfolio (Class III)
PSF PGIM High Yield Bond Portfolio (Class III)
PSF PGIM Jennison Blend Portfolio (Class III)
PSF PGIM Jennison Focused Blend Portfolio (Class III)
PSF PGIM Jennison Growth Portfolio (Class III)
PSF PGIM Jennison Value Portfolio (Class III)
PSF PGIM Total Return Bond Portfolio (Class III)
PSF Small-Cap Stock Index Portfolio (Class III)
PSF Stock Index Portfolio (Class III)
MFS® Investors Trust Series (Service Class)
MFS® International Intrinsic Value Portfolio (Initial Class)
MFS® Mid Cap Growth Series (Initial Class)
Western Asset Core Plus VIT Portfolio (Class I)
ClearBridge Variable Small Cap Growth Portfolio (Class I)
ClearBridge Variable Large Cap Growth Portfolio (Class I)***
Fidelity® VIP International Capital Appreciation Portfolio (Initial Class)
Fidelity® VIP Mid Cap Portfolio (Initial Class)
Fidelity® VIP Emerging Markets Portfolio (Initial Class)
DFA VA U.S. Targeted Value Portfolio
BlackRock Large Cap Focus Growth V.I. Fund (Class I)
American Funds IS U.S. Government Securities Fund® (Class 1)
American Funds IS The Bond Fund of America® (Class 1)
Vanguard International Portfolio
A117

Note 1:    General (continued)

Vanguard Diversified Value Portfolio
Vanguard Total International Stock Market Index Portfolio
Vanguard Mid-Cap Index Portfolio
Vanguard Equity Index Portfolio
MFS® Total Return Bond Series (Initial Class)
Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)
MFS® New Discovery Series (Initial Class)
ClearBridge Variable Dividend Strategy Portfolio (Class I)
MFS® Utilities Series (Initial Class)
Vanguard Real Estate Index Portfolio
Vanguard Total Bond Market Index Portfolio
Vanguard Equity Income Portfolio
Vanguard High Yield Bond Portfolio
Vanguard Short-Term Investment Grade Portfolio
PSF Natural Resources Portfolio (Class I)
Vanguard Total Stock Market Index Portfolio
Vanguard Balanced Portfolio
Vanguard Growth Portfolio
DFA VA International Value Portfolio
Fidelity® VIP Floating Rate High Income Portfolio (Initial Class)
American Funds IS Washington Mutual Investors Fund℠ (Class 1)
American Funds IS Growth Fund (Class 1)
American Funds IS Growth-Income Fund (Class 1)
Fidelity® VIP Technology Portfolio (Initial Class)
American Funds IS Asset Allocation Fund (Class 1)**
American Funds IS Ultra-Short Bond Fund (Class 1)**
AST Bond Portfolio 2033**
BlackRock Advantage Large Cap Core V.I. Fund (Class I)**
BlackRock Basic Value V.I. Fund (Class I)**
BlackRock Capital Appreciation V.I. Fund (Class I)**
BlackRock Equity Dividend V.I. Fund (Class I)**
BlackRock Global Allocation V.I. Fund (Class I)**
PSF PGIM 50/50 Balanced Portfolio (Class I)**
DFA VA Global Bond Portfolio**
DFA VA Global Moderate Allocation Portfolio**
DFA VA International Small Portfolio**
DFA VA Short-Term Fixed Portfolio**
DFA VA U.S. Large Value Portfolio**
Fidelity® VIP Balanced Portfolio (Initial Class)**
Fidelity® VIP Consumer Discretionary Portfolio (Initial Class)**
Fidelity® VIP Contrafund® Portfolio (Initial Class)**
Fidelity® VIP Disciplined Small Cap Portfolio (Initial Class)**
Fidelity® VIP Financial Services Portfolio (Initial Class)**
Fidelity® VIP Growth Opportunities Portfolio (Initial Class)**
Fidelity® VIP Growth Portfolio (Initial Class)**
Fidelity® VIP Health Care Portfolio (Initial Class)**
Fidelity® VIP High Income Portfolio (Initial Class)**
Fidelity® VIP Industrials Portfolio (Initial Class)**
Fidelity® VIP Strategic Income Portfolio (Initial Class)**
A118

Note 1:    General (continued)

Fidelity® VIP Utilities Portfolio (Initial Class)**
PSF PGIM Flexible Managed Portfolio (Class I)**
PSF PGIM Government Income Portfolio (Class I)**
ClearBridge Variable Aggressive Growth Portfolio (Class I)**
ClearBridge Variable Appreciation Portfolio (Class I)**
ClearBridge Variable Mid Cap Portfolio (Class I)**
Franklin Multi-Asset Variable Conservative Growth Fund (Class I)**
Franklin Multi-Asset Variable Growth Fund (Class I)**
Franklin Multi-Asset Variable Moderate Growth Fund (Class I)**
Western Asset Variable Global High Yield Bond Portfolio (Class I)**
MFS® Investors Trust Series (Initial Class)**
MFS® Total Return Series (Initial Class)**
MFS® Massachusetts Investors Growth Stock Portfolio (Initial Class)**
MFS® Technology Portfolio (Initial Class)**
MFS® Value Series (Initial Class)**
Vanguard Global Bond Index**
Vanguard Capital Growth Portfolio**
Vanguard Conservative Allocation Portfolio**
Vanguard Moderate Allocation Portfolio**
Allspring VT Small Cap Growth Fund (Class 1)**
AST Western Asset Corporate Bond Portfolio****
AST T. Rowe Price Corporate Bond Portfolio****
AST PIMCO Corporate Bond Portfolio****
AST Prudential Corporate Bond Portfolio****
AST BlackRock Corporate Bond Portfolio****

*	Subaccount merged during the period ended December 31, 2022.
**	Subaccount was available for investment but had no assets as of December 31, 2022, and had no activity during 2022.
***	Subaccount was available for investment but had no assets as of December 31, 2022.
****	Subaccount merged during the period ended December 31, 2022, and had no activity during 2022.

The following table sets forth the dates at which mergers took place in the Account. The transfers from the removed subaccounts to the surviving subaccounts for the period ended December 31, 2022 are reflected in the Statements of Changes in Net Assets as net transfers between subaccounts and purchases and sales in Note 5.

Merger Date	Removed Portfolio	Surviving Portfolio
February 11, 2022	AST T. Rowe Price Large-Cap Value Portfolio	AST Large-Cap Value Portfolio
February 11, 2022	AST BlackRock Low Duration Bond Portfolio	AST Core Fixed Income Portfolio
February 11, 2022	AST BlackRock/Loomis Sayles Bond Portfolio	AST Core Fixed Income Portfolio
February 11, 2022	AST Prudential Core Bond Portfolio	AST Core Fixed Income Portfolio
February 11, 2022	AST MFS Large-Cap Value Portfolio	AST Large-Cap Value Portfolio
February 11, 2022	AST Western Asset Corporate Bond Portfolio	PSF PGIM Total Return Bond Portfolio (Class I)
February 11, 2022	AST T. Rowe Price Corporate Bond Portfolio	PSF PGIM Total Return Bond Portfolio (Class I)
February 11, 2022	AST PIMCO Corporate Bond Portfolio	PSF PGIM Total Return Bond Portfolio (Class I)
February 11, 2022	AST Prudential Corporate Bond Portfolio	PSF PGIM Total Return Bond Portfolio (Class I)
February 11, 2022	AST BlackRock Corporate Bond Portfolio	PSF PGIM Total Return Bond Portfolio (Class I)
June 10, 2022	AST Goldman Sachs Small-Cap Value Portfolio	AST Small-Cap Value Portfolio
June 10, 2022	AST Loomis Sayles Large-Cap Growth Portfolio	AST Large-Cap Growth Portfolio
June 10, 2022	AST MFS Growth Portfolio	AST Large-Cap Growth Portfolio
June 10, 2022	AST Jennison Large-Cap Growth Portfolio	AST Large-Cap Growth Portfolio
A119

Note 1:    General (continued)

Merger Date	Removed Portfolio	Surviving Portfolio
September 9, 2022	AST Small-Cap Growth Opportunities Portfolio	AST Small-Cap Growth Portfolio
December 2, 2022	AST Moderate Multi-Asset Portfolio	AST Balanced Asset Allocation Portfolio

New sales of certain products which invest in the Account have been discontinued. However, premium payments made by contract owners will continue to be received by the Account, subject to the rules of the products and any optional benefits, if elected.

The Portfolios are open-end management investment companies, and each portfolio of The Prudential Series Fund and the Advanced Series Trust is managed by affiliates of Prudential. Each subaccount of the Account indirectly bears exposure to the market, credit and liquidity risks of the portfolio in which it invests.

Market Disruption, Geopolitical and Market Events Risks

Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts, geopolitical developments, terrorism, natural disasters and public health epidemics (including the global outbreak of COVID-19). The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of risks to the portfolios in which each subaccount invests in.

Recent failures of certain U.S. and international banks and actions taken by government intervention may at times result in unusually high market volatility, which could negatively impact performance of the portfolios in which each subaccount invests in.

COVID-19 has resulted in extreme stress and disruption in the global economy and financial markets. The pandemic has adversely impacted, and may continue to adversely impact, the financial performance of the portfolios in which the subaccounts invest. Management will continue to monitor developments, and their impact on the Account and the fair value of the portfolios.

These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolios. Additional information on these Portfolios is available upon request to the appropriate companies.

Note 2:    Significant Accounting Policies

The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services-Investment Companies, which is part of the generally accepted accounting principles in the United States of America (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The most significant estimates relate to the valuation of investments in the Portfolios. Subsequent events have been evaluated through the date these financial statements were issued, and no adjustment or disclosure is required in the financial statements.

Investments - The investments in shares of the Portfolios are stated at the reported net asset value per share of the respective Portfolios, which is based on the fair value of the underlying securities in the respective Portfolios. All changes in fair value are recorded as net change in unrealized appreciation (depreciation) on investments in the Statements of Operations of the applicable subaccounts.

Security Transactions - Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold. Realized gains and losses on security transactions are determined based upon the average cost method.

Dividend Income and Distributions Received - Dividend and capital gain distributions received are reinvested in additional shares of the Portfolios and are recorded on the ex-distribution date.

A120

Note 3:    Fair Value Measurements

Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:
Level 1 - Fair value is based on unadjusted quoted prices in active markets for identical assets or liabilities that the Account can access.
Level 2 - Fair value is based on significant inputs, other than Level 1 inputs, that are observable for the investment, either directly or indirectly, for substantially the full term of the investment through corroboration with observable market data. Level 2 inputs include the reported net asset value per share of the underlying portfolio, quoted market prices in active markets for similar investments, quoted market prices in markets that are not active for identical or similar investments, and other market observable inputs.
Level 3 - Fair value is based on at least one significant unobservable input for the investment, which may require significant judgment or estimation in determining the fair value.
As of December 31, 2022, management determined that the fair value inputs for all of the Account’s investments, which consist solely of investments in open-end mutual funds registered with the SEC, were considered Level 2.

Note 4:    Taxes

Pruco Life of New Jersey is taxed as a “life insurance company” as defined by the Internal Revenue Code. The results of operations of the Account form a part of Prudential Financial’s consolidated federal tax return. No federal, state or local income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements. Prudential management will review periodically the status of the policy in the event of changes in the tax law.

Note 5:    Purchases and Sales of Investments

The aggregate costs of purchases and proceeds from sales, excluding distributions received and reinvested, of investments in the Portfolios for the period ended December 31, 2022 were as follows:

	Purchases	Sales
PSF PGIM Government Money Market Portfolio (Class I)	$1,069,811	$2,455,120
PSF PGIM Total Return Bond Portfolio (Class I)	199,377	1,370,569
PSF PGIM Jennison Blend Portfolio (Class I)	64,721	1,593,504
PSF PGIM Jennison Value Portfolio (Class I)	244,128	2,657,318
PSF PGIM High Yield Bond Portfolio (Class I)	160,442	1,734,202
PSF Stock Index Portfolio (Class I)	803,644	5,580,359
PSF Global Portfolio (Class I)	18,709	429,298
PSF PGIM Jennison Growth Portfolio (Class I)	738,689	3,134,977
PSF Small-Cap Stock Index Portfolio (Class I)	350,710	1,445,059
T. Rowe Price International Stock Portfolio	39,870	203,902
T. Rowe Price Equity Income Portfolio (Equity Income Portfolio Class)	98,674	806,852
Invesco V.I. Core Equity Fund (Series I)	51,636	809,429
Janus Henderson VIT Research Portfolio (Institutional Shares)	119,061	573,386
Janus Henderson VIT Overseas Portfolio (Institutional Shares)	14,779	566,841
MFS® Research Series (Initial Class)	4,208	145,438
MFS® Growth Series (Initial Class)	76,597	634,309
American Century VP Value Fund (Class I)	26,355	276,567
A121

Note 5:    Purchases and Sales of Investments (continued)

	Purchases	Sales
Franklin Small-Mid Cap Growth VIP Fund (Class 2)	$99,159	$190,481
PSF PGIM Jennison Focused Blend Portfolio (Class I)	12,155	458,412
Davis Value Portfolio	10,823	160,608
AB VPS Large Cap Growth Portfolio (Class B)	1,974	130,026
PSF Small-Cap Value Portfolio (Class I)	179,084	796,451
Janus Henderson VIT Research Portfolio (Service Shares)	16,463	26,461
PSF Mid-Cap Growth Portfolio (Class I)	379,136	1,073,485
PSF International Growth Portfolio (Class I)	102,545	151,514
AST Cohen & Steers Realty Portfolio	9,079,167	15,516,253
AST J.P. Morgan Tactical Preservation Portfolio	77,621,307	178,076,533
AST T. Rowe Price Large-Cap Value Portfolio	2,029,076	92,873,012
AST High Yield Portfolio	4,125,411	9,561,197
AST Small-Cap Growth Opportunities Portfolio	4,119,113	20,393,994
AST Small-Cap Value Portfolio	34,032,411	11,647,958
AST Mid-Cap Growth Portfolio	13,728,870	19,406,645
AST Large-Cap Value Portfolio	137,919,437	52,827,988
AST Loomis Sayles Large-Cap Growth Portfolio	3,256,115	50,342,809
AST MFS Growth Portfolio	2,116,492	24,931,587
AST Mid-Cap Value Portfolio	7,501,737	17,968,427
AST BlackRock Low Duration Bond Portfolio	883,383	28,580,294
AST T. Rowe Price Natural Resources Portfolio	13,073,461	23,538,163
AST T. Rowe Price Asset Allocation Portfolio	166,995,174	411,855,711
AST MFS Global Equity Portfolio	3,819,262	10,009,854
AST J.P. Morgan International Equity Portfolio	6,386,339	12,660,399
AST Wellington Management Hedged Equity Portfolio	26,654,436	51,849,416
AST Capital Growth Asset Allocation Portfolio	105,699,651	224,449,540
AST Academic Strategies Asset Allocation Portfolio	52,605,302	125,540,310
AST Balanced Asset Allocation Portfolio	362,417,010	203,329,645
AST Preservation Asset Allocation Portfolio	90,178,120	208,352,619
AST Prudential Growth Allocation Portfolio	193,695,931	422,566,495
AST Advanced Strategies Portfolio	69,367,057	167,746,030
AST Large-Cap Growth Portfolio	137,409,934	57,283,657
AST Government Money Market Portfolio	86,232,974	69,889,085
AST Small-Cap Growth Portfolio	22,954,778	11,234,472
AST BlackRock/Loomis Sayles Bond Portfolio	3,629,254	197,169,759
AST International Value Portfolio	2,564,386	4,600,874
AST International Growth Portfolio	5,784,716	7,670,188
AST Investment Grade Bond Portfolio	2,385,587,205	1,456,390,734
AST Core Fixed Income Portfolio	312,251,595	138,374,484
AST Cohen & Steers Global Realty Portfolio	2,076,264	4,159,450
AST Emerging Markets Equity Portfolio	8,444,947	15,890,536
AST Goldman Sachs Small-Cap Value Portfolio	1,228,403	35,353,755
AST Moderate Multi-Asset Portfolio	53,514,299	399,361,894
AST J.P. Morgan Global Thematic Portfolio	36,256,209	76,088,718
ProFund VP Consumer Services	106,635	63,135
ProFund VP Consumer Goods	48,120	57,794
ProFund VP Financials	36,530	68,717
ProFund VP Health Care	33,933	132,217
A122

Note 5:    Purchases and Sales of Investments (continued)

	Purchases	Sales
ProFund VP Industrials	$75,617	$121,762
ProFund VP Mid-Cap Growth	35,486	59,120
ProFund VP Mid-Cap Value	19,705	71,404
ProFund VP Real Estate	33,633	46,730
ProFund VP Small-Cap Growth	18,022	30,250
ProFund VP Small-Cap Value	15,404	51,134
ProFund VP Telecommunications	4,190	4,928
ProFund VP Utilities	62,213	92,751
ProFund VP Large-Cap Growth	50,430	77,001
ProFund VP Large-Cap Value	39,765	100,395
AST Jennison Large-Cap Growth Portfolio	3,973,700	40,065,184
Allspring VT International Equity Fund (Class 1)	767	1,195
Allspring VT Omega Growth Fund (Class 1)	—	140,021
AST Bond Portfolio 2022	1,345,529	9,655,873
AST Quantitative Modeling Portfolio	6,986,507	10,831,556
AST BlackRock Global Strategies Portfolio	28,999,495	59,595,170
Allspring VT Opportunity Fund (Class 1)	—	37,302
AST Prudential Core Bond Portfolio	181,571	41,405,617
AST Bond Portfolio 2023	9,667,544	1,413,776
AST MFS Growth Allocation Portfolio	29,888,654	49,735,443
AST Western Asset Emerging Markets Debt Portfolio	343,869	307,591
AST MFS Large-Cap Value Portfolio	548,405	27,731,175
AST Bond Portfolio 2024	258,486	98,548
AST ClearBridge Dividend Growth Portfolio	7,905,890	10,695,072
AST Multi-Sector Fixed Income Portfolio	5,998,074	188,071,771
AST Large-Cap Core Portfolio	6,166,505	11,301,312
AST Bond Portfolio 2025	526,532	358,984
AST T. Rowe Price Growth Opportunities Portfolio	129,343,308	221,883,824
AST T. Rowe Price Diversified Real Growth Portfolio	727,341	2,507,406
AST Prudential Flexible Multi-Strategy Portfolio	909,705	2,886,903
AST Franklin 85/15 Diversified Allocation Portfolio	24,416,505	40,444,962
AST Bond Portfolio 2026	2,902,216	2,462,282
AST Global Bond Portfolio	4,556,495	8,119,258
AST QMA International Core Equity Portfolio	112,080	290,264
BlackRock Global Allocation V.I. Fund (Class III)	997,416	1,065,996
JPMorgan Insurance Trust Income Builder Portfolio (Class 2)	304,448	307,678
AST Bond Portfolio 2027	1,596,796	1,060,798
NVIT Emerging Markets Fund (Class D)	20,324	28,704
AST Bond Portfolio 2028	2,607,481	1,349,853
AST Bond Portfolio 2029	145,503	92,893
AST American Funds Growth Allocation Portfolio	63,428,839	108,872,632
AST Bond Portfolio 2030	1,250,653	1,124,859
AST BlackRock 80/20 Target Allocation ETF Portfolio	32,708,528	51,759,716
AST BlackRock 60/40 Target Allocation ETF Portfolio	14,430,320	25,711,866
AST Bond Portfolio 2031	9,987,477	5,912,617
MFS® International Growth Portfolio (Service Class)	172,486	63,462
MFS® Massachusetts Investors Growth Stock Portfolio (Service Class)	269,528	103,863
MFS® Technology Portfolio (Service Class)	1,812,309	528,394
A123

Note 5:    Purchases and Sales of Investments (continued)

	Purchases	Sales
MFS® Mid Cap Growth Series (Service Class)	$383,134	$207,336
MFS® New Discovery Series (Service Class)	55,738	65,558
MFS® Research Series (Service Class)	6,201	14,229
MFS® Total Return Bond Series (Service Class)	1,950,303	516,310
MFS® Total Return Series (Service Class)	641,073	97,594
MFS® Utilities Series (Service Class)	1,438,735	406,069
American Funds IS Asset Allocation Fund (Class 4)	1,410,652	421,481
American Funds IS Washington Mutual Investors Fund℠ (Class 4)	789,093	230,444
American Funds IS The Bond Fund of America® (Class 4)	3,051,578	479,863
American Funds IS Capital World Growth and Income Fund® (Class 4)	400,937	69,189
American Funds IS Global Small Capitalization Fund (Class 4)	67,472	39,981
American Funds IS Growth Fund (Class 4)	1,510,301	348,442
American Funds IS Growth-Income Fund (Class 4)	889,941	226,371
American Funds IS International Fund (Class 4)	167,492	39,723
American Funds IS New World Fund® (Class 4)	272,735	71,264
BlackRock Advantage Large Cap Core V.I. Fund (Class III)	496,394	144,452
BlackRock Advantage Large Cap Value V.I. Fund (Class III)	251,484	493,245
BlackRock Capital Appreciation V.I. Fund (Class III)	228,169	59,067
BlackRock Equity Dividend V.I. Fund (Class III)	993,259	184,002
BlackRock Large Cap Focus Growth V.I. Fund (Class III)	336,804	1,145,278
Fidelity® VIP Balanced Portfolio (Service Class 2)	1,829,266	506,361
Fidelity® VIP Contrafund® Portfolio (Service Class 2)	1,126,093	566,587
Fidelity® VIP Growth Opportunities Portfolio (Service Class 2)	1,547,282	404,229
Fidelity® VIP Health Care Portfolio (Service Class 2)	1,448,871	782,514
BlackRock Basic Value V.I. Fund (Class III)	359,922	107,472
AST Bond Portfolio 2032	6,085,001	3,270,158
PSF Global Portfolio (Class III)	47,869	1,534
PSF Mid-Cap Growth Portfolio (Class III)	70,393	3,567
PSF Natural Resources Portfolio (Class III)	944,965	226,466
PSF PGIM 50/50 Balanced Portfolio (Class III)	1,291,564	214,095
PSF PGIM Flexible Managed Portfolio (Class III)	672,554	48,344
PSF PGIM Government Income Portfolio (Class III)	1,523,951	46,789
PSF PGIM High Yield Bond Portfolio (Class III)	1,505,993	243,885
PSF PGIM Jennison Blend Portfolio (Class III)	201,846	48,007
PSF PGIM Jennison Focused Blend Portfolio (Class III)	62,406	1,342
PSF PGIM Jennison Growth Portfolio (Class III)	1,806,192	139,994
PSF PGIM Jennison Value Portfolio (Class III)	604,909	52,928
PSF PGIM Total Return Bond Portfolio (Class III)	2,219,590	377,801
PSF Small-Cap Stock Index Portfolio (Class III)	888,976	161,338
PSF Stock Index Portfolio (Class III)	2,036,767	278,529
MFS® Investors Trust Series (Service Class)	179,769	14,669
MFS® International Intrinsic Value Portfolio (Initial Class)	21,764	623
MFS® Mid Cap Growth Series (Initial Class)	—	637
Western Asset Core Plus VIT Portfolio (Class I)	—	1,340
ClearBridge Variable Small Cap Growth Portfolio (Class I)	5,019	13,968
ClearBridge Variable Large Cap Growth Portfolio (Class I)	—	53,617
Fidelity® VIP International Capital Appreciation Portfolio (Initial Class)	—	482
Fidelity® VIP Mid Cap Portfolio (Initial Class)	—	3,656
A124

Note 5:    Purchases and Sales of Investments (continued)

	Purchases	Sales
Fidelity® VIP Emerging Markets Portfolio (Initial Class)	$14,034	$2,875
DFA VA U.S. Targeted Value Portfolio	—	657
BlackRock Large Cap Focus Growth V.I. Fund (Class I)	10,742	4,078
American Funds IS U.S. Government Securities Fund® (Class 1)	126	8,356
American Funds IS The Bond Fund of America® (Class 1)	—	751
Vanguard International Portfolio	71,280	3,286
Vanguard Diversified Value Portfolio	—	14,178
Vanguard Total International Stock Market Index Portfolio	29,170	5,056
Vanguard Mid-Cap Index Portfolio	9,297	17,038
Vanguard Equity Index Portfolio	3,760	51,169
MFS® Total Return Bond Series (Initial Class)	—	694
Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)	21,992	27,237
MFS® New Discovery Series (Initial Class)	5,947	1,318
ClearBridge Variable Dividend Strategy Portfolio (Class I)	—	1,430
MFS® Utilities Series (Initial Class)	19,544	128
Vanguard Real Estate Index Portfolio	26,794	112
Vanguard Total Bond Market Index Portfolio	31,490	162
Vanguard Equity Income Portfolio	131,672	972
Vanguard High Yield Bond Portfolio	21,886	139
Vanguard Short-Term Investment Grade Portfolio	41,598	278
PSF Natural Resources Portfolio (Class I)	64,798	444
Vanguard Total Stock Market Index Portfolio	101,478	480
Vanguard Balanced Portfolio	4,530	12
Vanguard Growth Portfolio	134,758	881
DFA VA International Value Portfolio	28,805	234
Fidelity® VIP Floating Rate High Income Portfolio (Initial Class)	7,191	41
American Funds IS Washington Mutual Investors Fund℠ (Class 1)	10,038	19
American Funds IS Growth Fund (Class 1)	10,038	18
American Funds IS Growth-Income Fund (Class 1)	10,038	18
Fidelity® VIP Technology Portfolio (Initial Class)	5,019	5

Note 6:    Related Party Transactions

The Account has extensive transactions and relationships with Prudential and other affiliates. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties. Prudential Financial and its affiliates perform various services on behalf of the portfolios of The Prudential Series Fund and the Advanced Series Trust in which the Account invests and may receive fees for the services performed. These services include, among other things, investment management, subadvisory, shareholder communications, postage, transfer agency and various other record keeping, administrative and customer service functions.
The Prudential Series Fund has entered into a management agreement with PGIM Investments LLC ("PGIM Investments"), and the Advanced Series Trust has entered into a management agreement with PGIM Investments and AST Investment Services, Inc., both indirect, wholly-owned subsidiaries of Prudential Financial (together, the “Investment Managers”). Pursuant to these agreements, the Investment Managers have responsibility for all investment advisory services and supervise the subadvisers’ performance of such services with respect to each portfolio of The Prudential Series Fund and the Advanced Series Trust. The Investment Managers have entered into subadvisory agreements with several subadvisers, including PGIM, Inc., PGIM Limited, Jennison Associates LLC, and PGIM
A125

Note 6:    Related Party Transactions (continued)
Quantitative Solutions LLC, each of which are indirect, wholly-owned subsidiaries of Prudential Financial.

The Prudential Series Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the Class I and Class II shares of the portfolios of The Prudential Series Fund. No distribution or service (12b-1) fees are paid to PIMS as distributor of the Class I shares of the portfolios of The Prudential Series Fund, which is the class of shares owned by the Account.
The Advanced Series Trust has a distribution agreement with Prudential Annuities Distributors, Inc. (“PAD”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the shares of each portfolio of the Advanced Series Trust. Distribution and service fees are paid to PAD by most portfolios of the Advanced Series Trust.

Prudential Mutual Fund Services LLC, an affiliate of the Investment Managers and an indirect, wholly-owned subsidiary of Prudential Financial, serves as the transfer agent of each portfolio of The Prudential Series Fund and the Advanced Series Trust.

Certain charges and fees of the portfolios of The Prudential Series Fund and the Advanced Series Trust may be waived and/or reimbursed by Prudential and its affiliates. Prudential and its affiliates reserve the right to discontinue these waivers/reimbursements at its discretion, subject to the contractual obligations of Prudential and its affiliates.

See The Prudential Series Fund and the Advanced Series Trust financial statements for further discussion of such expense and waiver/reimbursement arrangements. The Account indirectly bears the expenses of the underlying portfolios of The Prudential Series Fund and the Advanced Series Trust in which it invests, including the related party expenses disclosed above.

Note 7:    Financial Highlights

Pruco Life of New Jersey sells a number of variable annuity products that are funded through the Account. These products have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

In the table below, the units, the net assets, the investment income ratio, and the ranges of lowest to highest unit values, expense ratios, and total returns are presented for the products offered by Pruco Life of New Jersey and funded through the Account. Only product designs within each subaccount that had units outstanding during the respective periods were considered when determining the ranges. The summary may not reflect the minimum and maximum contract charges as contract owners may not have selected all available contract options offered by Pruco Life of New Jersey.
A126

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	PSF PGIM Government Money Market Portfolio (Class I)
December 31, 2022	3,688	$0.89	to	$10.10	$4,331	1.31%	0.40%	to	1.75%	-0.33%	to	0.98%
December 31, 2021	5,032	$0.89	to	$9.67	$5,656	0.04%	1.00%	to	1.75%	-1.62%	to	-0.95%
December 31, 2020	4,551	$0.91	to	$9.77	$5,391	0.30%	1.00%	to	1.75%	-1.38%	to	-0.70%
December 31, 2019	4,620	$0.92	to	$9.84	$5,543	1.91%	1.00%	to	1.75%	0.17%	to	0.91%
December 31, 2018	5,292	$0.92	to	$9.75	$6,213	1.51%	1.00%	to	1.75%	-0.24%	to	0.52%

	PSF PGIM Total Return Bond Portfolio (Class I)
December 31, 2022	3,122	$2.24	to	$8.75	$8,122	0.00%	0.50%	to	1.40%	-15.99%	to	-15.24%
December 31, 2021	3,520	$2.67	to	$3.09	$10,866	0.00%	1.35%	to	1.40%	-2.13%	to	-2.08%
December 31, 2020	3,863	$2.72	to	$3.16	$12,186	0.00%	1.35%	to	1.40%	6.95%	to	7.01%
December 31, 2019	4,326	$2.40	to	$2.95	$12,762	0.00%	1.35%	to	1.65%	9.10%	to	9.42%
December 31, 2018	4,972	$2.20	to	$2.70	$13,399	0.00%	1.35%	to	1.65%	-1.78%	to	-1.49%

	PSF PGIM Jennison Blend Portfolio (Class I)
December 31, 2022	2,642	$3.21	to	$5.25	$13,202	0.00%	1.35%	to	1.80%	-26.42%	to	-26.09%
December 31, 2021	2,882	$4.34	to	$7.10	$19,500	0.00%	1.35%	to	1.80%	18.23%	to	18.75%
December 31, 2020	3,290	$3.65	to	$5.98	$18,760	0.00%	1.35%	to	1.80%	26.72%	to	27.28%
December 31, 2019	3,905	$2.70	to	$4.70	$17,364	0.00%	1.35%	to	1.80%	26.60%	to	27.17%
December 31, 2018	4,371	$2.13	to	$3.70	$15,238	0.00%	1.35%	to	1.80%	-6.55%	to	-6.13%

	PSF PGIM Jennison Value Portfolio (Class I)
December 31, 2022	3,163	$2.93	to	$6.00	$14,637	0.00%	1.35%	to	1.80%	-9.52%	to	-9.12%
December 31, 2021	3,657	$3.24	to	$6.61	$18,510	0.00%	1.35%	to	1.80%	25.53%	to	26.09%
December 31, 2020	4,160	$2.58	to	$5.24	$16,791	0.00%	1.35%	to	1.80%	1.75%	to	2.20%
December 31, 2019	4,886	$2.54	to	$5.13	$19,106	0.00%	1.35%	to	1.80%	23.83%	to	24.38%
December 31, 2018	5,461	$2.05	to	$4.13	$17,214	0.00%	1.35%	to	1.80%	-11.48%	to	-11.09%

	PSF PGIM High Yield Bond Portfolio (Class I)
December 31, 2022	1,544	$2.83	to	$18.83	$7,668	0.00%	0.40%	to	1.80%	-12.81%	to	-11.60%
December 31, 2021	1,782	$3.23	to	$21.51	$10,369	0.00%	0.40%	to	1.80%	6.02%	to	7.50%
December 31, 2020	1,983	$3.03	to	$20.21	$10,712	0.00%	1.35%	to	1.80%	5.21%	to	5.68%
December 31, 2019	2,267	$2.70	to	$19.13	$11,776	0.00%	1.35%	to	1.80%	14.27%	to	14.78%
December 31, 2018	2,557	$2.36	to	$16.68	$11,646	2.95%	1.35%	to	1.80%	-3.02%	to	-2.58%

	PSF Stock Index Portfolio (Class I)
December 31, 2022	4,646	$2.70	to	$15.02	$37,882	0.00%	0.35%	to	1.95%	-19.93%	to	-18.62%
December 31, 2021	5,180	$3.35	to	$18.49	$51,905	0.00%	0.35%	to	1.95%	25.78%	to	27.83%
December 31, 2020	5,581	$2.66	to	$14.49	$42,621	0.00%	0.35%	to	1.95%	15.78%	to	17.66%
December 31, 2019	5,676	$2.29	to	$12.34	$32,340	0.00%	0.48%	to	1.95%	8.05%	to	30.35%
December 31, 2018	5,460	$1.77	to	$9.47	$20,531	0.00%	0.55%	to	1.95%	-6.26%	to	-4.55%

	PSF Global Portfolio (Class I)
December 31, 2022	843	$1.87	to	$4.12	$3,131	0.00%	1.40%	to	1.75%	-20.19%	to	-19.91%
December 31, 2021	935	$2.34	to	$5.14	$4,338	0.00%	1.40%	to	1.75%	16.20%	to	16.60%
December 31, 2020	1,056	$2.01	to	$4.41	$4,186	0.00%	1.40%	to	1.75%	13.84%	to	14.24%
December 31, 2019	1,263	$1.77	to	$3.86	$4,321	0.00%	1.40%	to	1.75%	28.15%	to	28.59%
December 31, 2018	1,456	$1.38	to	$3.00	$3,779	0.00%	1.40%	to	1.75%	-8.92%	to	-8.60%

	PSF PGIM Jennison Growth Portfolio (Class I)
December 31, 2022	2,721	$2.42	to	$7.12	$16,740	0.00%	1.35%	to	1.80%	-38.70%	to	-38.43%
December 31, 2021	3,016	$3.95	to	$11.56	$30,035	0.00%	1.35%	to	1.80%	13.96%	to	14.46%
December 31, 2020	3,508	$3.46	to	$10.11	$30,868	0.00%	1.35%	to	1.80%	53.44%	to	54.12%
December 31, 2019	4,496	$2.25	to	$6.56	$25,179	0.00%	1.35%	to	1.80%	30.99%	to	31.57%
December 31, 2018	5,052	$1.71	to	$4.99	$21,649	0.00%	1.35%	to	1.80%	-2.54%	to	-2.11%

	PSF Small-Cap Stock Index Portfolio (Class I)
December 31, 2022	782	$5.94	to	$12.46	$7,513	0.00%	0.35%	to	1.90%	-17.96%	to	-16.67%
December 31, 2021	879	$7.20	to	$14.98	$10,220	0.00%	0.35%	to	1.90%	23.94%	to	25.90%
December 31, 2020	939	$5.78	to	$11.93	$8,500	0.00%	0.35%	to	1.90%	8.88%	to	10.60%
December 31, 2019	925	$5.28	to	$10.80	$7,261	0.00%	0.48%	to	1.90%	4.55%	to	21.75%
December 31, 2018	832	$4.37	to	$8.87	$5,004	0.00%	0.55%	to	1.90%	-11.25%	to	-9.95%
A127

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	T. Rowe Price International Stock Portfolio
December 31, 2022	487	$2.01	to	$2.01	$981	0.76%	1.40%	to	1.40%	-16.98%	to	-16.98%
December 31, 2021	554	$2.42	to	$2.42	$1,343	0.57%	1.40%	to	1.40%	-0.08%	to	-0.08%
December 31, 2020	613	$2.43	to	$2.43	$1,488	0.56%	1.40%	to	1.40%	12.87%	to	12.87%
December 31, 2019	748	$2.15	to	$2.15	$1,607	2.39%	1.40%	to	1.40%	26.00%	to	26.00%
December 31, 2018	822	$1.71	to	$1.71	$1,401	1.33%	1.40%	to	1.40%	-15.40%	to	-15.40%

	T. Rowe Price Equity Income Portfolio (Equity Income Portfolio Class)
December 31, 2022	954	$5.28	to	$5.28	$5,039	1.85%	1.40%	to	1.40%	-4.67%	to	-4.67%
December 31, 2021	1,072	$5.54	to	$5.54	$5,942	1.55%	1.40%	to	1.40%	23.81%	to	23.81%
December 31, 2020	1,252	$3.01	to	$4.48	$5,604	2.32%	1.35%	to	1.40%	-0.22%	to	-0.17%
December 31, 2019	1,408	$3.01	to	$4.48	$6,314	2.32%	1.35%	to	1.40%	24.65%	to	24.71%
December 31, 2018	1,464	$2.41	to	$3.60	$5,269	1.98%	1.35%	to	1.40%	-10.76%	to	-10.71%

	Invesco V.I. Core Equity Fund (Series I)
December 31, 2022	1,404	$1.98	to	$3.87	$5,422	0.90%	1.40%	to	1.65%	-21.83%	to	-21.64%
December 31, 2021	1,561	$2.53	to	$4.94	$7,695	0.63%	1.40%	to	1.65%	25.67%	to	25.97%
December 31, 2020	1,821	$2.02	to	$3.92	$7,129	1.32%	1.40%	to	1.65%	12.00%	to	12.28%
December 31, 2019	2,127	$1.80	to	$3.49	$7,417	0.94%	1.40%	to	1.65%	26.87%	to	27.18%
December 31, 2018	2,291	$1.42	to	$2.75	$6,284	0.88%	1.40%	to	1.65%	-10.88%	to	-10.66%

	Janus Henderson VIT Research Portfolio (Institutional Shares)
December 31, 2022	775	$2.29	to	$4.57	$3,527	0.71%	1.35%	to	1.40%	-30.86%	to	-30.82%
December 31, 2021	853	$3.31	to	$6.61	$5,623	0.10%	1.35%	to	1.40%	18.67%	to	18.73%
December 31, 2020	1,022	$2.79	to	$5.57	$5,675	0.53%	1.35%	to	1.40%	31.12%	to	31.18%
December 31, 2019	1,322	$2.12	to	$4.25	$5,598	0.46%	1.35%	to	1.40%	33.65%	to	33.72%
December 31, 2018	1,399	$1.50	to	$3.18	$4,434	0.53%	1.35%	to	1.65%	-4.17%	to	-3.88%

	Janus Henderson VIT Overseas Portfolio (Institutional Shares)
December 31, 2022	845	$2.36	to	$4.37	$3,650	1.73%	1.35%	to	1.65%	-10.09%	to	-9.82%
December 31, 2021	961	$2.62	to	$4.85	$4,606	1.13%	1.35%	to	1.65%	11.74%	to	12.07%
December 31, 2020	1,075	$2.35	to	$4.33	$4,608	1.34%	1.35%	to	1.65%	14.41%	to	14.75%
December 31, 2019	1,227	$2.05	to	$3.78	$4,591	1.90%	1.35%	to	1.65%	24.96%	to	25.33%
December 31, 2018	1,335	$1.64	to	$3.02	$3,990	1.74%	1.35%	to	1.65%	-16.33%	to	-16.09%

	MFS® Research Series (Initial Class)
December 31, 2022	229	$4.94	to	$4.94	$1,131	0.49%	1.40%	to	1.40%	-18.35%	to	-18.35%
December 31, 2021	253	$6.05	to	$6.05	$1,532	0.54%	1.40%	to	1.40%	23.08%	to	23.08%
December 31, 2020	315	$4.91	to	$4.91	$1,548	0.72%	1.40%	to	1.40%	14.98%	to	14.98%
December 31, 2019	369	$4.27	to	$4.27	$1,576	0.78%	1.40%	to	1.40%	31.11%	to	31.11%
December 31, 2018	387	$3.26	to	$3.26	$1,262	0.69%	1.40%	to	1.40%	-5.70%	to	-5.70%

	MFS® Growth Series (Initial Class)
December 31, 2022	922	$3.18	to	$5.69	$5,239	0.00%	1.35%	to	1.40%	-32.58%	to	-32.54%
December 31, 2021	992	$4.71	to	$8.43	$8,360	0.00%	1.35%	to	1.40%	21.83%	to	21.88%
December 31, 2020	1,115	$3.86	to	$6.92	$7,717	0.00%	1.35%	to	1.40%	30.03%	to	30.10%
December 31, 2019	1,331	$2.97	to	$5.32	$7,084	0.00%	1.35%	to	1.40%	36.24%	to	36.31%
December 31, 2018	1,421	$2.06	to	$3.91	$5,550	0.09%	1.35%	to	1.65%	0.99%	to	1.29%

	American Century VP Value Fund (Class I)
December 31, 2022	307	$4.58	to	$5.33	$1,634	2.05%	1.35%	to	1.40%	-0.85%	to	-0.79%
December 31, 2021	349	$4.62	to	$5.38	$1,877	1.75%	1.35%	to	1.40%	22.79%	to	22.85%
December 31, 2020	368	$3.76	to	$4.38	$1,611	2.30%	1.35%	to	1.40%	-0.42%	to	-0.37%
December 31, 2019	430	$3.77	to	$4.40	$1,890	2.11%	1.35%	to	1.40%	25.28%	to	25.34%
December 31, 2018	478	$2.85	to	$3.51	$1,677	1.65%	1.35%	to	1.65%	-10.63%	to	-10.37%

	Franklin Small-Mid Cap Growth VIP Fund (Class 2)
December 31, 2022	355	$2.44	to	$4.34	$1,522	0.00%	1.35%	to	1.65%	-34.77%	to	-34.57%
December 31, 2021	371	$3.74	to	$6.64	$2,434	0.00%	1.35%	to	1.65%	8.23%	to	8.55%
December 31, 2020	442	$3.46	to	$6.12	$2,679	0.00%	1.35%	to	1.65%	52.58%	to	53.03%
December 31, 2019	541	$2.27	to	$4.00	$2,145	0.00%	1.35%	to	1.65%	29.30%	to	29.68%
December 31, 2018	610	$1.75	to	$3.09	$1,868	0.00%	1.35%	to	1.65%	-6.92%	to	-6.64%
A128

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	PSF PGIM Jennison Focused Blend Portfolio (Class I)
December 31, 2022	538	$4.21	to	$4.29	$2,304	0.00%	1.35%	to	1.40%	-26.79%	to	-26.75%
December 31, 2021	624	$5.75	to	$5.85	$3,653	0.00%	1.35%	to	1.40%	15.22%	to	15.28%
December 31, 2020	737	$4.98	to	$5.08	$3,743	0.00%	1.35%	to	1.40%	29.12%	to	29.18%
December 31, 2019	821	$3.63	to	$3.94	$3,231	0.00%	1.35%	to	1.65%	26.83%	to	27.21%
December 31, 2018	945	$2.87	to	$3.09	$2,921	0.00%	1.35%	to	1.65%	-6.90%	to	-6.62%

	Davis Value Portfolio
December 31, 2022	296	$2.37	to	$2.39	$701	1.19%	1.35%	to	1.40%	-21.23%	to	-21.19%
December 31, 2021	350	$3.00	to	$3.04	$1,052	0.53%	1.35%	to	1.40%	16.22%	to	16.28%
December 31, 2020	434	$2.58	to	$2.61	$1,121	0.69%	1.35%	to	1.40%	10.18%	to	10.23%
December 31, 2019	507	$2.34	to	$2.37	$1,189	1.40%	1.35%	to	1.40%	29.36%	to	29.42%
December 31, 2018	721	$1.81	to	$1.83	$1,307	0.76%	1.35%	to	1.40%	-14.80%	to	-14.76%

	AB VPS Large Cap Growth Portfolio (Class B)
December 31, 2022	151	$2.35	to	$2.35	$357	0.00%	1.40%	to	1.40%	-29.67%	to	-29.67%
December 31, 2021	202	$3.35	to	$3.35	$677	0.00%	1.40%	to	1.40%	26.87%	to	26.87%
December 31, 2020	202	$2.64	to	$2.64	$532	0.00%	1.40%	to	1.40%	33.28%	to	33.28%
December 31, 2019	224	$1.98	to	$1.98	$443	0.00%	1.40%	to	1.40%	32.51%	to	32.51%
December 31, 2018	254	$1.49	to	$1.49	$379	0.00%	1.40%	to	1.40%	0.90%	to	0.90%

	PSF Small-Cap Value Portfolio (Class I)
December 31, 2022	1,348	$2.93	to	$11.08	$5,096	0.00%	0.40%	to	1.80%	-16.16%	to	-14.99%
December 31, 2021	1,488	$3.49	to	$13.03	$6,680	0.00%	0.40%	to	1.80%	24.22%	to	25.95%
December 31, 2020	1,745	$2.81	to	$3.81	$6,263	0.00%	1.35%	to	1.80%	0.10%	to	0.54%
December 31, 2019	1,958	$2.81	to	$3.79	$7,009	0.00%	1.35%	to	1.80%	20.61%	to	21.15%
December 31, 2018	2,086	$2.33	to	$3.13	$6,185	0.00%	1.35%	to	1.80%	-15.33%	to	-14.95%

	Janus Henderson VIT Research Portfolio (Service Shares)
December 31, 2022	149	$1.76	to	$3.98	$433	0.57%	1.40%	to	1.75%	-31.27%	to	-31.03%
December 31, 2021	150	$2.56	to	$5.77	$633	0.02%	1.40%	to	1.75%	17.98%	to	18.39%
December 31, 2020	157	$2.16	to	$4.87	$557	0.34%	1.40%	to	1.75%	30.30%	to	30.74%
December 31, 2019	194	$1.66	to	$3.73	$527	0.31%	1.40%	to	1.75%	32.90%	to	33.36%
December 31, 2018	202	$1.25	to	$2.79	$413	0.35%	1.40%	to	1.75%	-4.52%	to	-4.19%

	PSF Mid-Cap Growth Portfolio (Class I)
December 31, 2022	985	$2.96	to	$6.64	$4,996	0.00%	1.35%	to	1.80%	-28.25%	to	-27.93%
December 31, 2021	1,140	$4.11	to	$9.21	$7,716	0.00%	1.35%	to	1.80%	8.73%	to	9.22%
December 31, 2020	1,305	$3.77	to	$8.44	$8,185	0.00%	1.35%	to	1.80%	44.86%	to	45.51%
December 31, 2019	1,596	$2.60	to	$5.80	$6,881	0.00%	1.35%	to	1.80%	35.27%	to	35.88%
December 31, 2018	1,768	$1.92	to	$4.27	$5,686	0.00%	1.35%	to	1.80%	-9.48%	to	-9.08%

	PSF International Growth Portfolio (Class I)
December 31, 2022	575	$1.22	to	$3.05	$1,285	0.00%	1.35%	to	1.75%	-30.15%	to	-29.88%
December 31, 2021	607	$1.74	to	$4.35	$1,877	0.00%	1.35%	to	1.80%	10.49%	to	10.98%
December 31, 2020	632	$1.57	to	$3.92	$1,805	0.00%	1.35%	to	1.80%	29.78%	to	30.35%
December 31, 2019	826	$1.21	to	$3.01	$1,845	0.00%	1.35%	to	1.80%	30.04%	to	30.62%
December 31, 2018	965	$0.93	to	$2.30	$1,629	0.00%	1.35%	to	1.80%	-14.37%	to	-13.98%

	AST Cohen & Steers Realty Portfolio
December 31, 2022	958	$10.38	to	$36.50	$20,919	0.00%	0.35%	to	2.30%	-27.08%	to	-25.62%
December 31, 2021	1,151	$14.00	to	$49.85	$35,680	0.00%	0.35%	to	2.30%	39.57%	to	42.35%
December 31, 2020	1,245	$9.87	to	$35.58	$27,821	0.00%	0.35%	to	2.45%	-5.22%	to	-3.18%
December 31, 2019	1,279	$10.22	to	$37.33	$30,263	0.00%	0.35%	to	2.85%	1.14%	to	30.49%
December 31, 2018	1,360	$10.86	to	$29.01	$25,132	0.00%	0.55%	to	2.85%	-7.48%	to	-5.28%

	AST J.P. Morgan Tactical Preservation Portfolio
December 31, 2022	15,270	$12.74	to	$17.09	$214,523	0.00%	0.55%	to	2.40%	-17.70%	to	-16.19%
December 31, 2021	21,890	$15.35	to	$20.56	$371,842	0.00%	0.55%	to	2.40%	5.42%	to	7.35%
December 31, 2020	10,391	$14.42	to	$19.31	$168,536	0.00%	0.55%	to	2.45%	8.62%	to	10.74%
December 31, 2019	11,394	$13.14	to	$17.59	$167,939	0.00%	0.55%	to	2.85%	11.34%	to	13.98%
December 31, 2018	11,259	$11.64	to	$15.56	$147,331	0.00%	0.55%	to	2.85%	-7.84%	to	-5.65%

A129

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST T. Rowe Price Large-Cap Value Portfolio (merged February 11, 2022)
December 31, 2022	—	$13.50	to	$29.94	$—	0.00%	0.48%	to	2.30%	0.54%	to	0.75%
December 31, 2021	4,144	$13.40	to	$29.76	$90,157	0.00%	0.48%	to	2.30%	22.66%	to	24.94%
December 31, 2020	4,546	$10.75	to	$24.17	$81,724	0.00%	0.48%	to	2.45%	-0.41%	to	1.60%
December 31, 2019	4,342	$10.60	to	$24.14	$77,915	0.00%	0.48%	to	2.85%	6.16%	to	25.28%
December 31, 2018	962	$10.15	to	$19.53	$13,956	0.00%	0.55%	to	2.70%	-12.16%	to	-10.21%

	AST High Yield Portfolio
December 31, 2022	1,728	$9.70	to	$18.65	$24,966	0.00%	0.48%	to	2.30%	-13.55%	to	-11.94%
December 31, 2021	2,065	$11.03	to	$21.49	$34,203	0.00%	0.35%	to	2.30%	3.89%	to	5.96%
December 31, 2020	2,106	$10.44	to	$20.60	$33,441	0.00%	0.35%	to	2.45%	0.12%	to	2.28%
December 31, 2019	2,022	$10.24	to	$20.46	$32,616	0.00%	0.35%	to	2.85%	2.23%	to	14.66%
December 31, 2018	1,997	$11.29	to	$18.09	$28,532	0.00%	0.55%	to	2.85%	-4.79%	to	-2.53%

	AST Small-Cap Growth Opportunities Portfolio (merged September 9, 2022)
December 31, 2022	—	$10.70	to	$35.20	$—	0.00%	0.48%	to	2.30%	-26.31%	to	-25.36%
December 31, 2021	688	$14.35	to	$47.64	$21,918	0.00%	0.48%	to	2.30%	-3.62%	to	-1.82%
December 31, 2020	722	$14.64	to	$49.23	$24,342	0.00%	0.48%	to	2.45%	31.88%	to	34.54%
December 31, 2019	822	$10.90	to	$37.13	$20,944	0.00%	0.48%	to	2.70%	8.73%	to	35.73%
December 31, 2018	772	$10.82	to	$27.73	$14,871	0.00%	0.55%	to	2.70%	-13.27%	to	-11.34%

	AST Small-Cap Value Portfolio
December 31, 2022	1,554	$11.96	to	$31.50	$34,396	0.00%	0.48%	to	2.30%	-15.31%	to	-13.74%
December 31, 2021	567	$13.88	to	$37.05	$15,089	0.00%	0.48%	to	2.25%	28.56%	to	30.89%
December 31, 2020	677	$10.63	to	$28.72	$13,818	0.00%	0.48%	to	2.45%	-1.61%	to	0.38%
December 31, 2019	734	$10.61	to	$29.03	$15,038	0.00%	0.48%	to	2.85%	5.76%	to	21.31%
December 31, 2018	708	$11.20	to	$24.26	$12,086	0.00%	0.55%	to	2.85%	-19.45%	to	-17.53%

	AST Mid-Cap Growth Portfolio
December 31, 2022	1,937	$10.48	to	$33.60	$44,928	0.00%	0.35%	to	2.30%	-32.52%	to	-31.17%
December 31, 2021	2,108	$15.27	to	$49.60	$73,745	0.00%	0.35%	to	2.30%	7.94%	to	10.10%
December 31, 2020	2,255	$13.91	to	$45.77	$74,072	0.00%	0.35%	to	2.45%	31.54%	to	34.37%
December 31, 2019	2,651	$10.39	to	$34.61	$66,740	0.00%	0.35%	to	2.85%	3.60%	to	29.44%
December 31, 2018	2,750	$11.84	to	$27.11	$54,321	0.00%	0.55%	to	2.85%	-7.09%	to	-4.88%

	AST Large-Cap Value Portfolio
December 31, 2022	4,834	$13.79	to	$38.58	$122,986	0.00%	0.35%	to	2.30%	-0.63%	to	1.35%
December 31, 2021	1,575	$13.65	to	$38.67	$42,500	0.00%	0.35%	to	2.30%	26.24%	to	28.76%
December 31, 2020	1,783	$10.63	to	$30.51	$38,727	0.00%	0.35%	to	2.45%	-2.19%	to	-0.08%
December 31, 2019	1,732	$10.67	to	$31.02	$38,666	0.00%	0.35%	to	2.85%	6.16%	to	28.81%
December 31, 2018	1,743	$11.60	to	$24.42	$30,541	0.00%	0.55%	to	2.85%	-16.61%	to	-14.63%

	AST Loomis Sayles Large-Cap Growth Portfolio (merged June 10, 2022)
December 31, 2022	—	$11.93	to	$44.95	$—	0.00%	0.48%	to	2.30%	-28.37%	to	-27.78%
December 31, 2021	1,446	$16.54	to	$62.65	$64,040	0.00%	0.48%	to	2.30%	15.64%	to	17.79%
December 31, 2020	1,549	$14.06	to	$53.96	$60,330	0.00%	0.48%	to	2.85%	27.84%	to	30.96%
December 31, 2019	1,897	$10.76	to	$41.81	$58,793	0.00%	0.48%	to	2.85%	8.21%	to	30.91%
December 31, 2018	1,915	$14.30	to	$32.38	$46,002	0.00%	0.55%	to	2.85%	-5.48%	to	-3.23%

	AST MFS Growth Portfolio (merged June 10, 2022)
December 31, 2022	—	$12.19	to	$43.37	$—	0.00%	0.35%	to	2.30%	-28.92%	to	-28.30%
December 31, 2021	739	$17.02	to	$60.91	$31,650	0.00%	0.35%	to	2.30%	20.54%	to	22.95%
December 31, 2020	774	$13.89	to	$50.33	$28,723	0.00%	0.35%	to	2.45%	27.28%	to	30.02%
December 31, 2019	809	$10.72	to	$39.33	$24,748	0.00%	0.35%	to	2.45%	7.58%	to	37.02%
December 31, 2018	763	$13.95	to	$29.10	$17,359	0.00%	0.55%	to	2.70%	-0.62%	to	1.59%

	AST Mid-Cap Value Portfolio
December 31, 2022	1,394	$12.31	to	$37.97	$33,445	0.00%	0.35%	to	2.30%	-9.89%	to	-8.09%
December 31, 2021	1,735	$13.39	to	$41.97	$47,681	0.00%	0.35%	to	2.30%	30.56%	to	33.16%
December 31, 2020	1,604	$10.19	to	$32.02	$33,858	0.00%	0.48%	to	2.85%	-4.58%	to	-2.26%
December 31, 2019	1,556	$10.44	to	$33.24	$33,972	0.00%	0.48%	to	2.85%	4.52%	to	20.35%
December 31, 2018	1,470	$10.61	to	$28.00	$27,101	0.00%	0.55%	to	2.85%	-18.84%	to	-16.90%
A130

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST BlackRock Low Duration Bond Portfolio (merged February 11, 2022)
December 31, 2022	—	$9.31	to	$12.21	$—	0.00%	0.48%	to	1.95%	-1.73%	to	-1.56%
December 31, 2021	2,667	$9.14	to	$12.41	$28,123	0.00%	0.48%	to	2.25%	-2.84%	to	-1.08%
December 31, 2020	2,574	$9.41	to	$12.63	$27,528	0.00%	0.48%	to	2.25%	0.26%	to	2.07%
December 31, 2019	2,326	$9.39	to	$12.46	$24,434	0.00%	0.48%	to	2.25%	0.70%	to	4.05%
December 31, 2018	2,033	$9.14	to	$12.05	$20,603	0.00%	0.55%	to	2.30%	-1.58%	to	0.19%

	AST T. Rowe Price Natural Resources Portfolio
December 31, 2022	1,413	$10.63	to	$17.60	$18,440	0.00%	0.48%	to	2.55%	3.46%	to	5.58%
December 31, 2021	2,270	$10.11	to	$16.82	$28,074	0.00%	0.48%	to	2.55%	20.72%	to	23.20%
December 31, 2020	2,756	$8.23	to	$13.78	$27,662	0.00%	0.48%	to	2.55%	-4.65%	to	-2.69%
December 31, 2019	2,634	$8.49	to	$14.29	$27,208	0.00%	0.48%	to	2.70%	4.54%	to	16.22%
December 31, 2018	2,264	$7.33	to	$12.40	$20,246	0.00%	0.55%	to	2.70%	-18.92%	to	-17.11%

	AST T. Rowe Price Asset Allocation Portfolio
December 31, 2022	59,956	$11.69	to	$22.71	$1,093,319	0.00%	0.35%	to	2.55%	-18.43%	to	-16.64%
December 31, 2021	72,394	$14.02	to	$27.68	$1,598,956	0.00%	0.35%	to	2.55%	9.62%	to	12.02%
December 31, 2020	60,620	$12.52	to	$25.10	$1,205,421	0.00%	0.35%	to	2.85%	9.33%	to	12.14%
December 31, 2019	66,787	$15.39	to	$22.74	$1,195,684	0.00%	0.55%	to	2.85%	17.40%	to	20.18%
December 31, 2018	68,596	$12.92	to	$19.18	$1,037,327	0.00%	0.55%	to	2.85%	-8.04%	to	-5.85%

	AST MFS Global Equity Portfolio
December 31, 2022	1,149	$11.30	to	$30.93	$26,188	0.00%	0.35%	to	2.55%	-20.00%	to	-18.25%
December 31, 2021	1,380	$13.87	to	$38.43	$39,405	0.00%	0.35%	to	2.55%	13.94%	to	16.44%
December 31, 2020	1,528	$11.95	to	$33.53	$38,256	0.00%	0.35%	to	2.55%	11.34%	to	13.78%
December 31, 2019	1,615	$10.53	to	$29.94	$36,538	0.00%	0.35%	to	2.85%	6.47%	to	29.24%
December 31, 2018	1,710	$11.72	to	$23.49	$30,215	0.00%	0.55%	to	2.85%	-12.15%	to	-10.05%

	AST J.P. Morgan International Equity Portfolio
December 31, 2022	1,184	$11.99	to	$18.31	$16,666	0.00%	0.55%	to	2.55%	-22.31%	to	-20.77%
December 31, 2021	1,627	$15.32	to	$23.43	$29,196	0.00%	0.55%	to	2.55%	8.31%	to	10.46%
December 31, 2020	1,750	$14.04	to	$21.51	$28,581	0.00%	0.55%	to	2.55%	10.27%	to	12.46%
December 31, 2019	1,837	$12.64	to	$19.39	$26,684	0.00%	0.55%	to	2.70%	23.79%	to	26.52%
December 31, 2018	1,838	$10.11	to	$15.54	$21,142	0.00%	0.55%	to	2.70%	-19.71%	to	-17.92%

	AST Wellington Management Hedged Equity Portfolio
December 31, 2022	6,970	$12.12	to	$23.59	$112,355	0.00%	0.35%	to	2.55%	-9.98%	to	-8.01%
December 31, 2021	8,522	$13.17	to	$26.05	$150,638	0.00%	0.35%	to	2.55%	9.27%	to	11.66%
December 31, 2020	9,364	$11.80	to	$23.70	$149,135	0.00%	0.35%	to	2.55%	4.01%	to	6.29%
December 31, 2019	10,000	$13.52	to	$22.66	$151,270	0.00%	0.55%	to	2.85%	17.12%	to	19.89%
December 31, 2018	9,607	$11.54	to	$19.16	$122,382	0.00%	0.55%	to	2.85%	-7.72%	to	-5.52%

	AST Capital Growth Asset Allocation Portfolio
December 31, 2022	29,501	$17.44	to	$25.34	$581,842	0.00%	0.55%	to	2.55%	-18.97%	to	-17.36%
December 31, 2021	35,165	$21.30	to	$31.09	$843,786	0.00%	0.55%	to	2.55%	14.07%	to	16.33%
December 31, 2020	38,270	$18.48	to	$27.09	$795,759	0.00%	0.55%	to	2.70%	10.36%	to	12.80%
December 31, 2019	41,084	$16.53	to	$24.35	$763,571	0.00%	0.55%	to	2.85%	18.76%	to	21.58%
December 31, 2018	40,025	$13.72	to	$20.31	$621,582	0.00%	0.55%	to	2.85%	-8.91%	to	-6.74%

	AST Academic Strategies Asset Allocation Portfolio
December 31, 2022	11,135	$12.10	to	$16.70	$150,353	0.00%	0.55%	to	2.40%	-15.47%	to	-13.92%
December 31, 2021	16,045	$14.19	to	$19.67	$256,022	0.00%	0.55%	to	2.40%	9.80%	to	11.82%
December 31, 2020	17,949	$12.80	to	$17.83	$257,724	0.00%	0.55%	to	2.50%	1.67%	to	3.65%
December 31, 2019	19,467	$12.46	to	$17.44	$271,525	0.00%	0.55%	to	2.85%	12.75%	to	15.42%
December 31, 2018	18,241	$10.90	to	$15.32	$222,318	0.00%	0.55%	to	2.85%	-10.77%	to	-8.64%

	AST Balanced Asset Allocation Portfolio
December 31, 2022	45,250	$11.53	to	$21.58	$794,827	0.00%	0.35%	to	2.55%	-18.34%	to	-16.55%
December 31, 2021	36,045	$13.82	to	$26.27	$769,774	0.00%	0.35%	to	2.55%	10.04%	to	12.45%
December 31, 2020	40,432	$12.29	to	$23.74	$774,354	0.00%	0.35%	to	2.70%	8.75%	to	11.38%
December 31, 2019	43,887	$11.03	to	$21.65	$762,061	0.00%	0.35%	to	2.85%	10.20%	to	18.76%
December 31, 2018	44,995	$12.98	to	$18.48	$667,892	0.00%	0.55%	to	2.85%	-7.66%	to	-5.46%

A131

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*		Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Preservation Asset Allocation Portfolio
December 31, 2022	19,280	$10.51	to	$16.52	$273,556	0.00%		0.35%	to	2.55%	-17.72%	to	-15.92%
December 31, 2021	27,147	$12.51	to	$19.81	$462,363	0.00%		0.35%	to	2.55%	3.60%	to	5.87%
December 31, 2020	29,998	$11.81	to	$18.93	$485,013	0.00%		0.35%	to	2.85%	5.97%	to	8.70%
December 31, 2019	31,603	$13.31	to	$17.70	$475,783	0.00%		0.55%	to	2.85%	11.47%	to	14.11%
December 31, 2018	32,524	$11.77	to	$15.72	$433,759	0.00%		0.55%	to	2.85%	-5.62%	to	-3.38%

	AST Prudential Growth Allocation Portfolio
December 31, 2022	40,681	$10.87	to	$21.53	$708,500	0.00%		0.35%	to	2.55%	-20.33%	to	-18.58%
December 31, 2021	53,041	$13.35	to	$26.87	$1,145,059	0.00%		0.35%	to	2.55%	13.80%	to	16.29%
December 31, 2020	59,219	$11.48	to	$23.47	$1,106,366	0.00%		0.35%	to	2.85%	2.84%	to	5.49%
December 31, 2019	65,525	$14.36	to	$22.61	$1,168,279	0.00%		0.55%	to	2.85%	15.78%	to	18.52%
December 31, 2018	64,493	$12.34	to	$19.34	$981,859	0.00%		0.55%	to	2.85%	-10.24%	to	-8.11%

	AST Advanced Strategies Portfolio
December 31, 2022	24,255	$11.66	to	$23.52	$447,362	0.00%		0.35%	to	2.40%	-18.58%	to	-16.91%
December 31, 2021	29,141	$14.03	to	$28.76	$653,220	0.00%		0.35%	to	2.40%	11.16%	to	13.43%
December 31, 2020	32,733	$12.37	to	$25.76	$650,283	0.00%		0.35%	to	2.85%	7.53%	to	10.29%
December 31, 2019	36,240	$15.66	to	$23.73	$658,749	0.00%		0.55%	to	2.85%	18.39%	to	21.19%
December 31, 2018	37,243	$13.04	to	$19.85	$567,375	0.00%		0.55%	to	2.85%	-8.58%	to	-6.41%

	AST Large-Cap Growth Portfolio
December 31, 2022	5,691	$11.52	to	$48.39	$167,757	0.00%		0.35%	to	2.30%	-34.74%	to	-33.44%
December 31, 2021	3,044	$17.36	to	$73.86	$138,185	0.00%		0.35%	to	2.30%	14.42%	to	16.70%
December 31, 2020	2,941	$14.92	to	$64.30	$125,572	0.00%		0.35%	to	2.45%	36.38%	to	39.32%
December 31, 2019	3,187	$10.74	to	$46.89	$106,330	0.00%		0.35%	to	2.85%	7.75%	to	27.52%
December 31, 2018	3,097	$15.05	to	$37.28	$84,917	0.00%		0.55%	to	2.85%	0.89%	to	3.29%

	AST Government Money Market Portfolio
December 31, 2022	6,937	$7.84	to	$10.02	$64,680	1.32%		0.48%	to	2.30%	-1.05%	to	0.74%
December 31, 2021	5,069	$7.73	to	$9.95	$47,531	0.00%	(1)	0.48%	to	2.45%	-2.45%	to	-0.48%
December 31, 2020	5,655	$7.93	to	$10.00	$53,123	0.12%		0.48%	to	2.45%	-2.23%	to	-0.26%
December 31, 2019	2,484	$8.11	to	$10.02	$23,074	1.68%		0.48%	to	2.45%	-0.80%	to	1.13%
December 31, 2018	2,871	$8.17	to	$9.92	$26,432	1.32%		0.55%	to	2.45%	-1.20%	to	0.74%

	AST Small-Cap Growth Portfolio
December 31, 2022	1,364	$11.44	to	$40.77	$34,937	0.00%		0.35%	to	2.30%	-29.24%	to	-27.83%
December 31, 2021	910	$15.89	to	$57.39	$34,016	0.00%		0.35%	to	2.30%	2.13%	to	4.17%
December 31, 2020	903	$15.31	to	$55.97	$33,902	0.00%		0.35%	to	2.45%	44.76%	to	47.87%
December 31, 2019	1,038	$10.38	to	$38.45	$27,923	0.00%		0.35%	to	2.85%	3.62%	to	29.40%
December 31, 2018	1,038	$11.94	to	$30.13	$22,087	0.00%		0.55%	to	2.85%	-11.03%	to	-8.91%

	AST BlackRock/Loomis Sayles Bond Portfolio (merged February 11, 2022)
December 31, 2022	—	$10.26	to	$15.83	$—	0.00%		0.48%	to	2.55%	-3.52%	to	-3.29%
December 31, 2021	15,544	$10.61	to	$16.38	$200,011	0.00%		0.35%	to	2.55%	-3.59%	to	-1.48%
December 31, 2020	15,205	$10.81	to	$16.76	$199,391	0.00%		0.35%	to	2.85%	4.31%	to	6.99%
December 31, 2019	15,500	$10.13	to	$15.79	$191,075	0.00%		0.35%	to	2.85%	0.97%	to	8.62%
December 31, 2018	15,039	$9.94	to	$14.62	$171,480	0.00%		0.55%	to	2.85%	-3.51%	to	-1.21%

	AST International Value Portfolio
December 31, 2022	917	$9.62	to	$15.54	$11,033	0.00%		0.48%	to	2.55%	-12.34%	to	-10.54%
December 31, 2021	1,061	$10.89	to	$17.63	$14,537	0.00%		0.48%	to	2.55%	4.97%	to	7.12%
December 31, 2020	1,159	$10.29	to	$16.69	$14,824	0.00%		0.48%	to	2.55%	-3.08%	to	-1.08%
December 31, 2019	1,154	$10.53	to	$17.12	$14,999	0.00%		0.48%	to	2.70%	7.85%	to	19.36%
December 31, 2018	1,024	$8.93	to	$14.54	$11,239	0.00%		0.55%	to	2.70%	-18.41%	to	-16.60%

	AST International Growth Portfolio
December 31, 2022	1,152	$11.24	to	$22.62	$19,425	0.00%		0.48%	to	2.55%	-30.46%	to	-29.03%
December 31, 2021	1,242	$15.87	to	$32.34	$30,197	0.00%		0.48%	to	2.55%	9.70%	to	11.96%
December 31, 2020	1,291	$14.20	to	$29.31	$28,471	0.00%		0.48%	to	2.55%	28.06%	to	30.69%
December 31, 2019	1,444	$10.89	to	$22.75	$24,732	0.00%		0.48%	to	2.55%	10.22%	to	31.38%
December 31, 2018	1,476	$10.39	to	$17.56	$19,291	0.00%		0.55%	to	2.55%	-15.50%	to	-13.81%

A132

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Investment Grade Bond Portfolio
December 31, 2022	79,260	$10.26	to	$17.26	$990,546	0.00%	0.35%	to	1.95%	-15.50%	to	-14.12%
December 31, 2021	4,367	$12.14	to	$20.26	$72,288	0.00%	0.85%	to	2.25%	-4.37%	to	-3.00%
December 31, 2020	4,906	$12.60	to	$20.94	$84,251	0.00%	0.35%	to	2.25%	13.85%	to	16.06%
December 31, 2019	7,404	$11.08	to	$18.19	$109,751	0.00%	0.55%	to	2.25%	8.73%	to	10.62%
December 31, 2018	50,427	$10.16	to	$16.54	$611,859	0.00%	0.55%	to	2.25%	-2.52%	to	-0.82%

	AST Core Fixed Income Portfolio
December 31, 2022	22,452	$8.71	to	$13.07	$258,910	0.00%	0.35%	to	2.55%	-18.36%	to	-13.22%
December 31, 2021	9,539	$10.73	to	$15.71	$134,962	0.00%	0.35%	to	2.30%	-4.49%	to	-2.58%
December 31, 2020	9,362	$11.05	to	$16.23	$137,138	0.00%	0.35%	to	2.85%	5.03%	to	7.73%
December 31, 2019	9,418	$10.29	to	$15.16	$128,739	0.00%	0.35%	to	2.85%	2.43%	to	11.68%
December 31, 2018	9,301	$10.58	to	$13.64	$114,486	0.00%	0.55%	to	2.85%	-5.07%	to	-2.80%

	AST Cohen & Steers Global Realty Portfolio
December 31, 2022	393	$9.37	to	$22.85	$6,010	0.00%	0.48%	to	2.30%	-27.15%	to	-25.79%
December 31, 2021	498	$12.65	to	$31.25	$10,472	0.00%	0.48%	to	2.30%	23.98%	to	26.29%
December 31, 2020	552	$10.03	to	$25.10	$9,327	0.00%	0.48%	to	2.45%	-5.32%	to	-3.41%
December 31, 2019	490	$10.41	to	$26.37	$8,790	0.00%	0.48%	to	2.85%	3.77%	to	24.44%
December 31, 2018	476	$10.44	to	$21.49	$6,999	0.00%	0.55%	to	2.85%	-7.44%	to	-5.24%

	AST Emerging Markets Equity Portfolio
December 31, 2022	2,122	$7.10	to	$11.90	$17,968	0.00%	0.48%	to	2.55%	-23.66%	to	-22.09%
December 31, 2021	2,906	$9.27	to	$15.50	$31,634	0.00%	0.48%	to	2.55%	-2.30%	to	-0.29%
December 31, 2020	2,954	$9.35	to	$15.77	$32,397	0.00%	0.48%	to	2.85%	1.09%	to	3.56%
December 31, 2019	2,446	$9.24	to	$15.45	$25,714	0.00%	0.48%	to	2.85%	5.94%	to	12.72%
December 31, 2018	2,114	$8.22	to	$13.89	$19,786	0.00%	0.55%	to	2.85%	-16.51%	to	-14.52%

	AST Goldman Sachs Small-Cap Value Portfolio (merged June 10, 2022)
December 31, 2022	—	$11.81	to	$35.36	$—	0.00%	0.48%	to	2.30%	-12.52%	to	-11.81%
December 31, 2021	1,335	$13.40	to	$40.36	$38,343	0.00%	0.48%	to	2.30%	23.73%	to	26.03%
December 31, 2020	1,573	$10.65	to	$32.49	$36,840	0.00%	0.48%	to	2.45%	-0.07%	to	1.94%
December 31, 2019	1,475	$10.47	to	$32.33	$34,289	0.00%	0.48%	to	2.70%	4.13%	to	21.96%
December 31, 2018	1,371	$11.49	to	$26.88	$26,493	0.00%	0.55%	to	2.70%	-16.40%	to	-14.54%

	AST Moderate Multi-Asset Portfolio (merged December 2, 2022)
December 31, 2022	—	$13.29	to	$19.08	$—	0.00%	0.55%	to	2.40%	-16.53%	to	-15.12%
December 31, 2021	21,832	$15.92	to	$22.77	$408,043	0.00%	0.55%	to	2.40%	8.54%	to	10.54%
December 31, 2020	24,257	$14.67	to	$20.89	$411,855	0.00%	0.55%	to	2.85%	10.85%	to	13.47%
December 31, 2019	26,975	$13.17	to	$18.66	$406,370	0.00%	0.55%	to	2.85%	14.68%	to	17.40%
December 31, 2018	27,004	$11.42	to	$16.12	$350,824	0.00%	0.55%	to	2.85%	-10.54%	to	-8.41%

	AST J.P. Morgan Global Thematic Portfolio
December 31, 2022	9,553	$14.61	to	$21.57	$159,934	0.00%	0.55%	to	2.40%	-18.92%	to	-17.44%
December 31, 2021	11,794	$18.01	to	$26.49	$240,890	0.00%	0.55%	to	2.40%	9.78%	to	11.80%
December 31, 2020	12,962	$16.37	to	$24.03	$237,986	0.00%	0.55%	to	2.45%	10.39%	to	12.54%
December 31, 2019	14,054	$14.68	to	$21.65	$231,136	0.00%	0.55%	to	2.85%	16.03%	to	18.77%
December 31, 2018	13,554	$12.47	to	$18.48	$190,855	0.00%	0.55%	to	2.85%	-10.03%	to	-7.88%

	ProFund VP Consumer Services
December 31, 2022	16	$10.72	to	$33.69	$460	0.00%	0.35%	to	1.50%	-32.54%	to	-31.77%
December 31, 2021	15	$15.71	to	$49.48	$615	0.00%	0.35%	to	1.50%	8.60%	to	9.84%
December 31, 2020	15	$14.30	to	$45.14	$537	0.00%	0.35%	to	1.50%	26.45%	to	27.89%
December 31, 2019	14	$11.18	to	$35.37	$387	0.00%	0.35%	to	1.50%	12.25%	to	23.95%
December 31, 2018	11	$25.39	to	$28.53	$272	0.00%	0.55%	to	1.50%	-0.88%	to	0.06%

	ProFund VP Consumer Goods
December 31, 2022	3	$23.59	to	$23.59	$64	0.05%	1.50%	to	1.50%	-25.81%	to	-25.81%
December 31, 2021	3	$31.80	to	$31.80	$97	0.43%	1.50%	to	1.50%	17.88%	to	17.88%
December 31, 2020	3	$26.98	to	$26.98	$81	0.77%	1.50%	to	1.50%	29.12%	to	29.12%
December 31, 2019	3	$20.89	to	$20.89	$73	1.47%	1.50%	to	1.50%	24.69%	to	24.69%
December 31, 2018	6	$16.76	to	$16.76	$101	1.22%	1.50%	to	1.50%	-16.07%	to	-16.07%

A133

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*		Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP Financials
December 31, 2022	18	$14.05	to	$14.89	$263	0.09%		1.50%	to	1.90%	-16.72%	to	-16.39%
December 31, 2021	20	$16.87	to	$17.81	$347	0.35%		1.50%	to	1.90%	27.68%	to	28.18%
December 31, 2020	23	$13.22	to	$24.02	$316	0.65%		0.55%	to	1.90%	-3.60%	to	-2.31%
December 31, 2019	22	$13.71	to	$24.59	$338	0.52%		0.55%	to	1.90%	27.84%	to	29.55%
December 31, 2018	26	$10.72	to	$18.98	$311	0.38%		0.55%	to	1.90%	-12.11%	to	-10.92%

	ProFund VP Health Care
December 31, 2022	10	$34.89	to	$41.29	$362	0.00%		0.55%	to	1.90%	-7.77%	to	-6.54%
December 31, 2021	12	$15.28	to	$44.18	$494	0.04%		0.35%	to	1.90%	19.27%	to	21.11%
December 31, 2020	13	$12.61	to	$36.55	$413	0.00%		0.35%	to	1.90%	12.30%	to	14.04%
December 31, 2019	13	$11.06	to	$32.12	$357	0.00%		0.35%	to	1.90%	10.35%	to	18.71%
December 31, 2018	9	$24.11	to	$27.06	$216	0.00%		0.55%	to	1.90%	2.48%	to	3.86%

	ProFund VP Industrials
December 31, 2022	15	$21.63	to	$22.91	$335	0.00%		1.50%	to	1.90%	-17.17%	to	-16.85%
December 31, 2021	17	$26.11	to	$27.55	$456	0.00%		1.50%	to	1.90%	14.23%	to	14.68%
December 31, 2020	17	$12.84	to	$24.03	$408	0.21%		0.35%	to	1.90%	14.58%	to	16.35%
December 31, 2019	17	$19.95	to	$20.89	$352	0.00%		1.50%	to	1.90%	28.06%	to	28.56%
December 31, 2018	27	$15.58	to	$16.25	$432	0.11%		1.50%	to	1.90%	-14.40%	to	-14.06%

	ProFund VP Mid-Cap Growth
December 31, 2022	4	$21.58	to	$22.87	$85	0.00%		1.50%	to	1.90%	-21.83%	to	-21.52%
December 31, 2021	5	$27.61	to	$29.13	$137	0.00%		1.50%	to	1.90%	14.79%	to	15.24%
December 31, 2020	4	$24.05	to	$25.28	$112	0.00%		1.50%	to	1.90%	18.64%	to	19.11%
December 31, 2019	7	$20.27	to	$21.23	$140	0.00%		1.50%	to	1.90%	21.93%	to	22.41%
December 31, 2018	11	$16.63	to	$17.34	$195	0.00%		1.50%	to	1.90%	-13.63%	to	-13.29%

	ProFund VP Mid-Cap Value
December 31, 2022	9	$20.84	to	$22.08	$197	0.14%		1.50%	to	1.90%	-10.16%	to	-9.80%
December 31, 2021	11	$23.20	to	$24.48	$272	0.26%		1.50%	to	1.90%	26.14%	to	26.63%
December 31, 2020	12	$18.39	to	$19.33	$232	0.44%		1.50%	to	1.90%	0.39%	to	0.79%
December 31, 2019	17	$18.32	to	$19.18	$316	0.21%		1.50%	to	1.90%	21.77%	to	22.25%
December 31, 2018	14	$15.04	to	$15.69	$215	0.10%		1.50%	to	1.90%	-14.92%	to	-14.58%

	ProFund VP Real Estate
December 31, 2022	10	$14.20	to	$14.20	$136	0.75%		1.50%	to	1.50%	-27.64%	to	-27.64%
December 31, 2021	10	$19.62	to	$19.62	$196	0.03%		1.50%	to	1.50%	35.05%	to	35.05%
December 31, 2020	10	$14.53	to	$14.53	$151	1.65%		1.50%	to	1.50%	-7.68%	to	-7.68%
December 31, 2019	9	$15.74	to	$15.74	$137	1.69%		1.50%	to	1.50%	24.89%	to	24.89%
December 31, 2018	9	$12.60	to	$12.60	$118	2.16%		1.50%	to	1.50%	-7.10%	to	-7.10%

	ProFund VP Small-Cap Growth
December 31, 2022	3	$22.96	to	$24.33	$68	0.00%		1.50%	to	1.90%	-23.86%	to	-23.56%
December 31, 2021	3	$30.16	to	$31.82	$104	0.00%		1.50%	to	1.90%	18.39%	to	18.86%
December 31, 2020	3	$25.47	to	$26.78	$87	0.00%		1.50%	to	1.90%	15.20%	to	15.66%
December 31, 2019	6	$22.11	to	$23.15	$135	0.00%		1.50%	to	1.90%	16.90%	to	17.36%
December 31, 2018	9	$18.92	to	$19.73	$174	0.00%		1.50%	to	1.90%	-7.52%	to	-7.15%

	ProFund VP Small-Cap Value
December 31, 2022	8	$20.37	to	$21.58	$165	0.00%	(1)	1.50%	to	1.90%	-14.04%	to	-13.71%
December 31, 2021	9	$23.70	to	$25.01	$228	0.08%		1.50%	to	1.90%	26.16%	to	26.66%
December 31, 2020	10	$18.79	to	$19.75	$196	0.03%		1.50%	to	1.90%	-0.82%	to	-0.43%
December 31, 2019	12	$18.94	to	$19.83	$228	0.00%		1.50%	to	1.90%	20.28%	to	20.75%
December 31, 2018	9	$15.75	to	$16.42	$154	0.00%		1.50%	to	1.90%	-15.82%	to	-15.49%

	ProFund VP Telecommunications
December 31, 2022	2	$11.12	to	$11.12	$21	1.86%		1.50%	to	1.50%	-22.38%	to	-22.38%
December 31, 2021	2	$14.33	to	$14.33	$28	1.09%		1.50%	to	1.50%	16.66%	to	16.66%
December 31, 2020	2	$12.28	to	$12.28	$25	0.90%		1.50%	to	1.50%	1.63%	to	1.63%
December 31, 2019	2	$12.08	to	$12.08	$23	3.39%		1.50%	to	1.50%	13.07%	to	13.07%
December 31, 2018	3	$10.69	to	$10.69	$35	5.90%		1.50%	to	1.50%	-16.37%	to	-16.37%
A134

Note 7:    Financial Highlights (continued)

	At the year ended						For the year ended
	Units (000s)		Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP Utilities
December 31, 2022	9		$19.55	to	$19.55	$177	0.92%	1.50%	to	1.50%	-1.72%	to	-1.72%
December 31, 2021	10		$19.89	to	$19.89	$208	1.51%	1.50%	to	1.50%	13.70%	to	13.70%
December 31, 2020	11		$17.49	to	$17.49	$191	1.71%	1.50%	to	1.50%	-3.84%	to	-3.84%
December 31, 2019	9		$18.19	to	$18.19	$159	1.76%	1.50%	to	1.50%	21.06%	to	21.06%
December 31, 2018	5		$15.03	to	$15.03	$72	2.05%	1.50%	to	1.50%	1.36%	to	1.36%

	ProFund VP Large-Cap Growth
December 31, 2022	6		$26.43	to	$28.00	$177	0.00%	1.50%	to	1.90%	-31.93%	to	-31.66%
December 31, 2021	7		$38.83	to	$40.97	$291	0.00%	1.50%	to	1.90%	27.44%	to	27.94%
December 31, 2020	8		$15.05	to	$32.03	$256	0.00%	0.35%	to	1.90%	28.49%	to	30.47%
December 31, 2019	9		$23.71	to	$24.83	$231	0.00%	1.50%	to	1.90%	26.49%	to	26.99%
December 31, 2018	9		$18.75	to	$19.55	$172	0.00%	1.50%	to	1.90%	-3.70%	to	-3.32%

	ProFund VP Large-Cap Value
December 31, 2022	9		$17.57	to	$18.62	$176	0.49%	1.50%	to	1.90%	-8.56%	to	-8.20%
December 31, 2021	13		$19.22	to	$20.28	$256	0.93%	1.50%	to	1.90%	20.63%	to	21.11%
December 31, 2020	13		$15.93	to	$16.74	$217	1.19%	1.50%	to	1.90%	-1.92%	to	-1.54%
December 31, 2019	14		$16.24	to	$17.01	$240	1.06%	1.50%	to	1.90%	27.35%	to	27.86%
December 31, 2018	9		$12.75	to	$13.30	$124	0.86%	1.50%	to	1.90%	-12.30%	to	-11.96%

	AST Jennison Large-Cap Growth Portfolio (merged June 10, 2022)
December 31, 2022	—		$12.75	to	$40.36	$—	0.00%	0.48%	to	2.30%	-34.59%	to	-34.06%
December 31, 2021	1,183		$19.35	to	$61.23	$53,221	0.00%	0.48%	to	2.30%	13.06%	to	15.17%
December 31, 2020	1,206		$16.83	to	$53.20	$48,527	0.00%	0.48%	to	2.25%	50.58%	to	53.30%
December 31, 2019	1,133		$11.00	to	$34.75	$32,555	0.00%	0.48%	to	2.70%	10.47%	to	31.87%
December 31, 2018	1,077		$13.70	to	$26.47	$24,467	0.00%	0.55%	to	2.70%	-4.28%	to	-2.15%

	Allspring VT International Equity Fund (Class 1)
December 31, 2022	1		$16.59	to	$16.59	$16	4.16%	1.75%	to	1.75%	-13.00%	to	-13.00%
December 31, 2021	1		$19.07	to	$19.07	$18	1.25%	1.75%	to	1.75%	5.54%	to	5.54%
December 31, 2020	1		$18.07	to	$18.07	$22	2.65%	1.75%	to	1.75%	3.08%	to	3.08%
December 31, 2019	3		$17.53	to	$17.53	$50	4.13%	1.75%	to	1.75%	13.52%	to	13.52%
December 31, 2018	3		$15.44	to	$15.44	$39	11.56%	1.75%	to	1.75%	-18.30%	to	-18.30%

	Allspring VT Omega Growth Fund (Class 1)
December 31, 2022	54		$5.27	to	$5.53	$283	0.00%	1.50%	to	1.75%	-38.13%	to	-37.97%
December 31, 2021	74		$8.51	to	$8.92	$635	0.00%	1.50%	to	1.75%	13.29%	to	13.57%
December 31, 2020	91		$7.51	to	$7.85	$689	0.00%	1.50%	to	1.75%	40.94%	to	41.29%
December 31, 2019	104		$5.33	to	$5.56	$558	0.00%	1.50%	to	1.75%	35.03%	to	35.36%
December 31, 2018	105		$3.95	to	$4.11	$414	0.00%	1.50%	to	1.75%	-1.22%	to	-0.98%

	AST Bond Portfolio 2022
December 31, 2022	—	(2)	$11.01	to	$12.09	$1	0.00%	1.75%	to	2.55%	-3.13%	to	-2.37%
December 31, 2021	704		$11.36	to	$12.39	$8,410	0.00%	1.75%	to	2.55%	-3.39%	to	-2.63%
December 31, 2020	190		$11.33	to	$12.49	$2,328	0.00%	1.90%	to	2.85%	2.01%	to	3.01%
December 31, 2019	284		$11.11	to	$12.12	$3,323	0.00%	1.90%	to	2.85%	2.87%	to	3.88%
December 31, 2018	429		$10.80	to	$11.67	$4,816	0.00%	1.90%	to	2.85%	-3.01%	to	-2.05%

	AST Quantitative Modeling Portfolio
December 31, 2022	5,052		$10.82	to	$18.57	$73,740	0.00%	0.48%	to	2.40%	-20.65%	to	-19.14%
December 31, 2021	5,100		$13.41	to	$22.99	$95,232	0.00%	0.48%	to	2.40%	12.74%	to	14.89%
December 31, 2020	4,800		$11.69	to	$20.02	$81,046	0.00%	0.48%	to	2.40%	8.96%	to	11.04%
December 31, 2019	4,024		$10.55	to	$18.04	$66,031	0.00%	0.48%	to	2.40%	5.73%	to	20.54%
December 31, 2018	3,832		$11.57	to	$14.97	$52,994	0.00%	0.55%	to	2.40%	-8.73%	to	-7.04%

	AST BlackRock Global Strategies Portfolio
December 31, 2022	7,639		$10.44	to	$14.30	$97,231	0.00%	0.35%	to	2.35%	-18.87%	to	-17.26%
December 31, 2021	9,928		$12.62	to	$17.31	$153,966	0.00%	0.35%	to	2.35%	9.11%	to	11.28%
December 31, 2020	10,816		$11.34	to	$15.59	$151,787	0.00%	0.35%	to	2.35%	2.33%	to	4.37%
December 31, 2019	11,474		$12.62	to	$14.97	$155,803	0.00%	0.55%	to	2.55%	14.70%	to	16.97%
December 31, 2018	11,402		$11.00	to	$12.79	$133,698	0.00%	0.55%	to	2.55%	-7.65%	to	-5.80%

A135

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Allspring VT Opportunity Fund (Class 1)
December 31, 2022	3	$28.96	to	$29.78	$82	0.00%	1.50%	to	1.75%	-21.97%	to	-21.78%
December 31, 2021	4	$37.12	to	$38.07	$147	0.25%	1.50%	to	1.75%	22.91%	to	23.22%
December 31, 2020	5	$30.20	to	$30.90	$147	0.70%	1.50%	to	1.75%	19.24%	to	19.53%
December 31, 2019	6	$25.33	to	$25.85	$164	0.55%	1.50%	to	1.75%	29.54%	to	29.86%
December 31, 2018	6	$19.55	to	$19.91	$127	0.43%	1.50%	to	1.75%	-8.54%	to	-8.31%

	AST Prudential Core Bond Portfolio (merged February 11, 2022)
December 31, 2022	—	$10.08	to	$12.77	$—	0.00%	0.48%	to	2.30%	-3.89%	to	-3.68%
December 31, 2021	3,528	$10.47	to	$13.25	$42,755	0.00%	0.48%	to	2.30%	-3.61%	to	-1.81%
December 31, 2020	3,604	$10.68	to	$13.51	$44,784	0.00%	0.48%	to	2.70%	3.19%	to	5.54%
December 31, 2019	2,968	$10.14	to	$12.81	$35,623	0.00%	0.48%	to	2.70%	1.09%	to	9.15%
December 31, 2018	2,551	$10.03	to	$11.74	$28,280	0.00%	0.55%	to	2.70%	-3.51%	to	-1.36%

	AST Bond Portfolio 2023
December 31, 2022	885	$9.28	to	$10.62	$8,661	0.00%	1.30%	to	2.55%	-6.09%	to	-4.93%
December 31, 2021	47	$9.88	to	$11.17	$479	0.00%	1.30%	to	2.55%	-4.15%	to	-2.96%
December 31, 2020	51	$10.31	to	$11.51	$539	0.00%	1.30%	to	2.55%	4.12%	to	5.40%
December 31, 2019	54	$9.90	to	$10.92	$543	0.00%	1.30%	to	2.55%	3.86%	to	5.14%
December 31, 2018	110	$9.53	to	$10.39	$1,090	0.00%	1.30%	to	2.55%	-2.76%	to	-1.55%

	AST MFS Growth Allocation Portfolio
December 31, 2022	3,526	$14.19	to	$17.23	$53,538	0.00%	0.55%	to	2.40%	-19.80%	to	-18.33%
December 31, 2021	4,841	$14.16	to	$21.10	$90,401	0.00%	0.35%	to	2.40%	12.15%	to	14.44%
December 31, 2020	5,117	$12.37	to	$18.48	$84,184	0.00%	0.35%	to	2.85%	6.74%	to	9.49%
December 31, 2019	4,961	$11.30	to	$16.91	$75,361	0.00%	0.35%	to	2.85%	12.85%	to	22.09%
December 31, 2018	4,069	$11.85	to	$13.85	$51,311	0.00%	0.55%	to	2.85%	-10.90%	to	-8.78%

	AST Western Asset Emerging Markets Debt Portfolio
December 31, 2022	142	$8.53	to	$10.70	$1,332	0.00%	0.48%	to	1.95%	-17.82%	to	-16.58%
December 31, 2021	138	$10.38	to	$12.86	$1,589	0.00%	0.48%	to	1.95%	-4.94%	to	-3.51%
December 31, 2020	110	$10.92	to	$13.36	$1,344	0.00%	0.48%	to	1.95%	5.35%	to	6.93%
December 31, 2019	89	$10.28	to	$12.52	$1,035	0.00%	0.48%	to	1.95%	2.98%	to	14.22%
December 31, 2018	72	$9.21	to	$10.99	$728	0.00%	0.55%	to	1.95%	-8.50%	to	-7.18%

	AST MFS Large-Cap Value Portfolio (merged February 11, 2022)
December 31, 2022	—	$12.87	to	$27.31	$—	0.00%	0.48%	to	2.15%	-5.41%	to	-5.23%
December 31, 2021	1,225	$13.59	to	$28.82	$28,647	0.00%	0.48%	to	2.30%	22.18%	to	24.45%
December 31, 2020	1,176	$10.94	to	$23.17	$23,229	0.00%	0.48%	to	2.45%	1.35%	to	3.40%
December 31, 2019	1,033	$10.60	to	$22.43	$20,655	0.00%	0.48%	to	2.45%	6.32%	to	28.64%
December 31, 2018	893	$11.87	to	$17.44	$14,199	0.00%	0.55%	to	2.85%	-12.73%	to	-10.65%

	AST Bond Portfolio 2024
December 31, 2022	16	$9.16	to	$9.72	$155	0.00%	1.75%	to	2.30%	-8.77%	to	-8.23%
December 31, 2021	—	$10.42	to	$10.42	$—	0.00%	1.90%	to	1.90%	-4.22%	to	-4.22%
December 31, 2020	22	$10.40	to	$11.44	$242	0.00%	1.30%	to	2.45%	5.99%	to	7.26%
December 31, 2019	107	$9.81	to	$10.66	$1,098	0.00%	1.30%	to	2.45%	5.31%	to	6.57%
December 31, 2018	434	$9.32	to	$10.00	$4,129	0.00%	1.30%	to	2.45%	-3.09%	to	-1.93%

	AST ClearBridge Dividend Growth Portfolio
December 31, 2022	838	$12.64	to	$25.52	$18,043	0.00%	0.48%	to	2.30%	-9.67%	to	-7.99%
December 31, 2021	933	$13.76	to	$27.76	$22,738	0.00%	0.48%	to	2.30%	23.61%	to	25.91%
December 31, 2020	972	$10.95	to	$22.06	$19,094	0.00%	0.48%	to	2.45%	2.16%	to	4.23%
December 31, 2019	894	$10.53	to	$21.18	$17,386	0.00%	0.48%	to	2.85%	5.92%	to	30.31%
December 31, 2018	770	$13.08	to	$16.26	$11,691	0.00%	0.55%	to	2.85%	-7.49%	to	-5.29%

	AST Multi-Sector Fixed Income Portfolio
December 31, 2022	157,088	$10.13	to	$10.98	$1,591,825	0.00%	1.10%	to	1.90%	-22.63%	to	-22.00%
December 31, 2021	170,627	$13.10	to	$14.07	$2,234,643	0.00%	1.10%	to	1.90%	-2.28%	to	-1.48%
December 31, 2020	182,479	$13.40	to	$14.28	$2,445,519	0.00%	1.10%	to	1.90%	10.51%	to	11.41%
December 31, 2019	174,543	$12.13	to	$12.82	$2,116,572	0.00%	1.10%	to	1.90%	16.46%	to	17.41%
December 31, 2018	137,940	$10.41	to	$10.92	$1,436,314	0.00%	1.10%	to	1.90%	-7.40%	to	-6.64%

A136

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Large-Cap Core Portfolio
December 31, 2022	1,375	$8.58	to	$24.17	$29,276	0.00%	0.35%	to	2.30%	-18.90%	to	-17.28%
December 31, 2021	1,598	$10.58	to	$29.28	$41,496	0.00%	0.35%	to	2.30%	4.94%	to	27.39%
December 31, 2020	267	$11.89	to	$23.03	$4,940	0.00%	0.48%	to	1.95%	8.98%	to	10.61%
December 31, 2019	96	$10.77	to	$20.84	$1,804	0.00%	0.48%	to	1.95%	7.89%	to	24.50%
December 31, 2018	75	$12.76	to	$16.74	$1,197	0.00%	0.55%	to	1.95%	-8.97%	to	-7.66%

	AST Bond Portfolio 2025
December 31, 2022	30	$10.59	to	$10.98	$317	0.00%	1.90%	to	2.30%	-10.84%	to	-10.47%
December 31, 2021	13	$11.87	to	$12.30	$163	0.00%	1.90%	to	2.30%	-5.09%	to	-4.67%
December 31, 2020	17	$12.37	to	$12.90	$222	0.00%	1.90%	to	2.45%	8.62%	to	9.27%
December 31, 2019	62	$11.11	to	$11.78	$719	0.00%	1.90%	to	2.85%	5.62%	to	6.65%
December 31, 2018	227	$10.52	to	$11.05	$2,469	0.00%	1.90%	to	2.85%	-3.58%	to	-2.63%

	AST T. Rowe Price Growth Opportunities Portfolio
December 31, 2022	9,844	$12.02	to	$16.29	$147,815	0.00%	0.35%	to	1.95%	-19.50%	to	-18.19%
December 31, 2021	16,105	$14.70	to	$19.95	$299,082	0.00%	0.35%	to	1.95%	13.46%	to	15.31%
December 31, 2020	17,091	$12.74	to	$17.34	$278,303	0.00%	0.35%	to	1.95%	11.48%	to	13.30%
December 31, 2019	16,861	$11.25	to	$15.33	$244,963	0.00%	0.35%	to	1.95%	12.25%	to	24.04%
December 31, 2018	10,900	$11.53	to	$12.36	$128,786	0.00%	0.55%	to	1.95%	-9.45%	to	-8.15%

	AST T. Rowe Price Diversified Real Growth Portfolio
December 31, 2022	944	$11.30	to	$15.64	$13,915	0.00%	0.48%	to	0.86%	-16.95%	to	-16.63%
December 31, 2021	1,038	$13.58	to	$18.81	$18,637	0.00%	0.48%	to	0.86%	12.20%	to	12.63%
December 31, 2020	1,069	$12.08	to	$16.77	$17,221	0.00%	0.48%	to	0.86%	14.48%	to	14.92%
December 31, 2019	715	$10.53	to	$14.64	$10,229	0.00%	0.48%	to	0.86%	5.36%	to	21.40%
December 31, 2018	563	$11.60	to	$12.10	$6,668	0.00%	0.55%	to	0.86%	-7.91%	to	-7.62%

	AST Prudential Flexible Multi-Strategy Portfolio
December 31, 2022	1,385	$10.56	to	$13.99	$17,976	0.00%	0.48%	to	0.86%	-17.35%	to	-17.04%
December 31, 2021	1,513	$12.75	to	$16.88	$23,942	0.00%	0.48%	to	0.86%	12.35%	to	12.78%
December 31, 2020	1,588	$11.33	to	$14.98	$22,540	0.00%	0.48%	to	0.86%	7.81%	to	8.23%
December 31, 2019	1,170	$10.49	to	$13.85	$15,829	0.00%	0.48%	to	0.86%	5.03%	to	14.24%
December 31, 2018	1,077	$11.40	to	$12.12	$12,900	0.00%	0.55%	to	0.86%	-7.34%	to	-7.05%

	AST Franklin 85/15 Diversified Allocation Portfolio
December 31, 2022	2,688	$12.00	to	$13.46	$33,570	0.00%	0.55%	to	1.95%	-21.24%	to	-20.12%
December 31, 2021	3,996	$15.24	to	$16.86	$63,089	0.00%	0.55%	to	1.95%	18.54%	to	20.23%
December 31, 2020	4,165	$12.86	to	$14.02	$55,186	0.00%	0.55%	to	1.95%	4.00%	to	5.49%
December 31, 2019	4,211	$12.36	to	$13.29	$53,392	0.00%	0.55%	to	1.95%	15.95%	to	17.60%
December 31, 2018	3,258	$10.66	to	$11.30	$35,438	0.00%	0.55%	to	1.95%	-8.01%	to	-6.69%

	AST Bond Portfolio 2026
December 31, 2022	79	$8.99	to	$9.39	$733	0.00%	1.90%	to	2.50%	-12.86%	to	-12.38%
December 31, 2021	40	$10.42	to	$10.72	$426	0.00%	1.90%	to	2.30%	-6.05%	to	-5.67%
December 31, 2020	126	$10.96	to	$11.80	$1,426	0.00%	1.30%	to	2.55%	7.93%	to	9.26%
December 31, 2019	978	$9.97	to	$10.80	$10,189	0.00%	1.30%	to	2.85%	6.89%	to	8.62%
December 31, 2018	1,788	$9.33	to	$9.94	$17,164	0.00%	1.30%	to	2.85%	-3.88%	to	-2.32%

	AST Global Bond Portfolio
December 31, 2022	1,993	$8.31	to	$10.23	$18,259	0.00%	0.48%	to	2.30%	-14.21%	to	-12.61%
December 31, 2021	2,347	$9.68	to	$11.71	$24,692	0.00%	0.48%	to	2.30%	-3.73%	to	-1.93%
December 31, 2020	2,228	$10.06	to	$11.95	$24,090	0.00%	0.48%	to	2.30%	0.59%	to	3.99%
December 31, 2019	76	$9.96	to	$11.50	$861	0.00%	0.48%	to	0.86%	-0.78%	to	6.40%
December 31, 2018	65	$10.47	to	$10.81	$697	0.00%	0.55%	to	0.86%	2.58%	to	2.90%

	AST QMA International Core Equity Portfolio
December 31, 2022	139	$10.63	to	$11.99	$1,564	0.00%	0.48%	to	0.86%	-15.06%	to	-14.73%
December 31, 2021	154	$12.49	to	$14.10	$2,036	0.00%	0.48%	to	0.86%	11.15%	to	11.58%
December 31, 2020	113	$11.22	to	$12.67	$1,362	0.00%	0.48%	to	0.86%	5.66%	to	6.07%
December 31, 2019	94	$10.60	to	$11.97	$1,085	0.00%	0.48%	to	0.86%	6.98%	to	16.21%
December 31, 2018	90	$9.66	to	$10.32	$886	0.00%	0.55%	to	0.86%	-16.16%	to	-15.89%

A137

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	BlackRock Global Allocation V.I. Fund (Class III)
December 31, 2022	574	$11.12	to	$13.29	$7,250	0.00%	0.48%	to	0.86%	-16.79%	to	-16.48%
December 31, 2021	573	$13.33	to	$15.92	$8,783	0.83%	0.48%	to	0.86%	5.50%	to	5.90%
December 31, 2020	533	$12.61	to	$15.04	$7,828	1.46%	0.48%	to	0.86%	19.67%	to	20.13%
December 31, 2019	427	$10.52	to	$12.53	$5,332	1.18%	0.48%	to	0.86%	5.41%	to	17.11%
December 31, 2018	495	$10.59	to	$10.70	$5,280	0.84%	0.55%	to	0.86%	-8.38%	to	-8.09%

	JPMorgan Insurance Trust Income Builder Portfolio (Class 2)
December 31, 2022	267	$10.05	to	$12.34	$3,033	3.67%	0.48%	to	0.86%	-13.26%	to	-12.93%
December 31, 2021	263	$11.56	to	$14.18	$3,481	2.67%	0.48%	to	0.86%	7.29%	to	7.70%
December 31, 2020	208	$10.75	to	$13.18	$2,647	3.26%	0.48%	to	0.86%	4.31%	to	4.71%
December 31, 2019	199	$10.29	to	$12.60	$2,482	3.10%	0.48%	to	0.86%	2.82%	to	13.64%
December 31, 2018	195	$10.97	to	$11.08	$2,159	0.00%	0.55%	to	0.86%	-5.74%	to	-5.44%

	AST Bond Portfolio 2027
December 31, 2022	155	$8.82	to	$9.32	$1,412	0.00%	1.75%	to	2.55%	-14.86%	to	-14.20%
December 31, 2021	101	$10.48	to	$10.86	$1,083	0.00%	1.75%	to	2.30%	-6.79%	to	-6.23%
December 31, 2020	144	$11.01	to	$11.84	$1,649	0.00%	1.30%	to	2.70%	8.85%	to	10.43%
December 31, 2019	532	$10.06	to	$10.72	$5,539	0.00%	1.30%	to	2.85%	7.53%	to	9.27%
December 31, 2018	1,345	$9.35	to	$9.81	$12,857	0.00%	1.30%	to	2.85%	-4.09%	to	-2.53%

	NVIT Emerging Markets Fund (Class D)
December 31, 2022	26	$9.76	to	$9.98	$253	0.17%	1.40%	to	1.75%	-26.28%	to	-26.03%
December 31, 2021	26	$13.25	to	$13.49	$346	0.95%	1.40%	to	1.75%	-9.18%	to	-8.87%
December 31, 2020	26	$14.58	to	$14.81	$384	1.64%	1.40%	to	1.75%	10.98%	to	11.36%
December 31, 2019	37	$13.14	to	$13.30	$485	2.31%	1.40%	to	1.75%	20.47%	to	20.89%
December 31, 2018	35	$10.91	to	$11.00	$378	0.35%	1.40%	to	1.75%	-19.13%	to	-18.85%

	AST Bond Portfolio 2028
December 31, 2022	589	$9.15	to	$9.38	$5,484	0.00%	1.90%	to	2.30%	-16.03%	to	-15.68%
December 31, 2021	462	$10.89	to	$11.12	$5,106	0.00%	1.90%	to	2.30%	-6.65%	to	-6.26%
December 31, 2020	—	$11.60	to	$11.86	$—	0.00%	1.90%	to	2.45%	11.87%	to	12.50%
December 31, 2019	101	$10.37	to	$10.68	$1,062	0.00%	1.50%	to	2.45%	8.86%	to	9.94%
December 31, 2018	510	$9.52	to	$9.72	$4,901	0.00%	1.50%	to	2.45%	-4.47%	to	-3.51%

	AST Bond Portfolio 2029 (available January 2, 2018)
December 31, 2022	6	$9.37	to	$9.37	$53	0.00%	1.90%	to	1.90%	-17.57%	to	-17.57%
December 31, 2021	—	$10.75	to	$11.71	$—	0.00%	1.15%	to	3.25%	-7.62%	to	-5.61%	(3)
December 31, 2020	—	$11.91	to	$12.29	$—	0.00%	1.50%	to	2.55%	13.40%	to	14.57%
December 31, 2019	377	$10.51	to	$10.73	$4,002	0.00%	1.50%	to	2.55%	9.51%	to	10.64%
December 31, 2018	16	$9.60	to	$9.65	$150	0.00%	1.90%	to	2.45%	-4.02%	to	-3.48%

	AST American Funds Growth Allocation Portfolio (available April 30, 2018)
December 31, 2022	2,971	$12.07	to	$12.89	$36,801	0.00%	0.55%	to	1.95%	-20.66%	to	-19.53%
December 31, 2021	6,706	$15.21	to	$16.02	$104,104	0.00%	0.55%	to	1.95%	12.50%	to	14.11%
December 31, 2020	6,928	$13.52	to	$14.04	$95,070	0.00%	0.55%	to	1.95%	19.63%	to	21.33%
December 31, 2019	6,509	$11.30	to	$11.57	$74,239	0.00%	0.55%	to	1.95%	19.92%	to	21.63%
December 31, 2018	2,482	$9.42	to	$9.51	$23,479	0.00%	0.55%	to	1.95%	-5.28%	to	-4.38%

	AST Bond Portfolio 2030 (available January 2, 2019)
December 31, 2022	293	$9.40	to	$9.88	$2,816	0.00%	1.30%	to	2.55%	-19.19%	to	-18.19%
December 31, 2021	276	$11.64	to	$12.07	$3,267	0.00%	1.30%	to	2.55%	-6.58%	to	-5.43%
December 31, 2020	759	$12.40	to	$12.77	$9,566	0.00%	1.30%	to	2.70%	11.42%	to	13.04%
December 31, 2019	173	$11.16	to	$11.29	$1,942	0.00%	1.30%	to	2.45%	11.60%	to	12.93%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST BlackRock 80/20 Target Allocation ETF Portfolio (available January 28, 2019)
December 31, 2022	1,406	$13.22	to	$13.82	$18,966	0.00%	0.85%	to	1.95%	-17.37%	to	-16.45%
December 31, 2021	2,870	$16.00	to	$16.54	$46,632	0.00%	0.85%	to	1.95%	13.73%	to	15.01%
December 31, 2020	2,971	$14.07	to	$14.38	$42,221	0.00%	0.85%	to	1.95%	16.06%	to	17.36%
December 31, 2019	2,254	$12.12	to	$12.25	$27,463	0.00%	0.85%	to	1.95%	15.93%	to	17.13%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
A138

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST BlackRock 60/40 Target Allocation ETF Portfolio (available January 28, 2019)
December 31, 2022	1,160	$12.03	to	$12.58	$14,247	0.00%	0.85%	to	1.95%	-17.15%	to	-16.23%
December 31, 2021	2079	$14.53	to	$15.02	$30,671	0.00%	0.85%	to	1.95%	9.41%	to	10.64%
December 31, 2020	2108	$13.28	to	$13.58	$28,277	0.00%	0.85%	to	1.95%	13.50%	to	14.78%
December 31, 2019	1561	$11.70	to	$11.83	$18,354	0.00%	0.85%	to	1.95%	12.97%	to	14.14%
December 31, 2018	0	$—	to	$—	$—	0.00%	0%	to	0.00%	0.00%	to	0.00%

	AST Bond Portfolio 2031 (available January 2, 2020)
December 31, 2022	1,478	$8.12	to	$8.43	$12,187	0.00%	1.30%	to	2.55%	-20.76%	to	-19.78%
December 31, 2021	1,067	$10.25	to	$10.51	$11,044	0.00%	1.30%	to	2.55%	-7.14%	to	-5.99%
December 31, 2020	936	$11.04	to	$11.17	$10,389	0.00%	1.30%	to	2.55%	10.40%	to	11.76%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® International Growth Portfolio (Service Class) (available April 27, 2020)
December 31, 2022	50	$12.28	to	$12.34	$620	0.38%	0.48%	to	0.68%	-15.76%	to	-15.59%
December 31, 2021	41	$14.57	to	$14.62	$605	0.40%	0.48%	to	0.68%	8.25%	to	8.47%
December 31, 2020	16	$13.47	to	$13.48	$216	0.18%	0.48%	to	0.55%	32.65%	to	32.71%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Massachusetts Investors Growth Stock Portfolio (Service Class) (available April 27, 2020)
December 31, 2022	20	$13.50	to	$13.59	$271	0.00%	0.48%	to	0.73%	-20.03%	to	-19.83%
December 31, 2021	8	$16.90	to	$16.95	$137	0.03%	0.48%	to	0.66%	24.83%	to	25.05%
December 31, 2020	4	$13.54	to	$13.56	$56	0.00%	0.48%	to	0.66%	33.26%	to	33.42%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Technology Portfolio (Service Class) (available April 27, 2020)
December 31, 2022	322	$10.43	to	$10.54	$3,383	0.00%	0.48%	to	0.86%	-36.40%	to	-36.16%
December 31, 2021	220	$16.40	to	$16.51	$3,623	0.00%	0.48%	to	0.86%	12.45%	to	12.88%
December 31, 2020	103	$14.58	to	$14.62	$1,506	0.00%	0.48%	to	0.86%	44.68%	to	45.06%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Mid Cap Growth Series (Service Class) (available April 27, 2020)
December 31, 2022	79	$11.76	to	$11.88	$938	0.00%	0.48%	to	0.86%	-29.40%	to	-29.13%
December 31, 2021	66	$16.66	to	$16.77	$1,102	0.00%	0.48%	to	0.86%	12.90%	to	13.33%
December 31, 2020	30	$14.77	to	$14.79	$443	0.00%	0.48%	to	0.73%	44.43%	to	44.67%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® New Discovery Series (Service Class) (available April 27, 2020)
December 31, 2022	26	$11.67	to	$11.79	$302	0.00%	0.48%	to	0.86%	-30.60%	to	-30.33%
December 31, 2021	27	$16.81	to	$16.92	$452	0.00%	0.48%	to	0.86%	0.70%	to	1.09%
December 31, 2020	12	$16.71	to	$16.74	$207	0.00%	0.48%	to	0.73%	61.84%	to	62.11%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Research Series (Service Class) (available April 27, 2020)
December 31, 2022	9	$13.15	to	$13.23	$117	0.20%	0.48%	to	0.68%	-17.99%	to	-17.83%
December 31, 2021	9	$16.04	to	$16.09	$151	0.34%	0.48%	to	0.68%	23.67%	to	23.92%
December 31, 2020	9	$12.97	to	$12.99	$122	0.05%	0.48%	to	0.68%	27.88%	to	28.06%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Total Return Bond Series (Service Class) (available April 27, 2020)
December 31, 2022	466	$8.94	to	$9.03	$4,198	2.64%	0.48%	to	0.86%	-14.92%	to	-14.59%
December 31, 2021	314	$10.51	to	$10.58	$3,318	2.50%	0.48%	to	0.86%	-1.92%	to	-1.54%
December 31, 2020	169	$10.71	to	$10.74	$1,814	0.55%	0.48%	to	0.86%	7.38%	to	7.66%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A139

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	MFS® Total Return Series (Service Class) (available April 27, 2020)
December 31, 2022	121	$12.08	to	$12.21	$1,479	1.67%	0.48%	to	0.86%	-10.61%	to	-10.27%
December 31, 2021	77	$13.54	to	$13.60	$1,047	1.72%	0.48%	to	0.73%	13.00%	to	13.29%
December 31, 2020	43	$11.99	to	$12.01	$518	1.77%	0.48%	to	0.73%	18.37%	to	18.58%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Utilities Series (Service Class) (available April 27, 2020)
December 31, 2022	217	$13.63	to	$13.77	$2,987	2.41%	0.48%	to	0.86%	-0.38%	to	0.00%
December 31, 2021	139	$13.69	to	$13.77	$1,906	1.68%	0.48%	to	0.86%	12.84%	to	13.28%
December 31, 2020	58	$12.13	to	$12.16	$703	1.18%	0.48%	to	0.86%	19.22%	to	19.53%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS Asset Allocation Fund (Class 4) (available August 17, 2020)
December 31, 2022	323	$10.59	to	$10.69	$3,442	1.86%	0.48%	to	0.86%	-14.40%	to	-14.08%
December 31, 2021	234	$12.37	to	$12.44	$2,901	1.86%	0.48%	to	0.86%	13.85%	to	14.29%
December 31, 2020	79	$10.87	to	$10.88	$864	2.46%	0.48%	to	0.86%	8.38%	to	8.53%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS Washington Mutual Investors Fund℠ (Class 4) (available August 17, 2020)
December 31, 2022	163	$12.72	to	$12.83	$2,083	1.94%	0.48%	to	0.86%	-9.47%	to	-9.12%
December 31, 2021	118	$14.05	to	$14.12	$1,669	1.91%	0.48%	to	0.86%	26.42%	to	26.90%
December 31, 2020	22	$11.12	to	$11.13	$246	2.26%	0.48%	to	0.73%	11.08%	to	11.18%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS The Bond Fund of America® (Class 4) (available August 17, 2020)
December 31, 2022	477	$8.63	to	$8.71	$4,147	3.69%	0.48%	to	0.86%	-13.50%	to	-13.17%
December 31, 2021	191	$9.97	to	$10.03	$1,916	2.15%	0.48%	to	0.86%	-1.44%	to	-1.06%
December 31, 2020	24	$10.12	to	$10.13	$247	3.15%	0.48%	to	0.73%	1.25%	to	1.34%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS Capital World Growth and Income Fund® (Class 4) (available August 17, 2020)
December 31, 2022	75	$10.51	to	$10.61	$790	2.57%	0.48%	to	0.86%	-18.28%	to	-17.97%
December 31, 2021	43	$12.87	to	$12.93	$559	2.12%	0.48%	to	0.86%	13.48%	to	13.91%
December 31, 2020	5	$11.35	to	$11.35	$55	1.00%	0.48%	to	0.55%	13.12%	to	13.15%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS Global Small Capitalization Fund (Class 4) (available August 17, 2020)
December 31, 2022	22	$9.18	to	$9.23	$204	0.00%	0.48%	to	0.73%	-30.20%	to	-30.03%
December 31, 2021	19	$13.16	to	$13.19	$255	0.00%	0.48%	to	0.66%	5.72%	to	5.92%
December 31, 2020	3	$12.45	to	$12.45	$40	0.00%	0.55%	to	0.66%	23.41%	to	23.46%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS Growth Fund (Class 4) (available August 17, 2020)
December 31, 2022	445	$10.25	to	$10.31	$4,577	0.11%	0.48%	to	0.73%	-30.62%	to	-30.45%
December 31, 2021	345	$14.78	to	$14.83	$5,108	0.05%	0.48%	to	0.73%	20.80%	to	21.10%
December 31, 2020	157	$12.23	to	$12.25	$1,918	0.00%	0.48%	to	0.73%	20.39%	to	20.50%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS Growth-Income Fund (Class 4) (available August 17, 2020)
December 31, 2022	142	$11.24	to	$11.30	$1,605	1.22%	0.48%	to	0.73%	-17.31%	to	-17.10%
December 31, 2021	87	$13.59	to	$13.64	$1,190	1.13%	0.48%	to	0.73%	22.90%	to	23.21%
December 31, 2020	32	$11.06	to	$11.07	$349	2.12%	0.48%	to	0.73%	10.18%	to	10.28%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A140

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	American Funds IS International Fund (Class 4) (available August 17, 2020)
December 31, 2022	28	$9.17	to	$9.22	$257	1.84%	0.48%	to	0.73%	-21.60%	to	-21.40%
December 31, 2021	15	$11.69	to	$11.73	$176	4.08%	0.48%	to	0.73%	-2.43%	to	-2.18%
December 31, 2020	3	$11.99	to	$11.99	$36	0.41%	0.66%	to	0.66%	19.50%	to	19.50%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS New World Fund® (Class 4) (available August 17, 2020)
December 31, 2022	80	$9.53	to	$9.61	$768	1.18%	0.48%	to	0.86%	-22.92%	to	-22.63%
December 31, 2021	61	$12.36	to	$12.42	$753	0.84%	0.48%	to	0.86%	3.73%	to	4.13%
December 31, 2020	21	$11.92	to	$11.93	$249	0.00%	0.48%	to	0.73%	18.51%	to	18.62%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	BlackRock Advantage Large Cap Core V.I. Fund (Class III) (available August 17, 2020)
December 31, 2022	75	$11.31	to	$11.38	$856	0.92%	0.48%	to	0.73%	-20.74%	to	-20.54%
December 31, 2021	45	$14.27	to	$14.32	$640	0.08%	0.48%	to	0.73%	27.13%	to	27.45%
December 31, 2020	17	$11.22	to	$11.23	$191	1.92%	0.48%	to	0.66%	11.63%	to	11.70%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	BlackRock Advantage Large Cap Value V.I. Fund (Class III) (available August 17, 2020)
December 31, 2022	52	$12.78	to	$12.90	$674	1.51%	0.48%	to	0.86%	-9.19%	to	-8.85%
December 31, 2021	71	$14.08	to	$14.15	$998	3.76%	0.48%	to	0.86%	25.13%	to	25.61%
December 31, 2020	3	$11.25	to	$11.27	$36	2.03%	0.48%	to	0.86%	12.64%	to	12.80%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	BlackRock Capital Appreciation V.I. Fund (Class III) (available August 17, 2020)
December 31, 2022	59	$8.59	to	$8.64	$507	0.00%	0.48%	to	0.73%	-38.26%	to	-38.11%
December 31, 2021	42	$13.91	to	$13.96	$590	0.00%	0.48%	to	0.73%	20.01%	to	20.31%
December 31, 2020	12	$11.59	to	$11.60	$143	0.00%	0.48%	to	0.73%	14.95%	to	15.06%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	BlackRock Equity Dividend V.I. Fund (Class III) (available August 17, 2020)
December 31, 2022	147	$12.76	to	$12.88	$1,897	1.58%	0.48%	to	0.86%	-4.93%	to	-4.56%
December 31, 2021	85	$13.42	to	$13.49	$1,152	1.33%	0.48%	to	0.86%	19.26%	to	19.72%
December 31, 2020	15	$11.26	to	$11.27	$174	1.13%	0.48%	to	0.66%	12.85%	to	12.92%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	BlackRock Large Cap Focus Growth V.I. Fund (Class III) (available August 17, 2020)
December 31, 2022	65	$8.17	to	$8.21	$534	0.00%	0.48%	to	0.73%	-38.70%	to	-38.55%
December 31, 2021	134	$13.32	to	$13.37	$1,795	0.00%	0.48%	to	0.73%	16.92%	to	17.22%
December 31, 2020	19	$11.39	to	$11.40	$212	0.00%	0.48%	to	0.73%	12.78%	to	12.88%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Balanced Portfolio (Service Class 2) (available August 17, 2020)
December 31, 2022	479	$10.62	to	$10.68	$5,112	1.15%	0.48%	to	0.73%	-18.78%	to	-18.58%
December 31, 2021	358	$13.07	to	$13.12	$4,688	0.89%	0.48%	to	0.73%	17.13%	to	17.42%
December 31, 2020	139	$11.16	to	$11.17	$1,554	2.32%	0.48%	to	0.73%	11.35%	to	11.46%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Contrafund® Portfolio (Service Class 2) (available August 17, 2020)
December 31, 2022	411	$10.11	to	$10.20	$4,187	0.29%	0.48%	to	0.86%	-27.12%	to	-26.84%
December 31, 2021	360	$13.87	to	$13.95	$5,007	0.02%	0.48%	to	0.86%	26.42%	to	26.90%
December 31, 2020	200	$10.98	to	$10.99	$2,199	0.00%	0.48%	to	0.73%	8.94%	to	9.04%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A141

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Fidelity® VIP Growth Opportunities Portfolio (Service Class 2) (available August 17, 2020)
December 31, 2022	331	$8.37	to	$8.44	$2,793	0.00%	0.48%	to	0.86%	-38.85%	to	-38.61%
December 31, 2021	217	$13.68	to	$13.76	$2,985	0.00%	0.48%	to	0.86%	10.71%	to	11.13%
December 31, 2020	112	$12.37	to	$12.38	$1,389	0.00%	0.48%	to	0.73%	22.35%	to	22.47%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Health Care Portfolio (Service Class 2) (available August 17, 2020)
December 31, 2022	364	$10.42	to	$10.51	$3,818	0.00%	0.48%	to	0.86%	-13.37%	to	-13.04%
December 31, 2021	298	$12.03	to	$12.09	$3,596	0.04%	0.48%	to	0.86%	10.49%	to	10.91%
December 31, 2020	151	$10.89	to	$10.90	$1,640	1.02%	0.48%	to	0.73%	7.68%	to	7.78%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	BlackRock Basic Value V.I. Fund (Class III) (available August 17, 2020)
December 31, 2022	37	$13.00	to	$13.11	$484	1.66%	0.48%	to	0.86%	-5.94%	to	-5.58%
December 31, 2021	18	$13.89	to	$13.89	$248	1.46%	0.48%	to	0.48%	20.76%	to	20.76%
December 31, 2020	5	$11.50	to	$11.50	$60	3.74%	0.48%	to	0.48%	15.31%	to	15.31%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Bond Portfolio 2032 (available January 4, 2021)
December 31, 2022	945	$7.19	to	$7.37	$6,869	0.00%	1.30%	to	2.55%	-22.15%	to	-21.19%
December 31, 2021	621	$9.23	to	$9.35	$5,771	0.00%	1.30%	to	2.55%	-7.63%	to	-6.50%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF Global Portfolio (Class III) (available April 26, 2021)
December 31, 2022	7	$8.55	to	$8.58	$59	0.00%	0.48%	to	0.66%	-19.54%	to	-19.39%
December 31, 2021	1	$10.64	to	$10.64	$16	0.00%	0.48%	to	0.48%	6.13%	to	6.13%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF Mid-Cap Growth Portfolio (Class III) (available April 26, 2021)
December 31, 2022	35	$7.40	to	$7.43	$260	0.00%	0.48%	to	0.68%	-27.65%	to	-27.51%
December 31, 2021	26	$10.23	to	$10.24	$271	0.00%	0.48%	to	0.68%	1.12%	to	1.26%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF Natural Resources Portfolio (Class III) (available April 26, 2021)
December 31, 2022	87	$13.29	to	$13.34	$1,158	0.00%	0.48%	to	0.73%	20.99%	to	21.29%
December 31, 2021	29	$10.99	to	$11.00	$321	0.00%	0.48%	to	0.68%	8.26%	to	8.41%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF PGIM 50/50 Balanced Portfolio (Class III) (available April 26, 2021)
December 31, 2022	185	$9.04	to	$9.10	$1,680	0.00%	0.48%	to	0.86%	-15.63%	to	-15.31%
December 31, 2021	77	$10.72	to	$10.74	$824	0.00%	0.48%	to	0.68%	7.17%	to	7.31%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A142

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	PSF PGIM Flexible Managed Portfolio (Class III) (available April 26, 2021)
December 31, 2022	104	$9.10	to	$9.13	$946	0.00%	0.48%	to	0.68%	-15.49%	to	-15.32%
December 31, 2021	38	$10.77	to	$10.78	$407	0.00%	0.48%	to	0.66%	7.56%	to	7.69%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF PGIM Government Income Portfolio (Class III) (available April 26, 2021)
December 31, 2022	183	$8.45	to	$8.48	$1,552	0.00%	0.48%	to	0.66%	-14.25%	to	-14.10%
December 31, 2021	10	$9.86	to	$9.87	$94	0.00%	0.48%	to	0.66%	-1.36%	to	-1.24%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF PGIM High Yield Bond Portfolio (Class III) (available April 26, 2021)
December 31, 2022	271	$9.07	to	$9.13	$2,473	0.00%	0.48%	to	0.86%	-12.17%	to	-11.84%
December 31, 2021	137	$10.33	to	$10.36	$1,418	0.00%	0.48%	to	0.86%	3.13%	to	3.40%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF PGIM Jennison Blend Portfolio (Class III) (available April 26, 2021)
December 31, 2022	33	$8.24	to	$8.27	$273	0.00%	0.48%	to	0.73%	-25.83%	to	-25.64%
December 31, 2021	16	$11.12	to	$11.12	$175	0.00%	0.48%	to	0.48%	10.33%	to	10.33%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF PGIM Jennison Focused Blend Portfolio (Class III) (available April 26, 2021)
December 31, 2022	8	$7.85	to	$7.88	$64	0.00%	0.48%	to	0.66%	-26.43%	to	-26.30%
December 31, 2021	1	$10.68	to	$10.69	$11	0.00%	0.48%	to	0.66%	5.85%	to	5.98%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF PGIM Jennison Growth Portfolio (Class III) (available April 26, 2021)
December 31, 2022	294	$6.83	to	$6.85	$2,012	0.00%	0.48%	to	0.73%	-38.21%	to	-38.05%
December 31, 2021	91	$11.05	to	$11.06	$1,004	0.00%	0.48%	to	0.73%	9.18%	to	9.37%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF PGIM Jennison Value Portfolio (Class III) (available April 26, 2021)
December 31, 2022	76	$10.07	to	$10.13	$765	0.00%	0.48%	to	0.86%	-8.91%	to	-8.56%
December 31, 2021	21	$11.07	to	$11.08	$235	0.00%	0.48%	to	0.66%	10.44%	to	10.58%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF PGIM Total Return Bond Portfolio (Class III) (available April 26, 2021)
December 31, 2022	359	$8.53	to	$8.58	$3,075	0.00%	0.48%	to	0.86%	-15.82%	to	-15.50%
December 31, 2021	154	$10.14	to	$10.16	$1,560	0.00%	0.48%	to	0.68%	1.42%	to	1.56%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A143

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	PSF Small-Cap Stock Index Portfolio (Class III) (available April 26, 2021)
December 31, 2022	197	$8.58	to	$8.63	$1,695	0.00%	0.48%	to	0.86%	-17.30%	to	-16.98%
December 31, 2021	118	$10.37	to	$10.40	$1,226	0.00%	0.48%	to	0.86%	3.20%	to	3.47%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF Stock Index Portfolio (Class III) (available April 26, 2021)
December 31, 2022	612	$9.21	to	$9.27	$5,667	0.00%	0.48%	to	0.86%	-19.24%	to	-18.93%
December 31, 2021	430	$11.40	to	$11.43	$4,911	0.00%	0.48%	to	0.86%	13.80%	to	14.10%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Investors Trust Series (Service Class) (available April 27, 2020)
December 31, 2022	15	$13.54	to	$13.60	$204	0.44%	0.48%	to	0.66%	-17.24%	to	-17.09%
December 31, 2021	3	$16.36	to	$16.41	$49	0.61%	0.48%	to	0.66%	25.67%	to	25.90%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® International Intrinsic Value Portfolio (Initial Class) (available November 30, 2020)
December 31, 2022	5	$9.99	to	$9.99	$55	0.76%	0.40%	to	0.40%	-23.86%	to	-23.86%
December 31, 2021	3	$13.12	to	$13.12	$45	0.59%	0.40%	to	0.40%	10.11%	to	10.11%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Mid Cap Growth Series (Initial Class) (available November 30, 2020)
December 31, 2022	1	$10.29	to	$10.29	$10	0.00%	0.40%	to	0.40%	-28.98%	to	-28.98%
December 31, 2021	1	$14.48	to	$14.48	$15	0.00%	0.40%	to	0.40%	13.66%	to	13.66%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Western Asset Core Plus VIT Portfolio (Class I) (available November 30, 2020)
December 31, 2022	3	$8.55	to	$8.55	$22	1.98%	0.40%	to	0.40%	-17.56%	to	-17.56%
December 31, 2021	3	$10.37	to	$10.37	$28	5.14%	0.40%	to	0.40%	-2.36%	to	-2.36%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	ClearBridge Variable Small Cap Growth Portfolio (Class I) (available November 30, 2020)
December 31, 2022	3	$10.83	to	$10.83	$32	0.00%	0.40%	to	0.40%	-29.13%	to	-29.13%
December 31, 2021	4	$15.28	to	$15.28	$55	0.00%	0.40%	to	0.40%	12.16%	to	12.16%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	ClearBridge Variable Large Cap Growth Portfolio (Class I) (available November 30, 2020)
December 31, 2022	—	$10.10	to	$10.10	$—	0.00%	0.40%	to	0.40%	-32.52%	to	-32.52%
December 31, 2021	4	$14.97	to	$14.97	$65	0.00%	0.40%	to	0.40%	21.45%	to	21.45%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP International Capital Appreciation Portfolio (Initial Class) (available November 30, 2020)
December 31, 2022	3	$9.71	to	$9.71	$32	0.27%	0.40%	to	0.40%	-26.69%	to	-26.69%
December 31, 2021	3	$13.25	to	$13.25	$45	0.00%	0.40%	to	0.40%	11.89%	to	11.89%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A144

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Fidelity® VIP Mid Cap Portfolio (Initial Class) (available November 30, 2020)
December 31, 2022	5	$12.27	to	$12.27	$59	0.49%	0.40%	to	0.40%	-15.08%	to	-15.08%
December 31, 2021	5	$14.45	to	$14.45	$74	0.85%	0.40%	to	0.40%	25.10%	to	25.10%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Emerging Markets Portfolio (Initial Class) (available November 30, 2020)
December 31, 2022	8	$10.27	to	$10.27	$85	1.89%	0.40%	to	0.40%	-20.43%	to	-20.43%
December 31, 2021	7	$12.91	to	$12.91	$93	3.40%	0.40%	to	0.40%	-2.63%	to	-2.63%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	DFA VA U.S. Targeted Value Portfolio (available November 30, 2020)
December 31, 2022	3	$14.19	to	$14.19	$45	1.32%	0.75%	to	0.75%	-4.93%	to	-4.93%
December 31, 2021	3	$14.92	to	$14.92	$48	1.72%	0.75%	to	0.75%	38.64%	to	38.64%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	BlackRock Large Cap Focus Growth V.I. Fund (Class I) (available November 30, 2020)
December 31, 2022	23	$9.46	to	$9.46	$220	0.00%	0.40%	to	0.40%	-38.35%	to	-38.35%
December 31, 2021	23	$15.35	to	$15.35	$346	0.00%	0.40%	to	0.40%	17.62%	to	17.62%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS U.S. Government Securities Fund® (Class 1) (available November 30, 2020)
December 31, 2022	10	$9.43	to	$9.43	$98	3.94%	0.75%	to	0.75%	-11.41%	to	-11.41%
December 31, 2021	11	$10.64	to	$10.64	$118	2.20%	0.75%	to	0.75%	-1.19%	to	-1.19%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS The Bond Fund of America® (Class 1) (available November 30, 2020)
December 31, 2022	1	$9.20	to	$9.20	$12	3.10%	0.75%	to	0.75%	-12.92%	to	-12.92%
December 31, 2021	1	$10.56	to	$10.56	$14	2.82%	0.75%	to	0.75%	-0.89%	to	-0.89%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard International Portfolio (available November 30, 2020)
December 31, 2022	19	$10.26	to	$10.29	$199	1.35%	0.75%	to	0.85%	-30.71%	to	-30.64%
December 31, 2021	13	$14.84	to	$14.84	$196	0.00%	0.75%	to	0.75%	-2.28%	to	-2.28%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard Diversified Value Portfolio (available November 30, 2020)
December 31, 2022	15	$12.47	to	$12.47	$189	1.15%	0.75%	to	0.75%	-12.15%	to	-12.15%
December 31, 2021	16	$14.19	to	$14.19	$229	0.00%	0.75%	to	0.75%	29.49%	to	29.49%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A145

Note 7:    Financial Highlights (continued)

	At the year ended						For the year ended
	Units (000s)		Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Vanguard Total International Stock Market Index Portfolio (available November 30, 2020)
December 31, 2022	4		$10.11	to	$10.11	$41	2.79%	0.75%	to	0.75%	-16.64%	to	-16.64%
December 31, 2021	2		$12.13	to	$12.13	$24	0.00%	0.75%	to	0.75%	7.72%	to	7.72%
December 31, 2020	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard Mid-Cap Index Portfolio (available November 30, 2020)
December 31, 2022	10		$11.29	to	$11.29	$107	1.22%	0.75%	to	0.75%	-19.43%	to	-19.43%
December 31, 2021	10		$14.01	to	$14.01	$141	0.00%	0.75%	to	0.75%	23.43%	to	23.43%
December 31, 2020	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard Equity Index Portfolio (available November 30, 2020)
December 31, 2022	—	(2)	$11.74	to	$11.74	$3	3.96%	0.75%	to	0.75%	-18.84%	to	-18.84%
December 31, 2021	4		$14.47	to	$14.47	$55	0.00%	0.75%	to	0.75%	27.59%	to	27.59%
December 31, 2020	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Total Return Bond Series (Initial Class) (available November 30, 2020)
December 31, 2022	1		$8.91	to	$8.91	$11	2.83%	0.40%	to	0.40%	-14.28%	to	-14.28%
December 31, 2021	1		$10.39	to	$10.39	$14	6.63%	0.40%	to	0.40%	-1.21%	to	-1.21%
December 31, 2020	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Investment Grade Bond Portfolio (Initial Class) (available November 30, 2020)
December 31, 2022	11		$9.13	to	$9.13	$96	2.09%	0.40%	to	0.40%	-13.31%	to	-13.31%
December 31, 2021	11		$10.53	to	$10.53	$118	2.35%	0.40%	to	0.40%	-1.00%	to	-1.00%
December 31, 2020	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® New Discovery Series (Initial Class) (available November 30, 2020)
December 31, 2022	4		$9.88	to	$9.88	$42	0.00%	0.40%	to	0.40%	-30.04%	to	-30.04%
December 31, 2021	4		$14.12	to	$14.12	$55	0.00%	0.40%	to	0.40%	1.39%	to	1.39%
December 31, 2020	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	ClearBridge Variable Dividend Strategy Portfolio (Class I) (available November 30, 2020)
December 31, 2022	11		$12.22	to	$12.22	$129	1.42%	0.40%	to	0.40%	-8.47%	to	-8.47%
December 31, 2021	11		$13.35	to	$13.35	$142	1.41%	0.40%	to	0.40%	26.29%	to	26.29%
December 31, 2020	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Utilities Series (Initial Class)(4)
December 31, 2022	2		$11.18	to	$11.21	$20	2.60%	0.40%	to	0.50%	0.25%	to	0.35%
December 31, 2021	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2020	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A146

Note 7:    Financial Highlights (continued)

	At the year ended						For the year ended
	Units (000s)		Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Vanguard Real Estate Index Portfolio (available November 15, 2018)(4)
December 31, 2022	3		$8.98	to	$8.98	$23	0.25%	0.75%	to	0.75%	-26.85%	to	-26.85%
December 31, 2021	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2020	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard Total Bond Market Index Portfolio (available November 15, 2018)(4)
December 31, 2022	3		$8.73	to	$8.75	$29	2.06%	0.75%	to	0.85%	-13.95%	to	-13.86%
December 31, 2021	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2020	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard Equity Income Portfolio (available November 15, 2018)(4)
December 31, 2022	11		$12.44	to	$12.47	$132	3.04%	0.75%	to	0.85%	-1.50%	to	-1.40%
December 31, 2021	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2020	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard High Yield Bond Portfolio (available November 15, 2018)(4)
December 31, 2022	2		$9.57	to	$9.60	$21	6.08%	0.75%	to	0.85%	-10.13%	to	-10.04%
December 31, 2021	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2020	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard Short-Term Investment Grade Portfolio (available November 15, 2018)(4)
December 31, 2022	4		$9.55	to	$9.55	$40	2.02%	0.85%	to	0.85%	-6.52%	to	-6.52%
December 31, 2021	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2020	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF Natural Resources Portfolio (Class I)(4)
December 31, 2022	4		$17.55	to	$17.60	$70	0.00%	0.40%	to	0.50%	21.43%	to	21.55%
December 31, 2021	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2020	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard Total Stock Market Index Portfolio (available November 15, 2018)(4)
December 31, 2022	8		$11.50	to	$11.50	$89	0.00%	0.75%	to	0.75%	-20.19%	to	-20.19%
December 31, 2021	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2020	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard Balanced Portfolio (available November 15, 2018)(4)
December 31, 2022	—	(2)	$10.79	to	$10.79	$4	0.00%	0.75%	to	0.75%	-14.94%	to	-14.94%
December 31, 2021	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2020	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A147

Note 7:    Financial Highlights (continued)

	At the year ended						For the year ended
	Units (000s)		Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Vanguard Growth Portfolio (available November 15, 2018)(4)
December 31, 2022	11		$10.10	to	$10.12	$107	0.00%	0.75%	to	0.85%	-33.93%	to	-33.86%
December 31, 2021	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2020	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	DFA VA International Value Portfolio (available February 24, 2020)(4)
December 31, 2022	3		$11.47	to	$11.50	$29	8.01%	0.75%	to	0.85%	-4.27%	to	-4.18%
December 31, 2021	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2020	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Floating Rate High Income Portfolio (Initial Class) (available February 24, 2020)(4)
December 31, 2022	1		$10.56	to	$10.56	$7	7.18%	0.50%	to	0.50%	-1.01%	to	-1.01%
December 31, 2021	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2020	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS Washington Mutual Investors Fund℠ (Class 1) (available February 24, 2020)(4)
December 31, 2022	1		$12.42	to	$12.42	$11	7.38%	0.75%	to	0.75%	-8.96%	to	-8.96%
December 31, 2021	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2020	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS Growth Fund (Class 1) (available February 24, 2020)(4)
December 31, 2022	1		$11.74	to	$11.74	$10	2.09%	0.75%	to	0.75%	-30.28%	to	-30.28%
December 31, 2021	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2020	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS Growth-Income Fund (Class 1) (available February 24, 2020)(4)
December 31, 2022	1		$11.32	to	$11.32	$11	5.52%	0.75%	to	0.75%	-16.91%	to	-16.91%
December 31, 2021	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2020	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Technology Portfolio (Initial Class) (available February 24, 2020)(4)
December 31, 2022	—	(2)	$12.23	to	$12.23	$5	0.00%	0.40%	to	0.40%	-36.11%	to	-36.11%
December 31, 2021	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2020	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A148

Note 7:    Financial Highlights (continued)

*
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Portfolios, net of management fees assessed by the fund manager, divided by the average daily net assets. These ratios exclude those expenses, such as mortality and expense risk and administration charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Portfolios in which the subaccount invests.

**
These amounts represent the annualized contract expenses of the Account, consisting primarily of mortality and expense risk and administration charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Portfolios are excluded.

***
These amounts represent the total returns for the periods indicated, including changes in the value of the underlying Portfolios, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Product designs within a subaccount which were offered less than one year are included in the range of total returns for that period, and their respective total returns may not correspond to the total returns of a product offering with a comparable expense ratio that was presented for the full period. Contract owners may experience different total returns based on their investment options. Subaccounts with a date notation indicate the effective date of that subaccount in the Account. Total returns for periods less than one year are not annualized. The total return is calculated for each of the five years in the period ended December 31, 2022 or for the periods indicated within.

(1)     Amount is less than 0.01%.

(2)    Amount is less than 1,000 units.

(3)    Total return reflects the return had there been contract owners in the subaccount during the period.

(4)     Subaccount became available for investment prior to 2022 but had no activity until 2022.

Note 8:    Charges and Expenses

The following represents the various charges and expenses of the Account which are paid to Pruco Life of New Jersey.

A.Mortality and Expense Risk Charges

The mortality and expense risk charges are applied daily against the net assets of each subaccount. Mortality risk is the risk that contract owners may live longer than estimated and expense risk is the risk that the cost of issuing and administering the contracts may exceed related charges assessed by Pruco Life of New Jersey. These charges are assessed through a reduction in unit values.

B.Administration Charge

The administration charge is applied daily against the net assets of each subaccount. Administration charge includes costs associated with issuing the contracts, establishing and maintaining records, and providing reports to contract owners. This charge is assessed through a reduction in unit values.

The following are the base and maximum combined mortality and expense risk and administration charges of the respective contracts.
A149

Note 8:    Charges and Expenses (continued)

Products	Base	Maximum
Discovery Choice	1.35%	1.65%
Discovery Select	1.40%	1.40%
Prudential Defined Income Annuity	1.10%	1.90%
Prudential MyRock Advisor New York Variable Annuity	0.25%	1.20%
Prudential Premier Advisor Variable Annuity Series(1)	0.35% / 0.55%	1.55%
Prudential Premier Investment Variable Annuity B Series(2)	0.48% / 0.55%	0.73%
Prudential Premier Investment Variable Annuity C Series	0.68%	0.86%
Prudential Premier Retirement Variable Annuity	0.85%	0.85%
Prudential Premier Retirement Variable Annuity B Series	1.30%	2.30%
Prudential Premier Retirement Variable Annuity C Series	1.30%	2.75%
Prudential Premier Retirement Variable Annuity L Series	1.30%	2.70%
Prudential Premier Retirement Variable Annuity X Series	1.30%	2.85%
Prudential Premier Variable Annuity B Series	1.15%	2.15%
Prudential Premier Variable Annuity Bb Series	0.95%	1.95%
Prudential Premier Variable Annuity L Series	1.50%	2.50%
Prudential Premier Variable Annuity X Series	1.55%	2.55%
Strategic Partners Advisor	1.40%	2.25%
Strategic Partners FlexElite	1.60%	2.45%
Strategic Partners FlexElite 2	1.65%	2.50%
Strategic Partners Plus	1.40%	2.40%
Strategic Partners Plus 3	1.40%	2.35%
Strategic Partners Select	1.52%	1.52%
Strategic Partners Variable Annuity One	1.40%	2.40%
Strategic Partners Variable Annuity One 3	1.40%	2.35%

(1)    Effective February 25, 2019, the base charge on Prudential Premier Advisor Variable Annuity Series product was reduced to 0.35%. Contracts issued under this product on or after February 25, 2019 will have a base charge of 0.35%.

(2)    Effective September 16, 2019, the base charge on Prudential Premier Investment Variable Annuity B Series product was reduced to 0.48%. Contracts issued under this product on or after September 16, 2019 will have a base charge of 0.48%.

C.Withdrawal Charges

A withdrawal charge may be assessed upon full or partial contract owner redemptions. These charges relate to the expenses of selling and distributing the contracts, including sales commissions, printing of prospectuses, sales administration, preparation of sales literature and other promotional activities. No withdrawal charge is imposed whenever earnings are withdrawn. The range for withdrawal charges is 0%-9%. The charge is assessed through the redemption of units.

D.Other Related Charges

For certain products with Highest Daily Lifetime Seven benefit options, the optional benefit fee is a percentage of the protected withdrawal value and is deducted pro rata from the subaccounts on a quarterly basis.

For certain products with Highest Daily Lifetime Income, Highest Daily Lifetime Six Plus, and Highest Daily Lifetime Seven Plus benefit options, the optional benefit fee is assessed against the greater of the unadjusted account value or the protected withdrawal value and is deducted pro rata from the subaccounts on a quarterly basis.

An annual maintenance fee is charged if purchase payments or account value is less than a stated amount (varies by product).

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Note 8:    Charges and Expenses (continued)
A quarterly premium-based charge is applicable to certain products, which ranges from 0.15% to 0.84% annualized.

These other related charges are assessed through the redemption of units.

Note 9:    Other

Accumulation units are the basic valuation units used to calculate a contract owner's interest allocated to the variable account before the annuitization date.

Contract owner net payments represent contract owner contributions, net of applicable deductions, charges, and state premium taxes, including transfers from the general account as a remittance of remediation credits to contract owners.

Annuity payments represent transfers to the general account at the time of contract annuitization which are used to establish the fixed payout account from which future annuity payments are distributed under the terms of the contracts.

Surrenders, withdrawals and death benefits are payments to contract owners and beneficiaries made under the terms of the contracts, including amounts that contract owners have requested to be withdrawn or paid to them.

Net transfers between other subaccounts or fixed rate option are amounts that contract owners have directed to be moved among subaccounts, including permitted transfers to and from the guaranteed interest account and market value adjustment account.

Miscellaneous transactions primarily represent timing related adjustments on contract owner transactions, such as premiums, surrenders, transfers, etc. which are funded by the general account in order to maintain appropriate contract owner account balances.

Other charges are contract level charges assessed through the redemption of units as described in Note 8, Charges and Expenses.

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Report of Independent Registered Public Accounting Firm

To the Board of Directors of Pruco Life Insurance Company of New Jersey and
the Contract Owners of Pruco Life of New Jersey Flexible Premium Variable Annuity Account

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts of Pruco Life of New Jersey Flexible Premium Variable Annuity Account indicated in the table below as of the dates indicated in the table below, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Pruco Life of New Jersey Flexible Premium Variable Annuity Account as of the dates indicated in the table below, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

PSF PGIM Government Money Market Portfolio (Class I) (1)	AST Bond Portfolio 2026 (1)
PSF PGIM Total Return Bond Portfolio (Class I) (1)	AST Global Bond Portfolio (1)
PSF PGIM Jennison Blend Portfolio (Class I) (1)	AST QMA International Core Equity Portfolio (1)
PSF PGIM Jennison Value Portfolio (Class I) (1)	BlackRock Global Allocation V.I. Fund (Class III) (1)
PSF PGIM High Yield Bond Portfolio (Class I) (1)	JPMorgan Insurance Trust Income Builder Portfolio (Class 2) (1)
PSF Stock Index Portfolio (Class I) (1)	AST Bond Portfolio 2027 (1)
PSF Global Portfolio (Class I) (1)	NVIT Emerging Markets Fund (Class D) (1)
PSF PGIM Jennison Growth Portfolio (Class I) (1)	AST Bond Portfolio 2028 (1)
PSF Small-Cap Stock Index Portfolio (Class I) (1)	AST Bond Portfolio 2029 (1)
T. Rowe Price International Stock Portfolio (1)	AST American Funds Growth Allocation Portfolio (1)
T. Rowe Price Equity Income Portfolio (Equity Income Portfolio Class) (1)	AST Bond Portfolio 2030 (1)
Invesco V.I. Core Equity Fund (Series I) (1)	AST BlackRock 80/20 Target Allocation ETF Portfolio (1)
Janus Henderson VIT Research Portfolio (Institutional Shares) (1)	AST BlackRock 60/40 Target Allocation ETF Portfolio (1)
Janus Henderson VIT Overseas Portfolio (Institutional Shares) (1)	AST Bond Portfolio 2031 (1)
MFS® Research Series (Initial Class) (1)	MFS® International Growth Portfolio (Service Class) (1)
MFS® Growth Series (Initial Class) (1)	MFS® Massachusetts Investors Growth Stock Portfolio (Service Class) (1)
American Century VP Value Fund (Class I) (1)	MFS® Technology Portfolio (Service Class) (1)
Franklin Small-Mid Cap Growth VIP Fund (Class 2) (1)	MFS® Mid Cap Growth Series (Service Class) (1)
PSF PGIM Jennison Focused Blend Portfolio (Class I) (1)	MFS® New Discovery Series (Service Class) (1)
Davis Value Portfolio (1)	MFS® Research Series (Service Class) (1)
AB VPS Large Cap Growth Portfolio (Class B) (1)	MFS® Total Return Bond Series (Service Class) (1)
PSF Small-Cap Value Portfolio (Class I) (1)	MFS® Total Return Series (Service Class) (1)
Janus Henderson VIT Research Portfolio Service Shares) (1)	MFS® Utilities Series (Service Class) (1)
PSF Mid-Cap Growth Portfolio (Class I) (1)	American Funds IS Asset Allocation Fund (Class 4) (1)
PSF International Growth Portfolio (Class I) (1)	American Funds IS Washington Mutual Investors Fund℠ (Class 4) (1)
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AST Cohen & Steers Realty Portfolio (1)	American Funds IS The Bond Fund of America® (Class 4) (1)
AST J.P. Morgan Tactical Preservation Portfolio (1)	American Funds IS Capital World Growth and Income Fund® (Class 4) (1)
AST T. Rowe Price Large-Cap Value Portfolio (5)	American Funds IS Global Small Capitalization Fund (Class 4) (1)
AST High Yield Portfolio (1)	American Funds IS Growth Fund (Class 4) (1)
AST Small-Cap Growth Opportunities Portfolio (7)	American Funds IS Growth-Income Fund (Class 4) (1)
AST Small-Cap Value Portfolio (1)	American Funds IS International Fund (Class 4) (1)
AST Mid-Cap Growth Portfolio (1)	American Funds IS New World Fund® (Class 4) (1)
AST Large-Cap Value Portfolio (1)	BlackRock Advantage Large Cap Core V.I. Fund (Class III) (1)
AST Loomis Sayles Large-Cap Growth Portfolio (6)	BlackRock Advantage Large Cap Value V.I. Fund (Class III) (1)
AST MFS Growth Portfolio (6)	BlackRock Capital Appreciation V.I. Fund (Class III) (1)
AST Mid-Cap Value Portfolio (1)	BlackRock Equity Dividend V.I. Fund (Class III) (1)
AST BlackRock Low Duration Bond Portfolio (5)	BlackRock Large Cap Focus Growth V.I. Fund (Class III) (1)
AST T. Rowe Price Natural Resources Portfolio (1)	Fidelity® VIP Balanced Portfolio (Service Class 2) (1)
AST T. Rowe Price Asset Allocation Portfolio (1)	Fidelity® VIP Contrafund® Portfolio (Service Class 2) (1)
AST MFS Global Equity Portfolio (1)	Fidelity® VIP Growth Opportunities Portfolio (Service Class 2) (1)
AST J.P. Morgan International Equity Portfolio (1)	Fidelity® VIP Health Care Portfolio (Service Class 2) (1)
AST Wellington Management Hedged Equity Portfolio (1)	BlackRock Basic Value V.I. Fund (Class III) (1)
AST Capital Growth Asset Allocation Portfolio (1)	AST Bond Portfolio 2032 (2)
AST Academic Strategies Asset Allocation Portfolio (1)	PSF Global Portfolio (Class III) (3)
AST Balanced Asset Allocation Portfolio (1)	PSF Mid-Cap Growth Portfolio (Class III) (3)
AST Preservation Asset Allocation Portfolio (1)	PSF Natural Resources Portfolio (Class III) (3)
AST Prudential Growth Allocation Portfolio (1)	PSF PGIM 50/50 Balanced Portfolio (Class III) (3)
AST Advanced Strategies Portfolio (1)	PSF PGIM Flexible Managed Portfolio (Class III) (3)
AST Large-Cap Growth Portfolio (1)	PSF PGIM Government Income Portfolio (Class III) (3)
AST Government Money Market Portfolio (1)	PSF PGIM High Yield Bond Portfolio (Class III) (3)
AST Small-Cap Growth Portfolio (1)	PSF PGIM Jennison Blend Portfolio (Class III) (3)
AST BlackRock/Loomis Sayles Bond Portfolio (5)	PSF PGIM Jennison Focused Blend Portfolio (Class III) (3)
AST International Value Portfolio (1)	PSF PGIM Jennison Growth Portfolio (Class III) (3)
AST International Growth Portfolio (1)	PSF PGIM Jennison Value Portfolio (Class III) (3)
AST Investment Grade Bond Portfolio (1)	PSF PGIM Total Return Bond Portfolio (Class III) (3)
AST Core Fixed Income Portfolio (1)	PSF Small-Cap Stock Index Portfolio (Class III) (3)
AST Cohen & Steers Global Realty Portfolio (1)	PSF Stock Index Portfolio (Class III) (3)
AST Emerging Markets Equity Portfolio (1)	MFS® Investors Trust Series (Service Class) (1)
AST Goldman Sachs Small-Cap Value Portfolio (6)	MFS® International Intrinsic Value Portfolio (Initial Class) (1)
AST Moderate Multi-Asset Portfolio (4)	MFS® Mid Cap Growth Series (Initial Class) (1)
AST J.P. Morgan Global Thematic Portfolio (1)	Western Asset Core Plus VIT Portfolio (Class I) (1)
ProFund VP Consumer Services (1)	ClearBridge Variable Small Cap Growth Portfolio (Class I) (1)
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ProFund VP Consumer Goods (1)	ClearBridge Variable Large Cap Growth Portfolio (Class I) (1)
ProFund VP Financials (1)	Fidelity® VIP International Capital Appreciation Portfolio (Initial Class) (1)
ProFund VP Health Care (1)	Fidelity® VIP Mid Cap Portfolio (Initial Class) (1)
ProFund VP Industrials (1)	Fidelity® VIP Emerging Markets Portfolio (Initial Class) (1)
ProFund VP Mid-Cap Growth (1)	DFA VA U.S. Targeted Value Portfolio (1)
ProFund VP Mid-Cap Value (1)	BlackRock Large Cap Focus Growth V.I. Fund (Class I) (1)
ProFund VP Real Estate (1)	American Funds IS U.S. Government Securities Fund® (Class 1) (1)
ProFund VP Small-Cap Growth (1)	American Funds IS The Bond Fund of America® (Class 1) (1)
ProFund VP Small-Cap Value (1)	Vanguard International Portfolio (1)
ProFund VP Telecommunications (1)	Vanguard Diversified Value Portfolio (1)
ProFund VP Utilities (1)	Vanguard Total International Stock Market Index Portfolio (1)
ProFund VP Large-Cap Growth (1)	Vanguard Mid-Cap Index Portfolio (1)
ProFund VP Large-Cap Value (1)	Vanguard Equity Index Portfolio (1)
AST Jennison Large-Cap Growth Portfolio (6)	MFS® Total Return Bond Series (Initial Class) (1)
Allspring VT International Equity Fund (Class 1) (1)	Fidelity® VIP Investment Grade Bond Portfolio (Initial Class) (1)
Allspring VT Omega Growth Fund (Class 1) (1)	MFS® New Discovery Series (Initial Class) (1)
AST Bond Portfolio 2022 (1)	ClearBridge Variable Dividend Strategy Portfolio (Class I) (1)
AST Quantitative Modeling Portfolio (1)	MFS® Utilities Series (Initial Class) (1)
AST BlackRock Global Strategies Portfolio (1)	Vanguard Real Estate Index Portfolio (1)
Allspring VT Opportunity Fund (Class 1) (1)	Vanguard Total Bond Market Index Portfolio (1)
AST Prudential Core Bond Portfolio (5)	Vanguard Equity Income Portfolio (1)
AST Bond Portfolio 2023 (1)	Vanguard High Yield Bond Portfolio (1)
AST MFS Growth Allocation Portfolio (1)	Vanguard Short-Term Investment Grade Portfolio (1)
AST Western Asset Emerging Markets Debt Portfolio (1)	PSF Natural Resources Portfolio (Class I) (1)
AST MFS Large-Cap Value Portfolio (5)	Vanguard Total Stock Market Index Portfolio (1)
AST Bond Portfolio 2024 (1)	Vanguard Balanced Portfolio (1)
AST ClearBridge Dividend Growth Portfolio (1)	Vanguard Growth Portfolio (1)
AST Multi-Sector Fixed Income Portfolio (1)	DFA VA International Value Portfolio (1)
AST Large-Cap Core Portfolio (1)	Fidelity® VIP Floating Rate High Income Portfolio (Initial Class) (1)
AST Bond Portfolio 2025 (1)	American Funds IS Washington Mutual Investors Fund℠ (Class 1) (1)
AST T. Rowe Price Growth Opportunities Portfolio (1)	American Funds IS Growth Fund (Class 1) (1)
AST T. Rowe Price Diversified Real Growth Portfolio (1)	American Funds IS Growth-Income Fund (Class 1) (1)
AST Prudential Flexible Multi-Strategy Portfolio (1)	Fidelity® VIP Technology Portfolio (Initial Class) (1)
AST Franklin 85/15 Diversified Allocation Portfolio (1)
(1)Statement of net assets as of December 31, 2022, statement of operations for the period ended December 31, 2022 and statement of changes in net assets for the periods ended December 31, 2022 and 2021.

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(2)Statement of net assets as of December 31, 2022, statement of operations for the period ended December 31, 2022 and statement of changes in net assets for the period ended December 31, 2022 and for the period January 4, 2021 (commencement of operations) to December 31, 2021.

(3)Statement of net assets as of December 31, 2022, statement of operations for the period ended December 31, 2022 and statement of changes in net assets for the period ended December 31, 2022 and for the period April 26, 2021 (commencement of operations) to December 31, 2021.

(4)Statement of net assets as of December 2, 2022 (date of merger), statement of operations for the period January 1, 2022 to December 2, 2022 and statement of changes in net assets for the period January 1, 2022 to December 2, 2022 and for the period ended December 31, 2021.

(5)Statement of net assets as of February 11, 2022 (date of merger), statement of operations for the period January 1, 2022 to February 11, 2022 and statement of changes in net assets for the period January 1, 2022 to February 11, 2022 and for the period ended December 31, 2021.

(6)Statement of net assets as of June 10, 2022 (date of merger), statement of operations for the period January 1, 2022 to June 10, 2022 and statement of changes in net assets for the period January 1, 2022 to June 10, 2022 and for the period ended December 31, 2021.

(7)Statement of net assets as of September 9, 2022 (date of merger), statement of operations for the period January 1, 2022 to September 9, 2022 and statement of changes in net assets for the period January 1, 2022 to September 9, 2022 and for the period ended December 31, 2021.

Basis for Opinions

These financial statements are the responsibility of the Pruco Life Insurance Company of New Jersey management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Pruco Life of New Jersey Flexible Premium Variable Annuity Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Pruco Life of New Jersey Flexible Premium Variable Annuity Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2022 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 6, 2023

We have served as the auditor of one or more of the subaccounts of Pruco Life of New Jersey Flexible Premium Variable Annuity Account since 1996.
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